                                                 Registration File No. 333-76931
                                                                        811-9075
          As filed with the Securities and Exchange Commission on April 30, 2004
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C., 20549

                                   ----------

                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                  /X/
                           PRE-EFFECTIVE AMENDMENT NO.                 / /

                                   ----------

                         POST-EFFECTIVE AMENDMENT NO. 6                /X/
                      ON FORM N-6 TO REGISTRATION STATEMENT
                                   ON FORM S-6

                                   ----------

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 5                       /X/
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              LLAC VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (NAME OF DEPOSITOR)
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 357-9500

                                JOHN A. TYMOCHKO
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                   ----------

Copies to:
JOAN E. BOROS, ESQ.                 WILLIAM J. O'CONNELL, ESQ.
CHRISTOPHER S. PETITO               ASSISTANT GENERAL COUNSEL AND
JORDEN BURT, LLP                    ASSISTANT SECRETARY
1025 THOMAS JEFFERSON ST., N.W.     LIBERTY LIFE ASSURANCE COMPANY
WASHINGTON, D.C. 20007-5201         OF BOSTON
                                    175 BERKELEY ST.
                                    BOSTON, MASSACHUSETTS 02117

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

      It is proposed that this filing will become effective (check appropriate box)

   / / Immediately upon filing pursuant to paragraph (b) of Rule 485.

   /X/ On April 30, 2004 at the close of business pursuant to paragraph (b) of Rule 485.

   / / 60 days after filing pursuant to paragraph (a) of Rule 485.

   / / On [date] pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

   / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                      TITLE OF SECURITIES BEING REGISTERED:

Variable portion of flexible premium variable life insurance contracts.

                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE CONTRACT
                                    ISSUED BY

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140

                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327

     This prospectus describes Flexible Premium Variable Life Insurance Contracts (the "Contract" or "Contracts") offered by Liberty Life Assurance Company of Boston ("we" , "our" or "Liberty Life") for prospective insured persons who meet our Age and underwriting standards. The Contracts are designed to provide life insurance benefits for the Insured and investment opportunities for long-term financial objectives. The Contracts are not designed for short-term trading strategies involving frequent transfers of Contract values. This prospectus provides information that a prospective owner should know before investing in the Contracts. Please read this prospectus carefully and retain it for future reference.

     The Contracts currently offer 27 investment options, each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the "Variable Account") and invests in a series (a "Portfolio") of the following investment companies:

     AIM VARIABLE INSURANCE FUNDS
     THE DREYFUS CORPORATION
     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     LIBERTY VARIABLE INVESTMENT TRUST
     MFS(R) VARIABLE INSURANCE TRUST
     STEINROE VARIABLE INVESTMENT TRUST


     Please refer to the table starting on page 12 for a complete listing of the Portfolios in which the Sub-Accounts invest. Not all of the Sub-Accounts may be available under your Contract. This prospectus is valid only if accompanied by the current prospectuses for the Portfolios. IF ANY OF THOSE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CALL OR WRITE TO US AT OUR SERVICE CENTER AT THE TELEPHONE NUMBER OR ADDRESS GIVEN ABOVE AND WE WILL SEND A REPLACEMENT OR CURRENT VERSION.


     The Owner ("you") also can allocate all or a part of your Contract's value to the Fixed Account, which credits a specified rate of interest.

     No claim is made that this variable life insurance contract is in any way similar or comparable to a systematic investment plan of a mutual fund.

     In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise. The Contracts may not be available in all states.

     It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

     THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The Date of this Prospectus is April 30, 2004

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
SUMMARY OF BENEFITS, RISKS & CHARACTERISTICS
   OF THE CONTRACTS                                                            1
   Description and Benefits of the Contracts                                   1
   Issuance and Underwriting                                                   1
   Death Benefit                                                               1
   Choice of Death Benefit Options                                             1
   Coverage Guarantees                                                         1
   Account Value                                                               1
   Multiple Investment Options                                                 1
   Fixed Account                                                               1
   Flexibility                                                                 1
   Transfers                                                                   2
   Right to Return Period                                                      2
   Surrender and Partial Withdrawals                                           2
   Loans                                                                       2
   Assignment                                                                  2
   Tax Benefits                                                                2
   Optional Insurance Benefits                                                 2
   Risks of the Contracts                                                      2
   Investment Performance                                                      2
   Suitability                                                                 2
   Risk of Lapse                                                               2
   Limitations on Access to Cash Value                                         3
   Limitations on transfers among the Sub-Accounts and the
      Fixed Account                                                            3
   Impact of Loans                                                             3
   Adverse Tax Consequences                                                    3
   Portfolio Company Risks                                                     3
   Characteristics of the Contracts                                            4
TABLES OF FEES AND EXPENSES                                                    5
   Transaction Fees                                                            5
   Periodic Charges other than Portfolio Operating Expenses                    6
   Optional Insurance Benefit Charges                                          7
   Annual Portfolio Operating Expenses                                        10
DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT                          11
   Liberty Life Assurance Company of Boston                                   11
   Variable Account                                                           11
   Safekeeping of the Variable Account's Assets                               12
   The Investment and Fixed Account Options                                   12
   Variable Account Investments                                               12
   Voting Rights                                                              15
   Additions, Deletions, and Substitutions of Securities                      16
   The Fixed Account                                                          17

                                                                            PAGE
                                                                            ----
PURCHASING A CONTRACT                                                         18
   Initial Premium                                                            18
   Contract Date                                                              18
   Face Amount                                                                18
   Subsequent Premiums                                                        19
   Guaranteed Coverage Monthly Premium                                        19
   Modified Endowment Contract                                                21
   Right to Return Contract                                                   21
ACCOUNT VALUE                                                                 21
   General                                                                    21
   Adjustments to Account Value                                               22
   Accumulation Units                                                         22
   Accumulation Unit Value                                                    22
   Postponement of Payments                                                   23
ALLOCATION OF NET PREMIUMS                                                    23
   Initial Net Premium                                                        23
   Subsequent Net Premiums                                                    24
   Asset Allocation Models                                                    24
TRANSFER PROVISIONS                                                           25
   Transfer Privilege                                                         25
   Limitations on Transfers                                                   25
   Transfers Authorized by Telephone                                          27
   Dollar Cost Averaging                                                      27
   Asset Rebalancing                                                          28
DEATH BENEFIT AND OPTIONAL INSURANCE BENEFITS                                 28
   Death Benefit                                                              28
   Death Benefit Options                                                      29
   Death Benefit at Attained Age 100                                          30
   Change in the Face Amount                                                  30
   Proceeds Options                                                           31
      - Option 1--Interest                                                    32
      - Option 2--Fixed Amount                                                32
      - Option 3--Fixed Period                                                32
      - Option 4--Life Income, with or without a guarantee period             32
   Liberty Security Account(R)                                                32
   Optional Insurance Benefit Agreements                                      33
      - Accelerated Death Benefit Agreement                                   33
      - Waiver of Specified Monthly Premium                                   33
      - Waiver of Monthly Deduction                                           33
      - Children's Protection Benefit                                         33
      - Accidental Death and Dismemberment                                    34
      - Primary Insured Term Insurance                                        34
      - Level Term Insurance                                                  34
      - Additional Insured Term Insurance                                     34

                                                                            PAGE
                                                                            ----
CHARGES AND DEDUCTIONS                                                        34
   Premium Expense Charge                                                     34
   Separate Account Expense Charge                                            35
   Monthly Deduction                                                          36
   Cost of Insurance Charge                                                   36
   Contract Fee                                                               37
   Charges for Optional Insurance Benefit Agreements                          37
   Portfolio Expenses                                                         37
   Transaction Fees                                                           37
   Withdrawal Charge                                                          37
   Medical Waiver of Withdrawal Charge                                        38
   Partial Withdrawal Fee                                                     38
   Transfer Fee                                                               39
CONTRACT SURRENDER AND PARTIAL WITHDRAWALS                                    39
   Surrender                                                                  39
   Partial Withdrawals                                                        39
      - Effect of Partial Withdrawal on Death Benefit                         40
      - Allocating Partial Withdrawals among Sub-Accounts
        and the Fixed Account                                                 40
LOANS                                                                         40
   Availability of Loans                                                      40
   Limitations                                                                40
   Interest                                                                   40
   Effect of Loans                                                            41
   Loan Procedures                                                            42
LAPSE AND REINSTATEMENT                                                       42
   Lapse                                                                      42
   Lapse Options                                                              42
   Reinstatement                                                              42
GENERAL CONTRACT PROVISIONS                                                   43
   Ownership Rights                                                           43
   Beneficiary                                                                43
   Assignment                                                                 43
   Periodic Reports                                                           43
FEDERAL INCOME TAX CONSIDERATIONS                                             44
   Taxation of Liberty Life and the Variable Account                          44
   Tax Status of the Contract                                                 44
   Diversification Requirements                                               45
   Owner Control                                                              46
   Income Tax Treatment of Life Insurance Death Benefit Proceeds              46
   Accelerated Death Benefit                                                  47
   Tax Deferral During Accumulation Period                                    47
   Contracts Which Are MECs                                                   47
   Characterization of a Contract as a MEC                                    47

                                                                            PAGE
                                                                            ----
   Tax Treatment of Withdrawals, Loans, Assignments and Pledges
      under MECs                                                              47
   Penalty Tax                                                                47
   Aggregation of Contracts                                                   48
   Contracts Which Are Not MECs                                               48
   Tax Treatment of Withdrawals Generally                                     48
   Certain Distributions Required by the Tax Law in the First 15
      Contract Years                                                          48
   Tax Treatment of Loans                                                     48
   Actions to Ensure Compliance with the Tax Law                              48
   Federal Income Tax Withholding                                             48
   Tax Advice                                                                 49
LEGAL PROCEEDINGS                                                             49
LEGAL MATTERS                                                                 49
FINANCIAL STATEMENTS                                                          49
GLOSSARY OF TERMS USED IN THE PROSPECTUS                                      50

     This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. Liberty Life does not authorize any information or representation regarding the offering described in this prospectus other than as contained in this prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

          SUMMARY OF BENEFITS, RISKS & CHARACTERISTICS OF THE CONTRACTS


     The following is a summary of the benefits, risks and characteristics of the Contracts. It is only a summary. Additional information on the Contracts' benefits, risks and characteristics can be found in the later sections of this prospectus. Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 50 of this prospectus.


DESCRIPTION AND BENEFITS OF THE CONTRACTS

     ISSUANCE AND UNDERWRITING. We will issue a Contract on the life of a prospective Insured who meets our Age and underwriting standards.

     DEATH BENEFIT. The primary benefit of your Contract is life insurance coverage. While the Contract is in force, a Death Benefit will be paid to the Beneficiary when the Insured covered under the Contract dies. You or your Beneficiary may choose to receive the Death Benefit in a lump sum or under one of our proceeds options.

     CHOICE OF DEATH BENEFIT OPTIONS. The Contract offers a choice of two Death Benefits. Under Option 1, the Death Benefit will not be less than the then current Face Amount of your Contract less any outstanding loans. Under Option 2, the Death Benefit will not be less than the sum of the then current Face Amount of your Contract and your Account Value, less any outstanding loans. Under either option, the Death Benefit may equal a multiple of the Account Value, if that amount would be greater than the amount described above.


     COVERAGE GUARANTEES. During defined periods of the Contracts, your Contract will not terminate, regardless of changes in its Account Value, as long as the specified Premiums have been paid and there are no loans outstanding. The terms and availability of the coverage guarantees differ in certain states.


     ACCOUNT VALUE. Your Contract has an Account Value. Your Account Value will vary with the performance of the Sub-Accounts, the amount of interest credited to the Fixed Account, and Net Premiums paid, partial withdrawals and charges assessed. The Contract provides you with the opportunity to take advantage of any increase in your Account Value due to positive investment performance of the Sub-Accounts, but you also bear the risk of any decrease due to negative investment performance. We do not guarantee a minimum Account Value.

     MULTIPLE INVESTMENT OPTIONS. The Contract currently offers a choice of 27 Sub-Accounts to invest in within the Variable Account. We also have arranged to make available five Asset Allocation Models, which provide generalized patterns on how to allocate the Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances.

     FIXED ACCOUNT. In addition to the above-mentioned Sub-Accounts, you may also allocate all or part of your Account Value to the Fixed Account. Amounts allocated to the Fixed Account are guaranteed by Liberty Life and earn interest daily.

     FLEXIBILITY. The Contracts are designed to be flexible to meet your specific life insurance needs. Within limitations, you can:

          -    Choose the timing, amount and frequency of your Premium payments;

          -    Increase or decrease the Contract's Face Amount;

          -    Change the Death Benefit option;

          -    Change the Beneficiary;

          -    Change your investment selections.

     TRANSFERS. Within limitations, you may transfer your Account Value among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing. While we currently waive the transfer fee, we reserve the right to charge a transfer fee of up to $25 per transfer in certain circumstances.


     RIGHT TO RETURN PERIOD. You have a limited period of time after your Contract has been issued during which you can cancel the Contract and receive a refund. You generally may cancel the Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. We will refund your Premium or Account Value, as provided by state law.

     SURRENDER AND PARTIAL WITHDRAWALS. You may surrender your Contract at any time and we will pay you its Surrender Value. After the first Contract Year, you may also withdraw a part of the Surrender Value. A partial withdrawal reduces the Account Value and may reduce the Face Amount of the Contracts and does not need to be paid back. We may deduct a withdrawal charge and/or a withdrawal fee at the time of surrender or partial withdrawal. Surrenders and partial withdrawals may have adverse tax consequences.

     LOANS. You may borrow up to 90% of the Surrender Value of your Contract as a Contract loan. The Contract secures the loan. Taking a loan may suspend coverage guarantees and may have adverse tax consequences. We will deduct any outstanding loan balance and unpaid loan interest we charge on Contract loans from any Death Benefit proceeds. Loans and/or accrued loan interest may be repaid while the Contract is in force.

     ASSIGNMENT. You may assign the Contract as collateral for a loan or other obligation. Collateral assignment of the Contract may have adverse tax consequences.

     TAX BENEFITS. Under current tax law, you are not taxed on the Contract's earnings until you withdraw Account Value from your Contract.


     OPTIONAL INSURANCE BENEFITS. There are a number of additional benefits you may be eligible to add to your Contract. Descriptions of the Optional Insurance Benefit Agreements we offer are provided in this prospectus beginning on page
28. Some of these benefits may not be available in certain states.


RISKS OF THE CONTRACTS

     INVESTMENT PERFORMANCE. Account Value allocated to the Sub-Accounts may decline in value or may not perform to your expectations. You bear the investment risk of any Account Value invested in the Sub-Accounts.

     SUITABILITY. Variable life insurance is designed for long-term financial objectives. It is not suitable as a vehicle for short-term savings due to the withdrawal charge applicable to the Contract in the early years, which could exceed the Account Value. You should not purchase the Contract if you will need the Account Value in a short period of time.

     RISK OF LAPSE. Your Contract could terminate if the Surrender Value becomes too low to support the Contract's monthly charges and you do not have a coverage guarantee. Before the Contract terminates, you will have a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional Premium.

     LIMITATIONS ON ACCESS TO CASH VALUE. Partial withdrawals are not available in the first Contract Year and are subject to minimums and maximums. A withdrawal fee is deducted from surrenders and partial withdrawals. During the first ten Contract Years or for ten years following a Face Amount increase, surrenders and partial withdrawals may be subject to a withdrawal charge.

     LIMITATIONS ON TRANSFERS AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT. While we currently are not charging a transfer fee, the Contract provides for a transfer fee of up to $25 per transfer in certain circumstances. To discourage frequent transfers of Account Value, we may impose limits on the number of transfers in certain circumstances. We also may impose special restrictions on Contracts using strategies involving frequent transfers of Account Value, whether by an individual or a third party authorized to initiate transfer requests on your behalf. Special limitations apply to transfers involving the Fixed Account. We reserve the right to modify or terminate the waiver of transfer fees or impose additional limitations on transfer privileges at any time.

     IMPACT OF LOANS. Taking a loan from your Contract may increase the risk that your Contract will lapse. Outstanding loans will reduce the Death Benefit proceeds. Also, if your Contract lapses with an outstanding loan, adverse tax consequences can result.

     ADVERSE TAX CONSEQUENCES. Under current tax law, if your Contract becomes a "modified endowment contract" ("MEC"), loans or partial withdrawals from your Contract, or collateral assignments of your Contract, will be included in gross income on an income first basis. Also, if you receive these distributions before you have attained age 59 1/2, you may be subject to a 10% penalty tax on the amount distributed.

     Existing tax laws which benefit this Contract may change at any time.

PORTFOLIO COMPANY RISKS

     Each Sub-Account invests in shares of one of the Portfolios. We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives.


     A comprehensive discussion of the risks of each Portfolio may be found in the Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. If you do not have a prospectus for a Portfolio, please contact us at the address or telephone number provided on the front cover of this prospectus and we will send you a copy.

CHARACTERISTICS OF THE CONTRACTS

     The following chart describes the principal characteristics of the Contracts. This summary also is designed to provide you a reference guide to the additional information in this prospectus.

                                               ------------
                                                PREMIUM
                                                You make a
                                                premium
                                                payment
                                               ------------             -------------
                                                     |                   We deduct a
                                                     |------------------ PREMIUM
                                                     |                   EXPENSE
                                                     |                   CHARGE
                                           ----------------------       -------------
                                            NET PREMIUM
                                            We allocate the
                                            Net Premium to
                                            the Fixed Account or
                                            Sub-Account options
                                            you choose
                                           ----------------------
                                                     |
                                                     |
                                   ----------------------------------------
-----------------                              ACCOUNT VALUE
 WE CREDIT OR
 DEBIT PORTFOLIO                    SUB-ACCOUNT INVESTMENT OPTIONS                         CHARGES
 EARNINGS OR     ------------------ Amounts you allocate to these options  -
 LOSSES                             in the Variable Account                 |     DAILY
-----------------                  ---------------------------------------- |     ---------------------------
                                    FIXED ACCOUNT                           |       We deduct a SEPARATE
-----------------                   Amounts you allocate to our             |       ACCOUNT EXPENSE CHARGE
 WE CREDIT       ------------------ Fixed Account option                    |       daily
 INTEREST                          ---------------------------------------- |----
-----------------                   LOAN ACCOUNT                            |       The Portfolios deduct
      |                             Accumulated value to secure a           |       advisory fees and other
      |---------------------------- Contract loan                           |       portfolio expenses
                                   ---------------------------------------- |     ---------------------------
                                                                      |     |     MONTHLY
                                   ------------------------------     |     |     ---------------------------
                                    CONTRACT LOAN                     |     |       We deduct monthly:
                                    Interest accrues and is paid -----|     |       - COST OF INSURANCE
                       BENEFITS     or added to your loan             |     |----   - CONTRACT FEE
                                    balance annually                  |     |       - OPTIONAL BENEFIT
                                   ------------------------------     |     |         AGREEMENT CHARGES
                                                                      |     |     ---------------------------
                                   ------------------------------     |     |
                                    DEATH BENEFIT                     |     |     AT TIME OF TRANSACTION
                                    We pay a Death Benefit to         |     |     ---------------------------
                                    your Beneficiary.  We        -----|     |       We deduct up to $25
                                    deduct any Indebtedness           |     |       on PARTIAL AND FULL
                                   ------------------------------     |     |       WITHDRAWALS
                                                                      |     |
                                                                      |     |       We deduct a WITHDRAWAL
                                   ------------------------------     |     |       CHARGE DURING THE FIRST
                                    PARTIAL WITHDRAWAL                |     |----   10 years on decreases in
                                    We pay you a portion of the  -----|             Face Amount, surrenders
                                    Account Value and reduce          |             and certain partial
                                    the Death Benefit                 |             withdrawals
                                   ------------------------------     |           ---------------------------
                                                                      |
                                   ------------------------------     |
                                    SURRENDER                         |
                                    We pay you the Surrender     -----|
                                    Value. The Contract
                                    terminates
                                   -----------------------------

ADDITIONAL INFORMATION IS PROVIDED ELSEWHERE IN THIS PROSPECTUS.

                           TABLES OF FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

TRANSACTION FEES

     This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer your Account Value between investment options.

         CHARGE                  WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
        --------                -------------------------              -----------------
PREMIUM EXPENSE CHARGE      When you pay a Premium               5.5% of each Premium(1)

WITHDRAWAL CHARGE           When you surrender or take a
(as a percentage of Face    partial withdrawal during the
Amount)(2)                  first ten Contract Years or within
                            the first ten years after any
                            increase in Face Amount

INITIAL WITHDRAWAL CHARGE                                        GUARANTEED: 5% of Face Amount
                                                                 MINIMUM: 0.016% of Face Amount
                                                                 CURRENT: 0.08% of Face Amount

INITIAL WITHDRAWAL CHARGE
FOR A MALE, AGE 30,
PREFERRED NON-TOBACCO
RATING CLASS

PARTIAL WITHDRAWAL FEE      When you take a partial              The lesser of $25 or 2% of the
                            withdrawal from the Contract         amount withdrawn(3)

TRANSFER FEE                Each transfer after the first 12     $25 per transfer(4)
                            in each Contract Year

ACCELERATED DEATH           When you receive an                  $100 processing fee(5)
BENEFIT FEE                 Accelerated Death Benefit

ANNUAL STATEMENT FEE        When you request an                  Up to $25(6)
                            additional annual statement


(1) The current Premium expense charge is 5.5% of the total Premiums paid in each Contract Year up to 12 times the Lifetime Guaranteed Coverage monthly Premium, as described in "Guaranteed Coverage Monthly Premium", beginning on page 19, and 3.5% of any Premium in excess of that amount. Twelve times the Lifetime Guaranteed Coverage monthly Premium equals the Guideline Level Premium determined under Section 7702(c) of the Tax Code. We may change the Premium expense charge but it will never exceed 5.5% of each Premium.

(2) This charge applies to all surrenders and partial withdrawals, unless you are eligible for the medical waiver of withdrawal charge. We also will charge a withdrawal charge if you decrease the Face Amount of your Contract. The amount of your withdrawal charge at issue will depend on the Insured's Age at issue, sex, and rating class. The withdrawal charge declines to zero percent after the tenth Contract Year. The withdrawal charge is equal to the initial withdrawal charge multiplied by the appropriate percentage for the Contract Year in which the surrender occurs, as described in "Transaction Fees--Withdrawal Charge" beginning on page 37.

     If you reduce the Face Amount of your Contract, the withdrawal charge applied to the Account Value will be a pro rata amount of the charge that would be assessed on a surrender of your Contract. See "Change in the Face Amount" on page 30. The withdrawal charge on a partial withdrawal will be proportionate to the resulting reduction in the Face Value. See "Transaction Fees--Withdrawal Charge," on page 37.

     If you increase the Face Amount of your Contract, we will determine an additional withdrawal charge applicable to the amount of the increase and, subject to the maximum transaction fee, apply it to any subsequent surrender, partial withdrawal or decrease in Face Amount. See "Transaction Fees--Withdrawal Charge" beginning on page 37.


(3) This fee applies to each partial withdrawal after the first in each Contract Year.

(4) We currently waive the transfer fee on all transfers. We reserve the right in the future to charge the transfer fee on all transfers after the first 12 transfers in a Contract Year, as described above.


(5) You may request an Accelerated Death Benefit only once. See "Death Benefit and Optional Insurance Benefits--Accelerated Death Benefit Agreement" on page 33.


(6) We currently waive the charge for providing additional statements. We will tell you the current charge, if one is imposed, before we send you the requested statement.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

     This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. The cost of insurance charges shown in the table may not be representative of the charges that you would pay. For more information about the cost of insurance charge that would apply to your Contract, please contact us at the address or telephone number shown on the first page of this prospectus or contact your representative.

         CHARGE                  WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
        --------                -------------------------              -----------------
COST OF INSURANCE ("COI")                Monthly
(per $1,000 of net amount
at risk)(1):

MINIMUM AND MAXIMUM                                              GUARANTEED:
COI CHARGE                                                       Minimum: $0.06 per thousand
                                                                 Maximum: $83.33 per thousand
                                                                 CURRENT:
                                                                 Minimum: $0.04 per thousand
                                                                 Maximum: $66.65 per thousand
COI CHARGE FOR A MALE                                            GUARANTEED: $0.12 per thousand
AGE 30 PREFERRED                                                 CURRENT: $0.10 per thousand
NON-TOBACCO RATING CLASS,
$100,000 FACE AMOUNT

         CHARGE                  WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
        --------                -------------------------              -----------------
CONTRACT FEE                             Monthly                 $9.00 per month for Contracts with
                                                                 Face Amounts under $100,000.
                                                                 $6.00 per month for Contracts with
                                                                 Face Amounts of at least $100,000.

SEPARATE ACCOUNT                         Daily                   0.60% of average daily net assets in
EXPENSE CHARGE                                                   the Variable Account(2)

FEDERAL INCOME                           Daily                   Currently none(3)
TAX CHARGE

NET LOAN INTEREST RATE        Accrues daily on loan balances     Standard Loan: 2%(4)

     Currently, we are offering the following optional riders. The charges for the riders you select are deducted monthly from your Contract Value as part of the Monthly Deduction. You may not be eligible for all of the optional riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefit Charges" below.

OPTIONAL INSURANCE BENEFIT CHARGES

         CHARGE                  WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
        --------                -------------------------              -----------------
PRIMARY INSURED                          Monthly                 GUARANTEED:
TERM INSURANCE                                                   Minimum: $0.08 per thousand
(per $1,000 of life                                              Maximum: $83.33 per thousand
insurance coverage)(1)

MINIMUM AND MAXIMUM                                              CURRENT:
COI CHARGE                                                       Minimum: $0.04 per thousand
                                                                 Maximum: $66.65 per thousand

COI CHARGE FOR A MALE                                            GUARANTEED: $0.12 per thousand
AGE 30 PREFERRED                                                 CURRENT: $0.10 per thousand
NON-TOBACCO RATING CLASS,
$100,000 FACE AMOUNT

ADDITIONAL INSURED                       Monthly
TERM INSURANCE
(per $1,000 of life
insurance coverage)(1)                                           GUARANTEED:

MINIMUM AND MAXIMUM                                              Minimum: $0.08 per thousand
COI CHARGE                                                       Maximum: $83.33 per thousand

                                                                 CURRENT:

                                                                 Minimum: $0.05 per thousand
                                                                 Maximum: $66.65 per thousand

COI CHARGE FOR A MALE                                            GUARANTEED: $0.12 per thousand
AGE 30 PREFERRED                                                 CURRENT: $0.10 per thousand
NON-TOBACCO RATING CLASS,
$100,000 FACE AMOUNT

         CHARGE                  WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
        --------                -------------------------              -----------------
LEVEL TERM INSURANCE                     Monthly
(per $1,000 of life
insurance coverage)(5)

MINIMUM AND MAXIMUM                                              CURRENT AND GUARANTEED:
COI CHARGE                                                       Minimum: $0.03 per thousand
                                                                 Maximum: $1.97 per thousand

COI CHARGE FOR A MALE                                            CURRENT AND GUARANTEED:
AGE 30 PREFERRED                                                 $0.15 per thousand
NON-TOBACCO RATING CLASS,
$100,000 FACE AMOUNT

WAIVER OF SPECIFIED                      Monthly
MONTHLY PREMIUM
(per $1 specified monthly
premium waived)(6)

MINIMUM AND MAXIMUM                                              CURRENT AND GUARANTEED:
COI CHARGE                                                       Minimum: $0.02 per $1 specified
                                                                 premium

                                                                 Maximum: $0.19 per $1 specified
                                                                 premium

CHARGE FOR AGE 30 AT ISSUE                                       GUARANTEED: $0.19 per $1 specified
                                                                 premium

                                                                 CURRENT: $0.04 per $1 specified
                                                                 premium

WAIVER OF MONTHLY                        Monthly
DEDUCTION
(per $1 monthly deductions
waived)(7)

MINIMUM AND                                                      CURRENT AND GUARANTEED:
MAXIMUM CHARGE                                                   Minimum: $0.03 per $1 monthly
                                                                 deductions
                                                                 Maximum: $0.46 per $1 monthly
                                                                 deductions

CHARGE FOR AGE 30                                                CURRENT AND GUARANTEED:
FIRST CONTRACT YEAR                                              $0.03 per $1 monthly deductions

CHILDREN'S PROTECTION                    Monthly
BENEFIT (per $1,000 of
children's life insurance
coverage)

         CHARGE                  WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
        --------                -------------------------              -----------------
MINIMUM AND MAXIMUM                                              CURRENT AND GUARANTEED:
COI CHARGE                                                       $0.50 per thousand

ACCIDENTAL DEATH AND
DISMEMBERMENT ("AD&D")                   Monthly
(per $1,000 AD & D
insurance coverage)(8)

MINIMUM AND MAXIMUM                                              GUARANTEED:
COI CHARGE                                                       Minimum: $0.05 per thousand
                                                                 Maximum: $0.07 per thousand

                                                                 CURRENT:
                                                                 Minimum: $0.05 per thousand
                                                                 Maximum: $0.07 per thousand

CHARGE FOR A MALE                                                CURRENT AND GUARANTEED:
                                                                 $0.07 per thousand


(1) Cost of insurance charges vary based on Age, sex, rating class, history of tobacco use of the Insured and Contract date. In general, the cost of insurance charges you pay will increase as the Insured ages. The net amount at risk is determined by subtracting the Account Value from the Death Benefit divided by 1.0032737. We determine the current cost of insurance rates but we guarantee that we will never charge you a higher rate than the guaranteed rate shown in your Contract. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charge, see "Charges and Deductions" beginning on page 34.


(2) Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Date, multiplied by the number of days in the relevant Valuation Period.


(3) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future if federal tax laws change so that there is a tax imposed on the Variable Account. See "Charges and Deductions--Separate Account Expense Charge" beginning on page 35.

(4) The Net Loan Interest Rate represents the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the Account Value held in the Loan Account to secure the loan. This charge does not apply to preferred loans. See "Loans--Interest" on page 40.


(5) Cost of insurance charges vary based on issue Age, sex, rating class, and history of tobacco use of the Insured.

(6)  Benefit charges vary based on issue Age.


(7) Benefit charges vary based on Insured's actual Age, as of most recent Contract Anniversary.


(8)  Benefit charges vary based on gender.

ANNUAL PORTFOLIO OPERATING EXPENSES

     The following table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

                                                                 MINIMUM     MAXIMUM
                                                                 -------     -------
       Total Annual Portfolio Operating Expenses (expenses
       that are deducted from Portfolio assets, including
       management fees, distribution (12b-1) fees, and other
       expenses), without waivers or expense reimbursements(1)    0.27%   -   1.21%

The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2003 for the Portfolios in which the Variable Account invests.

(1) The figures shown in the table above do not show the effect of any fee reduction or expense reimbursement arrangement. However, the advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. Taking all of these arrangements into consideration, the maximum and minimum Total Annual Portfolio Operating Expenses would be 1.10% and 0.27%, respectively. Certain of these arrangements are contractually required to remain in effect at least through April 30, 2005. Other arrangements are voluntary and may be terminated at any time. The maximum expense of 1.10% reflects the expenses of the Colonial Small Cap Value Fund Portfolio, which is subject to a voluntary arrangement that may be terminated at any time. Without that voluntary arrangement, the total expenses of the Colonial Small Cap Value Fund Portfolio would be 1.21%. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus

              DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

     LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

     Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible to receive dividends and some are not. The variable life insurance contracts described in this prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

     With a long-standing commitment to professional standards of conduct in the advertising and sale of life insurance products and services, Liberty Life is an accredited member of the Insurance Marketplace Standards Association ("IMSA").

     Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Holding Company Inc, which also owns Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company. Liberty Life is a subsidiary of Liberty Mutual.

     Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement dated February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

     VARIABLE ACCOUNT. LLAC Variable Account was originally established on July 10, 1998, as a segregated asset account of Liberty Life, under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). The SEC does not supervise the management of the Variable Account or Liberty Life.

     We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

     The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.

     SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

THE INVESTMENT AND FIXED ACCOUNT OPTIONS

     VARIABLE ACCOUNT INVESTMENTS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open end management investment company registered under the 1940 Act. We briefly describe the Portfolios below. You should read the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

     Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.

     The following table lists the Portfolios in which each Sub-Account invests, information on each Portfolio's investment adviser and sub-adviser if applicable, as well as the investment objective of the Portfolio.


     MORE DETAILED INFORMATION CONCERNING THE PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, RISKS AND EXPENSES IS CONTAINED IN EACH PORTFOLIO'S PROSPECTUSES. A COPY OF EACH UNDERLYING PORTFOLIO'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS.



PORTFOLIOS IN WHICH THE VARIABLE       INVESTMENT ADVISER (AND
        ACCOUNT INVESTS              SUB-ADVISER, IF APPLICABLE)             INVESTMENT OBJECTIVE
--------------------------------     ---------------------------             --------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

AIM V.I. Capital                   ADVISER: A I M Advisors Inc.       Growth of capital.
Appreciation Fund

AIM V.I. Government                ADVISER: A I M Advisors Inc.       High level of current income
Securities Fund                                                       consistent with reasonable concern
                                                                      for safety of principal.

AIM V.I. International             ADVISER: A I M Advisors Inc.       Long-term growth of capital.
Growth Fund

INVESCO VIF                        ADVISER: A I M Advisors Inc.       Growth of capital.
Technology Fund*



*As a result of a reorganization, the assets of the AIM V.I. New Technology Fund were acquired by the INVESCO VIF-Technology Fund effective April 30, 2004.

PORTFOLIOS IN WHICH THE VARIABLE       INVESTMENT ADVISER (AND
        ACCOUNT INVESTS              SUB-ADVISER, IF APPLICABLE)             INVESTMENT OBJECTIVE
--------------------------------     ---------------------------             --------------------
THE DREYFUS CORPORATION (INITIAL SHARES)

Dreyfus Stock Index Fund           ADVISER: The Dreyfus               Seeks to match the total return of
                                   Corporation                        the Standard & Poor's 500
                                                                      Composite Stock Price Index.
                                   SUB-ADVISER: Mellon Equity
                                   Associates

Dreyfus Variable Investment        ADVISER: The Dreyfus               Seeks long-term capital growth
Fund Appreciation Portfolio        Corporation                        consistent with the preservation
                                                                      of capital, with current income as a
                                                                      secondary objective.
                                   SUB-ADVISER: Fayez
                                   Sarofim & Co.

Dreyfus Socially Responsible       ADVISER: The Dreyfus               Seeks capital growth, with current
Growth Fund, Inc.                  Corporation                        income as a secondary goal.

Dreyfus Investment Portfolios      ADVISER: The Dreyfus               Seeks capital appreciation.
Technology Growth Portfolio        Corporation

Dreyfus Investment Portfolios      ADVISER: The Dreyfus               Seeks capital growth.
Emerging Leaders Portfolio         Corporation

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)

Franklin Growth and                ADVISER: Franklin Advisers, Inc.   Seeks capital appreciation with
Income Securities Fund                                                current income as a secondary goal.

Franklin Large Cap Growth          ADVISER: Franklin Advisers, Inc.   Seeks capital appreciation.
Securities Fund

Franklin Strategic Income          ADVISER: Franklin Advisers, Inc.   Seeks a high level of current
Securities Fund                                                       income, with capital appreciation
                                                                      over the long term as a secondary
                                                                      objective.

Templeton Growth                   ADVISER: Templeton Global          Seeks long-term capital growth.
Securities Fund                    Advisors Limited
                                   SUB-ADVISER: Templeton Asset
                                   Management Limited

Franklin Money Market              ADVISER: Franklin Advisers, Inc.   Seeks high current income,
Fund                                                                  consistent with liquidity and
                                                                      capital preservation. The Fund
                                                                      also seeks to maintain a stable
                                                                      share price of $1.00.

PORTFOLIOS IN WHICH THE VARIABLE       INVESTMENT ADVISER (AND
        ACCOUNT INVESTS              SUB-ADVISER, IF APPLICABLE)             INVESTMENT OBJECTIVE
--------------------------------     ---------------------------             --------------------
LIBERTY VARIABLE INVESTMENT TRUST

Colonial Small Cap Value           ADVISER: Columbia                  Seeks long-term growth.
Fund, Variable Series              Management Advisors, Inc.

Columbia High Yield Fund,          ADVISER: Columbia                  Seeks a high level of current
Variable Series                    Management Advisors, Inc.          income and total return; secondary
                                                                      objectives of capital appreciation.

Colonial Strategic Income          ADVISER: Columbia                  Seeks current income consistent
Fund, Variable Series              Management Advisors, Inc.          with prudent risk and maximizing
                                                                      total return.

Liberty Growth & Income            ADVISER: Columbia                  Seeks long-term growth and
Fund, Variable Series              Management Advisors, Inc.          income.

MFS VARIABLE INSURANCE TRUST (INITIAL CLASS SHARES)

MFS VIT Emerging                   ADVISER: Massachusetts             Long-term growth of capital.
Growth Series                      Financial Services Company

MFS VIT Research Series            ADVISER: Massachusetts             Long-term growth of capital and
                                   Financial Services Company         future income.

MFS VIT Utilities Series           ADVISER: Massachusetts             Capital growth and current income.
                                   Financial Services Company

MFS VIT Investors                  ADVISER: Massachusetts             Long-term growth of capital and
Trust Series                       Financial Services Company         secondarily to provide reasonable
                                                                      current income.

MFS VIT Capital                    ADVISER: Massachusetts             Seeks capital appreciation.
Opportunities Series               Financial Services Company

MFS VIT High                       ADVISER: Massachusetts             Seeks high current income.
Income Series                      Financial Services Company

STEINROE VARIABLE INVESTMENT TRUST

Liberty Asset Allocation           ADVISER: Columbia                  Seeks high total investment return.
Fund, Variable Series              Management Advisors, Inc.
                                   SUB-ADVISER: Nordea Investment
                                   Management North America, Inc.

SteinRoe Growth Stock              ADVISER: Columbia                  Seeks long-term growth.
Fund, Variable Series              Management Advisors, Inc.

PORTFOLIOS IN WHICH THE VARIABLE       INVESTMENT ADVISER (AND
        ACCOUNT INVESTS              SUB-ADVISER, IF APPLICABLE)              INVESTMENT OBJECTIVE
--------------------------------     ---------------------------              --------------------
Liberty Money Market Fund,         ADVISER: Columbia                  Seeks maximum current income,
Variable Series                    Management Advisors, Inc.          consistent with capital preservation
                                                                      and the maintenance of liquidity.


     Not all Sub-Accounts may be available under your Contract. You should contact your representative for further information on the availability of the Sub-Accounts.

     We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives. You should carefully review the Portfolios' prospectuses before allocating amounts to the Sub-Accounts.

     Some of the Portfolios are managed by investment advisers who also manage publicly offered mutual funds having similar names and investment objectives. While some of the Portfolios may in some ways resemble, and may in fact be modeled after publicly offered mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly offered mutual fund. Consequently, the investment performance of publicly offered mutual funds and any similarly named Portfolio may differ substantially.

     We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

     Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity Contract Owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

     Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio.

     VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

     As a general rule, you are the person entitled to give voting instructions. If you assign your Contract, however, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

     If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

     We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

     In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

     This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

     ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Net Premiums under the Contract. Any substitution will comply with the requirements of the 1940 Act. We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

     (a)  to operate the Variable Account in any form permitted by law;

     (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

     (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

     (d)  to add, combine, or remove Sub-Accounts in the Variable Account;


     (e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Charges and Deductions--Separate Account Expense Charge" on page 35; and


     (f) to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

     If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

     THE PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

      You may allocate part or all of your Net Premiums to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Net Premium or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

     The effective interest rate credited at any time to your Contract's Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.


     During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account balance to the Sub-Accounts, subject to the requirements and limits described in "Transfer Provisions--Limitations on Transfers" on page 25.


     Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

     We may delay payment of partial or full withdrawals from the Fixed Account for up to 6 months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                              PURCHASING A CONTRACT

     INITIAL PREMIUM. You must pay an initial Premium to purchase a Contract.

     You may apply to purchase a Contract by submitting a written application to us through one of our authorized sales representatives. Before we issue a Contract, we will require the Insured to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our issue age and underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements, which are attached to this prospectus or in endorsements to the Contract, as appropriate.

     We will not accept your initial Premium with your application if the requested Face Amount of your Contract exceeds our then-current limit. In other cases, you may choose to pay the initial Premium with your application. If you did not submit your initial Premium with your application, when we deliver your Contract we will require you to pay sufficient Premium to place your Contract in force.


     If we approve your application, you will earn interest and/or investment return on your Net Premium from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We may temporarily allocate a portion of your initial Net Premium to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in the "Allocation of Net Premiums" beginning on page 23.


     If we reject your application, we will not issue you a Contract. We will return any Premium you have paid, adding interest at the rate required in your state. In general, we will mail a refund of Premium within seven days of the date that we reject your application. We will not subtract any Contract charges from the amount we refund to you.

     CONTRACT DATE. In general, the Contract Date will be the effective date of insurance coverage under your Contract. The Contract Date will be the later of the date that we receive your initial Premium and the date we approve your application. In our discretion, we may permit an earlier Contract Date. We use the Contract Date to determine Contract Anniversaries, Contract Years, and Monthly Dates.

     FACE AMOUNT. The Face Amount is the amount of life insurance coverage designated by you on your application and which is used to determine the Death Benefit under the Contract. You may choose between one of two Death Benefit options: (1) a level amount, which generally equals the Face Amount of the Contract; or (2) a variable amount, which generally equals the Face Amount plus the Account Value. In certain circumstances, the Death Benefit may increase or decrease based on the investment experience of the Portfolios underlying the Sub-Accounts to which you have allocated your Net Premiums.


     As long as the Contract remains in force and you make no withdrawals, the Death Benefit will never be less than the Face Amount. The minimum Face Amount under the Contract is $50,000. We will reduce the amount of the Death Benefit by any unpaid Indebtedness and any unpaid Contract charge. For additional information about the Death Benefit, please see "Death Benefit and Optional Insurance Benefits" beginning on page 28.

     SUBSEQUENT PREMIUMS. You may pay additional Premiums during the Insured's lifetime from the Contract Date until the Contract Anniversary following the Insured's 100th birthday. You may pay Planned Premiums at the intervals selected in your application. You may change the amount or interval of your Planned Premiums at any time by written request. The amount of each Planned Premium must at least equal our minimum. We also reserve the right to limit the amount of any increase in a Planned Premium. For Contracts issued for delivery in Maryland, we will not limit the amount of Planned Premiums, nor limit the amount of an increase in each Planned Premium. Please see your Contract or contact your representative for additional details. While your Contract will show a Planned Premium amount, you are not required to pay Planned Premiums. Your Contract will not lapse solely because you did not pay a Planned Premium.

     Your Contract may enter the Grace Period, and thereafter lapse, even if you pay all of the Planned Premiums if no Coverage Guarantee is in effect and the Surrender Value is no longer enough to cover the Monthly Deductions. Paying Planned Premiums can help to keep your Contract in force, however, if your payments at least equal the applicable Guaranteed Coverage Premiums. If you owe any Indebtedness under the Contract, we will treat any unscheduled Premium as a repayment of the Indebtedness and not as additional Premium. You may pay Premiums at our Service Center or to an authorized representative.


     You may pay unscheduled Premiums, provided the payment is at least $50, and the Premium will not disqualify the Contract as a life insurance Contract under the Tax Code. If any unscheduled Premium increases the Death Benefit by more than it increases the Account Value, we will require evidence of insurability satisfactory to us. For example, if you choose an Option 1 Death Benefit, we may require evidence of insurability whenever your Death Benefit would exceed the Face Amount of your Contract after applying the unscheduled premium. See "Death Benefit Options" on page 29, for an explanation of when the Death Benefit under Death Benefit Option 1 may exceed the Face Amount. If such evidence is required, we will notify you of our requirements by telephone or in writing.


     You may elect to pay Premiums by pre-authorized check. Under this procedure, we automatically deduct Premium payments each month from a bank account you designate. We will not send a bill for these automatic payments. You can discontinue this service by contacting our Service Center.

     GUARANTEED COVERAGE MONTHLY PREMIUM. This Contract includes three coverage guarantees:

     Three-Year Guaranteed Coverage;
     Limited Guaranteed Coverage; and
     Lifetime Guaranteed Coverage.

     These coverage guarantees are intended to enable you to ensure that your Contract will remain in force during a specified period regardless of changes in the Account Value. The specified period for Three-Year Guaranteed Coverage is the first three Contract Years. The specified period for Limited Guaranteed Coverage is the period from the Contract Date until the later of: (a) the Insured's 75th birthday; or (b) the 15th Contract Anniversary. Lifetime Guaranteed Coverage will remain in effect until the Insured's death, provided that sufficient guaranteed coverage monthly Premiums are paid as described below.

     As a general rule, your Contract will enter the Grace Period, and may lapse, if the Surrender Value is not sufficient to pay a Monthly Deduction when it is due. Under each coverage guarantee, however, we guarantee that regardless of declines in your Account Value, your Contract will not enter the Grace Period as long as you have no outstanding Indebtedness and you have paid sufficient total Premiums. To keep a coverage guarantee in effect, your total Premiums must at least equal: (a) the total of the applicable guaranteed coverage monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals. If the Insured dies during a Grace Period, the Death Benefit will be reduced by any Monthly Deductions and any Loan Interest due but not paid.

     However, if Lifetime Guaranteed Coverage is still in effect and the Contract is still in force when the Insured reaches age 100, we will not require you to pay additional Premium, but the Death Benefit thereafter will be the greater of the Face Amount or 101% of the Account Value (the Death Benefit after age 100 will always be 100% of Account Value in Florida). The guaranteed coverage monthly Premium for each coverage guarantee under your Contract is set forth on the Contract Information Page.


     The guaranteed coverage monthly Premium for each coverage guarantee is based on the Insured's Age at issue, sex and rate class, your Contract's Face Amount and Death Benefit option, any optional insurance benefit agreement, and the duration of the coverage guarantee. Guaranteed coverage Premiums will be increased for additional benefits added to the Contract. The guaranteed coverage Premium applicable to your Contract will be provided in your Contract's specifications pages. If you increase or decrease the Face Amount of your Contract, change your Death Benefit option, or add an optional insurance benefit agreement, we will adjust the guaranteed coverage monthly Premium amounts applicable after the change. We will notify you in writing of any adjustments to your guaranteed coverage monthly Premium.


     For Contracts issued for delivery in Maryland and New Jersey, under the coverage guarantee, we guarantee that regardless of declines in your Account Value or the existence of outstanding Indebtedness, your Contract will not enter the Grace Period as long as you have paid sufficient total Premiums. To keep the coverage guarantee in effect, your total Premiums must at least equal: (a) the total of the guaranteed coverage monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals; plus (c) the amount of any outstanding Indebtedness.

     If at any time your total Premiums are insufficient to keep the Limited or Lifetime Coverage Guarantee in effect, we will notify you and you will have a fixed period of time, currently 60 months, to satisfy the Premium shortfall. If you do not, that coverage guarantee will end and it cannot be reinstated. If the Three-Year Coverage Guarantee terminates, it may not be reinstated. If all of the coverage guarantees are no longer in effect, your Contract will stay in force provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. We may change the amount of time you have to reinstate a coverage guarantee, but we will not reduce it to fewer than 12 months.

     In some states, the coverage guarantees may be unavailable or the terms may differ. In Massachusetts, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends five years after the Contract Date. In addition, for Contracts issued for delivery in Maryland, New Jersey and Texas, certain of the coverage guarantees described above are not available. Please refer to your Contract for specific information on the coverage guarantees available to you in these states. Please see your Contract or contact your representative for additional details.


     MODIFIED ENDOWMENT CONTRACT. Under certain circumstances, a Contract could be classified as a "modified endowment contract"("MEC"), a category of life insurance contract defined in the Tax Code. If your Contract were to become a MEC, distributions and loans from the Contract could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Income Tax Considerations--Contracts Which Are MECs" on page 47.


     Your Contract could be deemed to be a MEC if, among other things, you pay too much Premium or the Death Benefit is reduced. We will monitor the status of your Contract and advise you if you need to take action to prevent your Contract from being deemed a MEC. If you pay a Premium that would result in your Contract being deemed a MEC, we will notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Contract being deemed a MEC. If, however, you choose to have your Contract deemed a MEC, we will not refund the Premium.

     If you replace a MEC issued by another insurer with a Contract, your Contract will also be deemed to be a MEC. Our ability to determine whether a replaced contract issued by another insurer is a MEC is based solely on the sufficiency of the contract data we receive from the other insurer. We do not consider ourselves to be liable to you if that data is insufficient to accurately determine whether the replaced contract is a MEC. You should discuss this issue with your tax adviser if it pertains to your situation.

     RIGHT TO RETURN CONTRACT. In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your initial Premium payment. We ordinarily will pay the refund within seven days of receiving your request. No withdrawal charge is imposed upon return of a Contract within the right to return period. These right to return regulations may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.

                                  ACCOUNT VALUE

     GENERAL. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. On the Contract Date, your Account Value is equal to your initial Net Premium minus any of the charges described below that are due on that date. Thereafter, your Account Value may change daily, as described below. Subsequent Net Premiums are equal to the Premiums you pay less a Premium expense charge, which is deducted prior to allocation in the Account Value. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial withdrawals and charges assessed.

     The Contract does not have a guaranteed minimum Account Value. Your Contract's Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Net Premiums. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Net Premiums, amounts withdrawn, and cost of insurance and any other charges.

     ADJUSTMENTS TO ACCOUNT VALUE. Over the life of your Contract, your Account Value will increase and/or decrease as indicated below to reflect the following:

     -    Addition of new Net Premiums.

     -    Any increase due to the investment experience of the chosen
          Sub-Accounts.

     - Addition of guaranteed interest at an annual effective rate of 4.0% (plus any excess interest if applicable) on the portion of the Account Value allocated to the Fixed Account.

     - Addition of interest at an annual effective rate of 6.0% on the portion of your Loan Account, which serves as collateral for your preferred Contract loans, if any.

     - Addition of interest at an effective annual rate of 4.0% on the portion of your Loan Account, which serves as collateral for your other Contract loans, if any.

     -    Any decrease due to the investment experience of the chosen
          Sub-Accounts.

     -    Subtraction of any amounts withdrawn.


     - Subtraction of the charges listed in "Charges and Deductions", beginning on page 34, as applicable.


     We make all valuations in connection with the Contract (other than the initial Premium) on the date we receive your Premium or your request for other action at our Service Center, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Net Premiums" below.

     ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

     A Valuation Date is any day on which the net asset value of the units of each division of the Variable Account is determined. Generally, this will be any date on which the New York Stock Exchange ("NYSE"), or its successor, is open for trading. Our Valuation Date ends when the NYSE closes. This is usually at 4:00 p.m. Eastern Time.

     ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Date. A Sub-Account's Accumulation Unit Value for a particular Valuation Date will equal the Sub-Account's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is (1) divided by (2) minus (3), where:

     (1) is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period plus (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period;

     (2) is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and

     (3) is an amount equal to the Separate Account Expense Charge imposed during the Valuation Period.

     You should refer to the prospectuses for the Portfolios, which accompany this prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

     POSTPONEMENT OF PAYMENTS. We may defer for up to 15 days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days of our receiving your written request, except:

     (1) whenever the NYSE is closed (other than customary weekend and holiday closings);

     (2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonable practicable; or

     (3)  at any other time permitted by the SEC for your protection.

     In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           ALLOCATION OF NET PREMIUMS

     INITIAL NET PREMIUM. We generally allocate your initial Net Premium to the Sub-Accounts and the Fixed Account as of the Contract Date. Until the fifth day after the end of the right to return period, however, we will not allocate more than $2,000 of your Net Premiums to the Sub-Accounts. Before then, if your Premium allocation instructions would require us to allocate more than $2,000 to the Sub-Accounts, we will allocate the first $2,000 to the Sub-Accounts in accordance with your instructions and temporarily allocate the excess to the Fixed Account. We generally will then reallocate that excess amount (including any interest) among the Sub-Accounts and the Fixed Account, in accordance with your instructions, on the 15th day after the Delivery Date. This period may be longer, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. The amount temporarily allocated to the Fixed Account will earn interest until it is reallocated to the Sub-Accounts. In our discretion, in the future we may increase or decrease the temporary allocation limit or otherwise change our procedures for allocating Net Premiums received before the end of the right to return period. We will not change the temporary allocation provisions of your Contract once we have delivered it to you.

     If there are outstanding requirements when we issue your Contract that prevent us from placing your Contract in force, your Premiums will not be allocated until all requirements are satisfied. In addition, if we permit you to select a Contract Date before receipt of your initial Net Premium and approval of your application, we may initially allocate your entire Net Premium to our Fixed Account until the date on which we otherwise would have initially allocated your Net Premiums to the Sub-Accounts.

     You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your Net Premiums in those percentages, until you give us new allocation instructions.

     You initially may allocate your Account Value to any number of the Sub-Accounts available under the Contract and the Fixed Account. In the future we may impose limits on the number of options you can elect at time of application and specify minimum percentages for your allocations.

     SUBSEQUENT NET PREMIUMS. Net Premiums paid after your initial Premium generally will be allocated to the Sub-Accounts and the Fixed Account as of the date we receive your Premium in our Service Center. If an unscheduled Premium requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Premium. If you have any outstanding Indebtedness, we will apply any unscheduled Premium to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

     ASSET ALLOCATION MODELS. We have arranged to make available several Asset Allocation Models for use with the Contract. Standard & Poor's Investment Advisory Services LLC developed and administers the Asset Allocation Models in the Contracts. Standard & Poor's Investment Advisory Services LLC is a registered investment adviser subsidiary of The McGraw-Hill Companies, Inc., registered with the SEC. "S&P" and "Standard & Poor's" are registered trademarks of The McGraw-Hill Companies. The purpose of these models is to provide generalized patterns on how to allocate Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances. You may use a questionnaire and scoring system developed by S&P in order to help you to determine which model might be appropriate for you. Although we have arranged for the preparation of these Asset Allocation Models and related materials, it is up to you to decide whether to use a model and, if so, which model to use. Moreover, the models are not individualized investment advice. Accordingly, we recommend that you consult your financial adviser before adopting a model.


     If you decide to use a model, we will automatically allocate your Net Premiums in accordance with the percentages specified in one of the S&P models. You may only use one model at a time. We also will automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. If you wish to allocate a portion of your Net Premiums or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account.

     You may choose to use an S&P Asset Allocation Model at any time. You also may discontinue your use at any time by notifying us at our Service Center. We will automatically discontinue your use of a model if you: (a) discontinue the Asset Rebalancing Program; or (b) give us instructions changing your allocations of Net Premiums or Account Value among the Sub-Accounts. Call us at our Service Center or contact your representative for additional information or forms.

     For each model, S&P determines the percentage allocations among the Sub-Accounts based upon a comparison of the model's investment objectives and the relevant underlying Portfolios' investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

     Periodically, S&P will review the models. As a result of those reviews, S&P may decide that to better seek to meet a model's goal, it would be appropriate to change the percentage allocations among the Sub-Accounts. If you are using that model, we will notify you before we implement the change.

                               TRANSFER PROVISIONS

     TRANSFER PRIVILEGE. The Contracts provide investment opportunities for long-term financial objectives. The Contracts are not designed for short-term trading strategies involving frequent transfers of Contract values. The Company discourages the purchase of the Contracts for financial objectives involving short-term trading strategies.

     We have procedures designed to identify and limit frequent transfer activity. We monitor the number and timing of transfer activity by Contract Owners or third parties authorized to effect transfers on their behalf. We impose limits and restrictions on the number, timing, and processing requirements of transfer requests, as described below. Also, at any time we may impose special restrictions for Contracts using strategies of programmed and frequent transfers, such as those used by professional market timers or other organizations.

     Some Contract Owners and third parties authorized to effect transfers on their behalf engaging in short-term trading strategies may employ tactics to avoid detection. Despite our efforts to prevent the use of the Contracts for short-term trading strategies, there is no assurance that we will be able to identify such Contract Owners or third parties or deter their use of the Contracts for short-term trading strategies.

     We may modify the transfer privilege at any time.

     LIMITATIONS ON TRANSFERS. While the Contract is in force, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. We will allow you to effect up to 20 transfers each calendar year by telephone, fax or mail. Once that limit has been reached, we will accept subsequent transfer requests only if they are in a form acceptable to us, bear an original signature in ink, and are sent to us by mail. Currently, we do not accept transfer requests via electronic means, such as email.

     After you have submitted 20 transfer requests in a calendar year, a subsequent transfer request by telephone or fax will be rejected. We will notify you in writing if a transfer request has been rejected. Currently, transfers effected systematically under either our optional Dollar Cost Averaging or Asset Rebalancing programs described below do not count towards the limit of

20 transfers. In the future, we may count such transfers towards the limit. In the event of such a change, we will notify you in advance of the effective date of the change.

     You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.


     If you engage in frequent transfer activity which, in our judgment, is potentially detrimental to other Contract Owners, we may impose special restrictions on transfers even if the number of transfers submitted is below 20 per year. If we detect a pattern of short-term trading activity, such as the strategies employed by professional market timers or other organizations, by Contract Owners or third parties authorized to effect transfers on their behalf, we may impose special restrictions on those Contracts, even if the number of transfers effected is below 20 transfers per year. Such restrictions may include, but are not limited to, delaying or refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Also, we will reject transfer requests that we determine to be in contravention of applicable laws and regulations.


     In addition, some of the Portfolios reserve the right to delay transfer requests from the Variable Account, either on the purchase or redemption side of the transaction. Some Portfolios may refuse transfer requests for purchase transactions. These restrictions may be imposed if, in the judgment of the Portfolio's investment adviser, the Portfolio would be unable to invest effectively in accordance with its investment policies and objectives, the request is considered to be short-term trading activity potentially detrimental to other shareholders of the Portfolio, or the request is in contravention of applicable laws and regulations. Accordingly, the Variable Account may not be in a position to effectuate some transfers with the Portfolios and, therefore, will be unable to process such transfer requests. Based on our contractual agreements with the Portfolios, we may impose limitations or restrictions on transfers, to the extent permitted or required under applicable law. We will notify you in writing if we are not able to process a requested transfer or if we are imposing a restriction or limitation on transfers for your Contract.

     We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer after the first 12 transfers in any Contract Year. We may impose a limit on the number of free transfers or change that number, at any time.


     We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value. We may impose a limit in the future.


     As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

     You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract Year;

(b) 20% of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

     We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.

     TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, up to the limits described above, unless you advise us in writing not to accept telephonic transfer instructions. Telephone transfer requests must be received by 4:00 p.m. Eastern time in order to be processed at that day's price.

     We use procedures that we believe provide reasonable assurances that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. If we do not take reasonable steps to help ensure that a telephone authorization is valid, however, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.


     DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount each month to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer payments is exhausted. If you are Dollar Cost Averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you cannot transfer from the Fixed Account until your next Contract Anniversary. Additional details on transfer restrictions from the Fixed Account are provided in "Transfer Provisions" on page 25. We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging Program will count toward that limit and transfers above that limit will be subject to the transfer fee. See "Transaction Fees--Transfer Fee" on page 39.


     Your request to participate in this program will be effective when we receive a completed written request form at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in this program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time. Call or write us for a copy of the request form and additional information concerning the program.

     The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. Participation in this program does not assure you of a greater profit, however, from your purchases under the program. In addition, the program will not prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used.

     You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.


     ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Net Premium (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit and transfers above that limit will be subject to the transfer fee. See "Transaction Fees--Transfer Fee" on page 39.


     You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in this program. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.

     Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time.

     You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time.

                  DEATH BENEFIT AND OPTIONAL INSURANCE BENEFITS

     DEATH BENEFIT. While your Contract is in force, we will pay Death Benefit proceeds to the Beneficiary upon the death of the Insured in a lump sum or under an optional payment plan, as described below.

     The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Indebtedness, and less any due and unpaid charges. The proceeds may be increased, if you have added an agreement that provides an additional benefit. We will determine the amount of the Death Benefit proceeds as of the date of the Insured's death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.


     The amount of the Death Benefit will be based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances, your Account Value. If you withdraw part of your Account Value, we will reduce the Death Benefit as described in "Contract Surrender and Partial Withdrawals" on page 39.

     DEATH BENEFIT OPTIONS. You are required to elect one of two Death Benefit options before we will issue your Contract. Under Option 1, the Death Benefit will be the greater of: (a) the then current Face Amount of your Contract; or
(b) the Account Value multiplied by the applicable corridor percentage, as described below. Under Option 2, the Death Benefit will be the greater of: (a) the then current Face Amount of your Contract plus the Account Value; or (b) the Account Value multiplied by the applicable corridor percentage, as described below.

     The corridor percentages are set so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the Age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount).

          EXAMPLES:

                                               EXAMPLE A     EXAMPLE B
                                               ---------     ---------
          Face Amount                          $ 100,000     $ 100,000
          Death Benefit Option 1
          Insured's Age                               60            60
          Account Value on Date of Death       $  80,000     $  50,000
          Applicable Corridor Percentage             130%          130%
          Death Benefit                        $ 104,000     $ 100,000

     In Example A, the Death Benefit equals $104,000, I.E., the greater of $100,000 (the Face Amount) and $104,000 (the Account Value at the date of death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

     In Example B, the Death Benefit is $100,000, I.E., the greater of $100,000 (the Face Amount) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

     Option 1 is designed to provide a specific amount of Death Benefit that does not vary with changes in the Account Value. Therefore, under Option 1, as your Account Value increases, the net amount at risk under your Contract will decrease. Under Option 2, however, the amount of the Death Benefit generally increases to reflect increases in the Account Value. Therefore, if you select Option 2, your Contract generally will involve a constant net amount at risk. Since the cost of insurance charge on your Contract is based upon the net amount at risk, the cost of insurance charge will generally be less under a Contract with an Option 1 Death Benefit than under a similar Contract with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Account Value will tend to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 will increase or decrease directly with changes in Account Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Account Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase your Death Benefit.

     After the first Contract Year, once each Contract Year you may change the Death Benefit option by writing to us at our Service Center. If you ask to change from Option 2 to Option 1, we will increase the Face Amount of your Contract to equal the Option 2 Death Benefit as of the effective date of the change. If you ask to change from Option 1 to Option 2, we will change the Face Amount of your Contract to equal the Option 1 Death Benefit less the Account Value as of the effective date of the change. The change will take effect on the Monthly Date on or immediately following the date we approve your request. If you change your Contract's Death Benefit option, your Contract's guaranteed coverage monthly Premium amounts will change prospectively from the date of the change. For changes from Option 1 to Option 2, your cost of insurance will generally increase because any increases in the Account Value will not reduce the net amount at risk, as occurs with Option 1.

     We may require you to provide evidence of insurability for a change in Death Benefit option. We will not permit you to change the Death Benefit option under your Contract if the Face Amount remaining in force after the change would be less than $50,000.

     DEATH BENEFIT AT ATTAINED AGE 100. If the Insured is living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will make the following changes in your Contract:

     - If Lifetime Guaranteed Coverage is in effect, the Death Benefit will equal the greater of the Face Amount of your Contract or 101% of the Account Value of your Contract. Otherwise, the Death Benefit will equal 101% of the Account Value of your Contract. For Contracts issued in Florida, the Death Benefit after Age 100 will be equal to the Account Value of the Contract;

     -    You may not pay additional Premiums; and

     - We no longer will charge the cost of insurance charge as part of your Monthly Deductions.

     The Death Benefit after Attained Age 100 may be less than the prior Death Benefit under an Option 2 Death Benefit Contract.

     For Contracts issued for delivery in Illinois, at attained Age 100 all Account Value in the Sub-Accounts will be transferred to the Fixed Account and no further transfers may be made to the Sub-Accounts.

     The Death Benefit at attained Age 100 provisions do not apply to Contracts issued for delivery in New York. Instead, there is a Maturity Benefit at attained Age 100 provision for New York Contracts that reads as follows:

     "We will pay a maturity benefit to you equal to the Surrender Value and the Contract will end if the Insured is living and the Contract is in force on the Maturity Date which is the Contract Anniversary following the Insured's attained Age 100."

     Please review your Contract or contact your representative for additional details regarding the provisions or state variations.

     CHANGE IN THE FACE AMOUNT. While the Contract is in force, you may change the Face Amount after the first Contract Year. Please write or call our Service Center to obtain the necessary form(s). The change will take effect when we approve your request.

     If you request a decrease in Face Amount, we will first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the Face Amount under the original application. We will not permit a decrease in the Face Amount of your Contract if the Face Amount remaining in force after the change would be less than $50,000.

     We will charge a portion of the withdrawal charge on any decrease in Face Amount that you request. The amount of the withdrawal charge will equal the then applicable withdrawal charge on a surrender of your Contract multiplied by the percentage decrease in the Face Amount. We will deduct this charge from your Account Value, allocating it among the Sub-Accounts and the Fixed Account in proportion to your Account Value in each option.

     If a request for a Face Amount decrease would cause your Contract to fail to qualify for treatment as a life insurance Contract under the Tax Code, we may decline your request. In the alternative, we may give you the option of withdrawing sufficient Account Value from your Contract to enable it to continue to be treated as a life insurance Contract for tax purposes after the requested Face Amount decrease. The withdrawal charge for the Face Amount decrease will be calculated as described above, and we will not charge any additional withdrawal charge on the amount withdrawn.

     We will not charge a Partial Withdrawal Fee on any amount withdrawn in connection with a Face Amount decrease.

     To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence of insurability. We will not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $25,000. You may not increase the Face Amount of your Contract more often than once every 12 months.


     You should be aware that an increase in the Face Amount of your Contract will affect the cost of insurance charges applicable to your Contract. We will deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also will increase the net amount at risk under your Contract. We will not approve a request for a Face Amount increase if the Surrender Value is too small to pay the Monthly Deduction for the Contract month following the increase. As described in "Transaction Fees--Withdrawal Charge" beginning on page 37, your maximum withdrawal charge will also increase. Increases in the Face Amount of your Contract will increase the guaranteed coverage monthly Premium amount. Likewise, decreases in the Face Amount of your Contract will decrease the guaranteed coverage monthly Premium amount.


     PROCEEDS OPTIONS. We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. Surrender proceeds are payable in a lump sum unless you request one of the other proceeds options. Death Benefit proceeds are payable in a lump sum unless the Beneficiary elects one of the other proceeds options. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after payments under a proceeds option involving life contingencies, such as Option 4 below, commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

     You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one. The following proceeds options are available under the Contract:

     OPTION 1--INTEREST. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

     OPTION 2--FIXED AMOUNT. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

     OPTION 3--FIXED PERIOD. We will pay monthly installments for a period selected by you of not more than 25 years.

     OPTION 4--LIFE INCOME, WITH OR WITHOUT A GUARANTEE PERIOD. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no guarantee period is selected, payments will stop when the payee dies, and we will make no further payments to the payee or his or her beneficiary. Therefore, depending on when the payee dies, the total payments received may be more or less than the amount applied to this option. For example, if the payee dies before the second payment is due, the payee will receive only one payment. If a guarantee period is selected and the payee dies before the end of the guarantee period, however, we will continue payments to a named beneficiary until the end of the guarantee period. We offer guarantee periods of ten years, 15 years or 20 years. If you wish to ensure that the total payments to the payee and his or her beneficiary will at least equal the amount applied to this option, you should select a guarantee period that, when multiplied by the annual guaranteed payments, will provide at least that amount. If you select a shorter guarantee period, it is possible that the total payments received may be less than the amount applied to this option. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G, which has the effect of lowering the purchase rates applied to amounts payable under this option to reflect the increase in average lifespan since the Table was prepared.


     LIBERTY SECURITY ACCOUNT(R). EFFECTIVE MAY 1, 2004, THE LIBERTY SECURITY ACCOUNT(R) WILL BE DISCONTINUED AS A PROCEEDS OPTION FOR THE CONTRACTS. For payments of proceeds made prior to May 1, 2004, we will credit interest to those proceeds left with us in the Liberty Security Account(R). We will credit interest to your Liberty Security Account(R) balance at a rate we declare. We periodically may change that rate. The Beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.


     When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.

     In addition, we may agree to other proceeds option plans. Please write or call us to obtain information about them.

     OPTIONAL INSURANCE BENEFIT AGREEMENTS. You may ask to add one or more of the agreements described below to your Contract to provide additional optional insurance benefits. We may require evidence of insurability before we issue an agreement to you. We will deduct the cost of any agreements as part of the Monthly Deduction. Addition of an optional insurance benefit may also increase your guaranteed coverage monthly Premium amount. The agreements we currently offer are described below. For more information concerning what options we may offer, please ask your representative or contact us at 800-451-7065 extension 36327.

     In our discretion we may offer agreements or stop offering an agreement at any time. Not all of these agreements may be available in your state, and the terms of these benefits may differ in some states. In addition, if your Contract was issued in connection with a tax-qualified plan, we may not be able to offer you some of the benefits provided by these agreements. Please contact us for more information.

     - ACCELERATED DEATH BENEFIT AGREEMENT. You may elect to add an Accelerated Death Benefit agreement to your Contract. If such agreement has been attached, you may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a terminal condition; or (2) the Insured is chronically ill, as these terms are defined in the Contract. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated Death Benefit to be paid in a lump sum or in installments, as described in the Contract.

     If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured's death, as long as the Contract is in force. You may request an Accelerated Death Benefit only once.


     If your request for an Accelerated Death Benefit is based on the Insured's being chronically ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax. Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, see "Federal Income Tax Considerations--Accelerated Death Benefit" on page 47.


     This benefit may not be available in some states, and the terms may differ in some states. Please contact us for more information.

     - WAIVER OF SPECIFIED MONTHLY PREMIUM. Under this agreement, we will contribute a specified monthly amount to the Account Value while the Insured is disabled, as defined in the agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction agreement to your Contract.

     - WAIVER OF MONTHLY DEDUCTION. Under this agreement, we will waive the Monthly Deduction while the Insured is disabled as defined in the agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction agreement to your Contract.

     - CHILDREN'S PROTECTION BENEFIT. Under this agreement we will pay a Death Benefit to the Beneficiary if one of the Insured's children dies before the child's 25th birthday while the agreement is in force. If the Insured dies while this agreement is in force, the benefit becomes fully paid-up. Until the child's 25th birthday, you may convert the agreement for a new Contract on the child's life, subject to certain conditions as defined in the agreement. We will not require evidence of insurability to convert the agreement.

     - ACCIDENTAL DEATH AND DISMEMBERMENT. Under this agreement, we will pay a benefit if the Insured dies from accidental bodily injury or suffers a bodily injury, as specified in the agreement.

     - PRIMARY INSURED TERM INSURANCE. This agreement provides additional term life insurance coverage on the primary Insured. Until the primary Insured reaches Age 75, you may exchange this agreement for a new Contract or an increase in the Face Amount of your Contract without evidence of insurability. In addition, if you convert this agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the Premium for the new Contract. We will not require evidence of insurability to exchange or convert the agreement. The addition of a term insurance agreement does not affect the withdrawal charge on your Contract. As a result, if you provide a portion of your life insurance coverage through a term insurance agreement instead of through increasing the Face Amount of your Contract, your withdrawal charge will be lower. Under some combinations of Face Amount and optional term insurance coverage, however, your cost of insurance charges may be higher.

     - LEVEL TERM INSURANCE. This agreement provides additional term life insurance coverage on the primary Insured or an additional Insured for a specified period of ten or 20 years. Coverage and benefits under this agreement terminate at the end of the specified period. Cost of insurance charges for this agreement are guaranteed to remain level for the duration of the agreement. You may exchange this agreement for a new Contract for the covered Insured without evidence of insurability during the first five years for a ten year agreement, and during the first ten years for a 20 year agreement. In addition, if you convert this agreement on or after its first anniversary, or before its fifth anniversary, we will contribute a conversion credit toward the premium for the new Contract. The addition of a level term insurance agreement does not affect the withdrawal charge on your Contract.

     - ADDITIONAL INSURED TERM INSURANCE. This agreement provides life insurance coverage on an additional Insured. We will pay the specified Death Benefit under the agreement to the named Beneficiary when we receive due proof that the additional Insured died while the agreement was in force. Until the additional Insured's 75th birthday, you may exchange the agreement for a new Contract on the additional Insured's life, subject to certain conditions as defined in the agreement. In addition, if you convert this agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the Premium for the new Contract. We will not require evidence of insurability to exchange or convert the agreement.

                             CHARGES AND DEDUCTIONS

     We assess charges and deductions against the Contract's Account Value and the Sub-Accounts. Additional deductions and expenses are paid out of the Portfolios' assets, as described in the prospectuses of the Portfolios.

PREMIUM EXPENSE CHARGE

     We charge a Premium expense charge on each Premium paid. The current Premium expense charge is 5.5% of the total Premiums paid in each Contract Year up to 12 times the Lifetime Guaranteed Coverage monthly Premium and 3.5% of any Premium in excess of that amount. Twelve times the Guaranteed Coverage monthly Premium equals the guideline level Premium determined under Section 7702(c) of the Tax Code. We may change the Premium expense charge, but it will never exceed 5.5% of each Premium.

     The Premium expense charge is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of Premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%. The current North Carolina premium tax is 1.9%. We do not vary the Premium expense charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state.

SEPARATE ACCOUNT EXPENSE CHARGE


     On each Valuation Date, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. The Separate Account Expense Charge will be calculated at an annual rate equivalent to 0.60% of average daily net assets of each Sub-Account, as described in the Tables of Fees and Expenses beginning on page 5. The amount deducted will be determined on each Valuation Date and is reflected in the calculation of the Accumulation Unit Value.


     The Separate Account Expense Charge is intended to cover all expenses under the Contract other than distribution expenses, and the cost of insurance charges and the other expenses covered by the Monthly Deduction and Premium expense charge, which are charged for separately and described below. Accordingly, the Separate Account Expense Charge is intended to compensate us for incurring the following expenses and assuming certain risks under the Contracts:

     -    mortality and expense risk;

     - certain federal taxes and other expenses associated with the receipt of Premiums, to the extent not covered by the Premium Expense Charge; and

     - a portion of our administrative expenses, such as salaries, postage, telephone, office equipment and periodic reports.

     The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the Guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

     We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). In the future, however, we may make such a charge if federal tax laws change so that there is a tax imposed on the Variable Account. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.

MONTHLY DEDUCTION

     Each month on the Monthly Date we deduct the following charges proportionately from your interest in the Sub-Accounts and your Fixed Account balance. The Monthly Deduction will consist of: (1) a cost of insurance charge;
(2) a Contract fee; and (3) any charges for optional benefit agreements.

     COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay us for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract. We deduct the Monthly Deduction proportionately from your interests in the Sub-Accounts and your Fixed Account balance.

     The current monthly cost of insurance charge is equal to the current cost of insurance rate times the net amount at risk. The net amount at risk is (a) minus (b) where:

     (a) is the Death Benefit on the first day of the Contract month divided by the 1.0032737; and

     (b) is the Account Value on that day before the deduction of the Monthly Deduction.

     The net amount at risk approximates the portion of the Death Benefit that we would pay from our general assets if the Insured were to die before the next Monthly Date. Cost of insurance charges vary based on Age, sex, history of tobacco use of the Insured and rating classes available when you purchased your Contract. In general, the cost of insurance charge you pay will increase as the Insured ages. Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. Additional rating classes were introduced on March 30, 2003. Current cost of insurance rates for some preferred classifications were reduced on March 30, 2003, which may result in lower cost of insurance rates for some Insureds in preferred classifications. These new rating classifications are only available for Contracts issued after March 30, 2003, or for Contract changes made after March 30, 2003, that require underwriting of Insureds in preferred rating classes. Rates under Contracts issued on or prior to that date remain the same. Because the net amount for which we are at risk under your Contract may vary monthly, your cost of insurance charge is likely to differ each month. If the Insured is still living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will discontinue charging you a cost of insurance charge.

     We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The current cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the maximum guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue Age, Contract Year, rating class, and history of tobacco use of the Insured. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table based on the Insured's sex, Age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Mortality Table B assuming a blend of 80% male and 20% female lives.

     CONTRACT FEE. We charge a Contract fee of $9.00 per month if your Contract's Face Amount is less than $100,000. We charge a Contract fee of $6.00 per month if your Contract's Face Amount is $100,000 or greater. The Contract fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports.


     CHARGES FOR OPTIONAL INSURANCE BENEFIT AGREEMENTS. We offer several optional insurance benefit agreements which may be added to the Contract. If one or more of these benefits is included on your Contract, the Monthly Deduction for the Contract will be increased to include the charge for the included benefits. Available benefits include primary insured term insurance, additional insured term insurance, level term insurance, waiver of specified monthly Premium, waiver of Monthly Deduction, children's protection benefit, and accidental death and dismemberment. The optional benefit agreement charges are intended to cover the cost of the additional coverage provided by the benefit. The optional benefit charges are set forth in the Table of Fees and Expenses beginning on page 5.


PORTFOLIO EXPENSES

     You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio's assets. For more information concerning the investment advisory fees and other charges assessed against the Portfolios, see the prospectuses and the statements of additional information for the Portfolios, which are available upon request.

     We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of Variable Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We may receive Rule (12b-1) fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio's shares held by applicable Franklin Templeton Sub-Accounts.

TRANSACTION FEES

     WITHDRAWAL CHARGE. If you surrender your Contract or decrease your Contract's Face Amount during the first ten Contract years, or within ten years following an increase in Face Amount, a withdrawal charge will apply. If you take a partial withdrawal, a withdrawal charge will apply only if there is a decrease in Face Amount. To determine the initial amount of the withdrawal charge, we multiply the initial Face Amount of your Contract by the applicable rate per $1,000 of Face Amount. The applicable rate depends on the Insured's issue Age, sex and underwriting class. Initial withdrawal charges are shown in your Contract and will never exceed $50.00 per $1,000 of Face Amount. For additional information concerning the rates applicable to you, please ask your representative. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product. The amount of the withdrawal charge decreases over time.

     We calculate withdrawal charges separately for the initial Face Amount and for each increase in the Face Amount. If you increase the Face Amount, we calculate the additional withdrawal charge using the same procedure described above, except that we use the Insured's Age and underwriting class at the time of the increase, rather than at the time your Contract was issued. The withdrawal charge assessed on a partial withdrawal or a decrease in Face Amount is in proportion to the percentage decrease in Face Amount (I.E., the amount of the decrease divided by the Face Amount before the decrease). Since partial withdrawals do not reduce the Face Amount of a Contract with Death Benefit Option 2, the withdrawal charge does not apply to those withdrawals. For decreases in Face Amount, we will deduct the withdrawal charge proportionately from your Account Value in each Sub-Account and the Fixed Account.

     The withdrawal charge is equal to the initial withdrawal charge multiplied by the appropriate percentage shown in the following table for the Contract Year in which the surrender or decrease in Face Amount occurs:

                           % OF                          % OF
                         INITIAL                        INITIAL
          CONTRACT      WITHDRAWAL      CONTRACT       WITHDRAWAL
            YEAR          CHARGE          YEAR          CHARGE
          --------      ----------      --------       ----------
             1             100%             6             70%
             2             100%             7             60%
             3             100%             8             50%
             4              90%             9             40%
             5              80%            10             20%

     If you have increased the Face Amount of your Contract, the appropriate percentage is determined separately for the withdrawal charge associated with the initial Face Amount and each increase.

     The withdrawal charge is imposed to cover our actual premium and other state taxes and distribution expenses, which include representatives' sales commissions and other sales and distribution expenses. We expect to recover total premium and other state taxes and distribution expenses of the Contracts over the life of the Contracts. However, to the extent premium and other state taxes and distribution costs are not recovered by the withdrawal charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.

     This provision may vary in some states. Please refer to your Contract.

     MEDICAL WAIVER OF WITHDRAWAL CHARGE. After the first Contract Year, we will waive the withdrawal charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first Contract Year, the Insured or his or her spouse has a qualifying medical stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility and meet the requirements for the waiver outlined in the Contract. Please refer to your Contract or call us for additional information about this provision. This provision may not be available in some states and terms may differ in some states.

     PARTIAL WITHDRAWAL FEE. In addition to a withdrawal charge, we charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The partial withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The partial withdrawal fee does not apply to full surrenders. The partial withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

     TRANSFER FEE. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer after the first 12 transfers in any Contract Year, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers, we will notify you of any reduction in the number of free transfers in advance of the effective date of the change.

     We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

     To discourage frequent transfers of Account Value, we also may impose limits on the number of transfers in certain circumstances. For more information, see "Transfer Provisions--Limitations on Transfers" on page 25.

                   CONTRACT SURRENDER AND PARTIAL WITHDRAWALS

     SURRENDER. While your Contract is in force, you may fully surrender your Contract. We will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.


     The Surrender Value equals the Account Value, minus any applicable withdrawal charges as stated in your Contract, minus any Indebtedness. The Surrender Value will be calculated as of the end of the Valuation Period during which your surrender request was received. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete request. The determination of the applicable withdrawal charge is described in "Transaction Fees--Withdrawal Charge" beginning on page 37.

     You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Death Benefit and Optional Insurance Benefits--Proceeds Options" beginning on page 31.

     The tax consequences of surrendering the Contract are discussed in "Federal Income Tax Considerations" beginning on page 44.


     PARTIAL WITHDRAWALS. A partial withdrawal of a portion of your Surrender Value may be requested beginning in the second Contract Year. Your request must be in writing and will be effective on the date we receive it at our Service Center. You must provide us with tax withholding information before any payment is processed.

     After the first Contract Year, you may take partial withdrawals as often as you choose. However, you may not withdraw less than $250 at any one time. In addition, we may refuse to allow any partial withdrawal that would leave less than $250 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account is withdrawn. If a partial withdrawal, plus any applicable withdrawal charges, would reduce the Account Value below $500, we may treat the request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change these limits.


     We will pay you the amount requested minus any applicable withdrawal charges or fees. This amount will be subtracted from your Account Value. The proceeds of a partial withdrawal will generally be paid within seven days of our receiving your complete request. The calculation of the withdrawal charge is described in "Transaction Fees--Withdrawal Charge" beginning on page 37.

     The Face Amount after a partial withdrawal may not be less than $50,000. If you have previously increased the Face Amount of your Contract, your partial withdrawals will first reduce the Face Amount of the most recent increase, then the next most recent increases successively, then the original Face Amount of the Contract. We will notify you of any change in the Face Amount in the next quarterly or annual report that we mail to you.

     The tax consequences of partial withdrawals are discussed in "Federal Income Tax Considerations" beginning on page 44.


     - EFFECT OF PARTIAL WITHDRAWAL ON DEATH BENEFIT. If your Death Benefit is Option 1, a partial withdrawal will reduce the Face Amount of your Contract as well as the Account Value by the amount of the withdrawal and any charges associated with it.

     Under Option 2 Death Benefit, a partial withdrawal will typically result in a dollar for dollar reduction in Account Value as well as a reduction in the Death Benefit proceeds payable under the Contract. It will not, however, affect the Face Amount. Accordingly, we will not assess a withdrawal charge on partial withdrawals from a Contract with an Option 2 Death Benefit.

     - ALLOCATING PARTIAL WITHDRAWALS AMONG SUB-ACCOUNTS AND THE FIXED ACCOUNT. You may specify how much of your partial withdrawal you wish to be taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable withdrawal charge and fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it proportionately from the Sub-Accounts and the Fixed Account.

                                      LOANS

     AVAILABILITY OF LOANS. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. A loan against your Contract's Surrender Value may be taken at any time.

     LIMITATIONS. The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain written consent from that individual or entity before we make a Contract loan to you.

     INTEREST. The interest rate on all Contract loans is the loan interest rate shown in your Contract. Interest on Contract loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest when due, the unpaid interest will become part of the Contract loan and will accrue interest at the same rate.

     When we make a Contract loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers proportionately from the Fixed Account and Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro-rata share from the Fixed Account.

     We will credit interest to the portion of the Loan Account attributable to preferred loans at the loan interest rate shown in your Contract. We will treat as a preferred loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals in excess of earnings. We will credit interest to the remainder of the Loan Account at the minimum guaranteed interest rate shown in your Contract. The interest charges on the loan may be 2% higher than the interest we credit on the loaned amount. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account.

     EFFECT OF LOANS. A Contract loan, whether or not repaid, will have a permanent effect on your Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract loan. Also, if you do not repay a Contract loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.


     Generally, coverage guarantees provided under the Contracts will be suspended or terminate while there are outstanding Contract loans. See "Purchasing a Contract--Guaranteed Coverage Monthly Premium" on page 19. In some states, the terms under which coverage guarantees are affected by Contract loans may differ. Please refer to your Contract or contact your representative for additional information.


     If you have an outstanding Contract loan, decreases in your Account Value, including decreases due to negative investment results in the Sub-Accounts you have chosen, could cause your Contract to enter the Grace Period and lapse. If you have an outstanding Contract loan and do not pay loan interest when due, unpaid interest will be added to your Contract loan and will bear interest at the same rate. If your investment gains are insufficient, your outstanding Contract loan could exceed your Surrender Value, resulting in your Contract entering the Grace Period.


     If your Contract lapses while a Contract loan is outstanding and your Contract is not a MEC, you may owe taxes or suffer other adverse tax consequences. Please refer to "Federal Income Tax Considerations--Contracts Which Are Not MECs" on page 48. Please consult with your tax adviser for additional information.

     You may realize taxable income when you take a Contract loan. In some instances, a Contract is treated as a MEC for federal tax purposes. In that situation, Contract loans are treated as withdrawals for tax purposes, and the amount of the loan may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract loans is generally not deductible. Please refer to "Federal Income Tax Considerations--Contracts Which Are MECs" on page 47. Accordingly, before you take a Contract loan, you should consult your tax adviser and carefully consider the potential impact of a Contract loan on your rights and benefits under the Contract.


     LOAN PROCEDURES. The loan amount available will be calculated as of the end of the Valuation Period during which your loan request is received. We generally will pay you the loan amount within seven days of our receiving your complete request.

     In addition, you may repay all or any part of any Contract loan without penalty at any time while the Contract is still in effect and the Insured is living. If you have a Contract loan outstanding, we will treat any unscheduled Premium we receive from you as a loan repayment, unless you instruct us otherwise in writing. The payment will be processed as of the end of the Valuation Period during which it is received. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your Net Premium among the Sub-Accounts and the Fixed Account on the same basis as Planned Premiums are allocated, unless you instruct us otherwise.

                             LAPSE AND REINSTATEMENT

     LAPSE. Generally, your Contract will terminate and life insurance coverage will end when one of the following events occurs: (a) you surrender your Contract; (b) the Grace Period ends; or (c) the Insured dies.

     Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either: (a) no coverage guarantee is in effect; or (b) at least one of the coverage guarantees is in effect, but you have outstanding Indebtedness under your Contract. At the end of this Grace Period, your Contract will lapse and coverage ends.


     If the Insured dies during the Grace Period, we will pay the Death Benefit in accordance with your instructions. We will reduce the proceeds, however, by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit" beginning on page 28.


     LAPSE OPTIONS. If your Contract enters the Grace Period, you will be given 61 days in which to pay an amount sufficient to keep the Contract in force. On the date the Grace Period begins, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. You may pay an amount larger than that indicated in the notice if you wish. If you do not pay us the amount indicated by the date shown in the notice, your Contract will terminate at the end of the Grace Period.

     REINSTATEMENT. If your Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Premium. You must apply for reinstatement within five years from the end of the Grace Period while the Insured is living. A notice will be sent when the Contract lapses indicating the amount needed to reinstate the Contract. The reinstatement Premium is an amount sufficient (1) to pay all unpaid Monthly Deductions for the Grace Period and (2) to keep your Contract in force for three months. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of the lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Premium paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date.

                           GENERAL CONTRACT PROVISIONS

     OWNERSHIP RIGHTS. During the Insured's lifetime, the rights and privileges stated in the Contract may be exercised only by the Owner.

     The Owner ("you") is named in the application on the Contract Date, and may be changed from time to time. Unless otherwise provided, the ownership rights of an individual who dies before the Insured will belong to the surviving joint owner, or if no joint owner, to the executors or administrators of that individual's estate. The ownership rights of a corporation, partnership or fiduciary will belong to its successors or assigns.

     BENEFICIARY. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

     You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. A request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

     If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary will be you or your estate.

     ASSIGNMENT. While the Insured is alive, you may assign the Contract as collateral security. You must notify us in writing if you assign the Contract. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

     PERIODIC REPORTS. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract.

     In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the 1933 Act, as amended, and the 1940 Act, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

     To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS

     NOTE: THE FOLLOWING DISCUSSION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE CONTRACTS IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN THOSE LAWS WILL BE MADE. ALSO, WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. YOU BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "LIFE INSURANCE CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

     IN ADDITION, THIS DISCUSSION DOES NOT INCLUDE A DETAILED DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE OF THESE CONTRACTS OR ANY DISCUSSION OF SPECIAL TAX RULES THAT MAY APPLY TO CERTAIN PURCHASE SITUATIONS. WE ALSO HAVE NOT TRIED TO CONSIDER ANY OTHER POSSIBLY APPLICABLE STATE OR OTHER TAX LAWS, FOR EXAMPLE, THE ESTATE TAX CONSEQUENCES OF THE CONTRACTS. YOU SHOULD SEEK TAX ADVICE CONCERNING THE EFFECT ON YOUR PERSONAL TAX LIABILITY OF THE TRANSACTIONS PERMITTED UNDER THE CONTRACT, AS WELL AS ANY OTHER QUESTIONS YOU MAY HAVE CONCERNING THE TAX STATUS OF THE CONTRACT OR THE POSSIBILITY OF CHANGES IN THE TAX LAW.

     TAXATION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

     Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

     In several states we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the withdrawal charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.

     TAX STATUS OF THE CONTRACT. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract loan. If you own and are the Insured under a Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

     In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transferor may be subject to the federal generation-skipping transfer tax.

     In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service ("IRS").

     In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Tax Code requires that the underlying assets of variable life insurance contracts be diversified. The Tax Code provides that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

     The Tax Code provides that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

     The United States Treasury Department (the "Treasury Department") also has issued regulations that establish diversification requirements for the segregated asset accounts underlying variable Contracts such as the Contracts. These regulations amplify the diversification requirements set forth in the Tax Code and provide an alternative to the provision described above. Under these regulations, a segregated asset account will be deemed adequately diversi-fied if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

     These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

     OWNER CONTROL. In certain circumstances, variable life insurance Contract Owners will be considered the owners, for tax purposes, of separate account assets underlying their Contracts. In those circumstances, the Contract Owners could be subject to taxation on the income and gains from the separate account assets.

     In published rulings, the IRS has stated that a variable life insurance Contract Owner will be considered the owner of separate account assets, if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable life insurance Contract Owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued. We cannot predict when or whether the Treasury Department will issue that guidance or what position the Treasury Department will take. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect.

     The ownership rights under the Contract are similar in many respects to those described in IRS rulings in which the Contract Owners were not deemed to own the separate account assets. In some respects, however, they differ. For example, under the Contract you have many more investment options to choose from than were available under the Contracts involved in the published rulings, and you may be able to transfer Account Value among the investment options more frequently than in the published rulings. Because of these differences, it is possible that you could be treated as the owner, for tax purposes, of the Portfolio shares underlying your Contract and, therefore, subject to taxation on the income and gains on those shares. Moreover, it is possible that the Treasury Department's position, when announced, may adversely affect the tax treatment of existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner for tax purposes of the underlying assets.

     THE REMAINDER OF THIS DISCUSSION ASSUMES THAT THE CONTRACT WILL BE TREATED AS A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES.

     INCOME TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under a Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

     If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (accruing after the Insured's death), which will be includable in the Beneficiary's income.

     ACCELERATED DEATH BENEFIT. In general, the tax treatment of an Accelerated Death Benefit is the same as the tax treatment of Death Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured's being "chronically ill", the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Tax Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the "investment in the Contract". The "investment in the Contract" generally is the total Premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a MEC for federal income tax purposes.

CONTRACTS WHICH ARE MECs

     CHARACTERIZATION OF A CONTRACT AS A MEC. In general, this Contract will not constitute a MEC, unless: (1) it was received in exchange for another life insurance contract which was a MEC; (2) excess Premiums are paid into the Contract, causing it to fail the "7-pay" test under Section 7702A of the Tax Code; or (3) there is a decrease in the Face Amount or an Agreement is removed, such that the Contract no longer complies with the "7-pay" test under Section 7702A of the Tax Code. Other "material" changes to your Contract may also cause it to be treated as a MEC.

     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECs. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of your investment in the Contract. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract that is a MEC, you should consult a qualified tax adviser.

     PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made: (1) after you reach age 59 1/2; (2) because you have become disabled (as defined in the Tax Code); or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the Tax Code). Certain other exceptions to the ten-percent penalty tax may apply.

     AGGREGATION OF CONTRACTS. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one Contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.

CONTRACTS WHICH ARE NOT MECs

     TAX TREATMENT OF WITHDRAWALS GENERALLY. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of Premiums and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.

     CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 CONTRACT YEARS. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.

     TAX TREATMENT OF LOANS. If your Contract is not a MEC, a loan received under the Contract generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract or your Contract lapses, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract loan is a preferred loan, a portion of your Contract loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

     ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of Premiums we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Premiums, and, if your total Premiums during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Premiums within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.

     FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As a Contract Owner, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

     TAX ADVICE. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.

                                LEGAL PROCEEDINGS

     There are no pending legal proceedings affecting the Variable Account or Liberty Life Distributors LLC, the principal distributor of the Contracts. Liberty Life is engaged in routine lawsuits which, in our management's judgment, are not of material importance to its total assets or material with respect to the Variable Account.

                                  LEGAL MATTERS

     All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O'Connell, Esq., Assistant General Counsel and Assistant Secretary of Liberty Life. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street NW, Suite 400, East Lobby, Washington, DC 20007-5208, serves as special counsel to Liberty Life with respect to federal securities laws.

                              FINANCIAL STATEMENTS

     The financial statements of the Variable Account as of December 31, 2003 and for each of the periods in the two years then ended, the financial statements of Liberty Life as of December 31, 2003 and December 31, 2002, and for each of the three years in the period ended December 31, 2003, and the related financial statement schedule of Liberty Life and the accompanying Independent Auditors' Reports appear in the Statement of Additional Information.

                    GLOSSARY OF TERMS USED IN THE PROSPECTUS

        Please refer to this list for the meaning of the following terms:

          ACCOUNT VALUE--The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

          ACCUMULATION UNIT--An accounting unit of measurement which we use to calculate the value of a Sub-Account.

          AGE--An Insured's age at his or her last birthday.

          ASSET ALLOCATION MODELS--Models developed by Standard & Poor's Investment Advisory Services LLC to provide generalized guidance on how to allocate Account Value among the Sub-Accounts under the Contract.

          ASSET REBALANCING--Our program under which we periodically readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level.

          BENEFICIARY(IES)--The person(s) named by you to receive the Death Benefit under the Contract.

          CASH VALUE--The Account Value less any applicable withdrawal charges.

          CONTRACT ANNIVERSARY--The same day and month as the Contract Date for each subsequent year the Contract remains in force.

          CONTRACT DATE--The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

          CONTRACT OWNER--The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a tax-qualified retirement plan, your ownership privileges may be modified by the plan.

          CONTRACT YEAR--Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

          DEATH BENEFIT--The amount payable to the Beneficiary under the Contract upon the death of the Insured, before payment of any unpaid Indebtedness.

          DELIVERY DATE--If you pay your initial Premium upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise, five days after we mail your Contract for delivery to you.

          DOLLAR COST AVERAGING--Our program under which we periodically transfer a fixed dollar amount to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

          FACE AMOUNT--The amount designated as such on the Contract information page or as subsequently changed in accordance with the terms of the Contract. It is used to determine the amount of Death Benefit.

          FIXED ACCOUNT--The portion of the Account Value allocated to our general account.

          GUIDELINE LEVEL PREMIUM--The level annual premium amount, payable over a period not ending before the insured person attains age 95, computed using an interest rate and mortality and other charges as prescribed pursuant to section 7702 (c) of the Tax Code.

          GRACE PERIOD--A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

          INDEBTEDNESS--The sum of all unpaid Contract loans and accrued loan interest.

          INSURED--A person whose life is Insured under the Contract.

          LOAN ACCOUNT--An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

          MONTHLY DATE--The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

          MONTHLY DEDUCTION--The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract fee, and the cost of any optional benefit agreement.

          NET INVESTMENT FACTOR--The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

          NET PREMIUM--A Premium less any Premium Expense Charge.

          PLANNED PREMIUM--The amount of Premium selected by you to be paid periodically as payment for the Contract.

          PORTFOLIO(S)--The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

          PREMIUM--An amount paid to us as payment for the Contract by you or on your behalf.

          SEC--The United States Securities and Exchange Commission.

          SUB-ACCOUNT--A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

          SUB-ACCOUNT VALUE--The value of the assets held in a Sub-Account.

          SURRENDER VALUE--The Cash Value less any unpaid Indebtedness.

          TAX CODE--The Internal Revenue Code of 1986, as amended.

          VALUATION DATE--Each day the New York Stock Exchange ("NYSE") is open for business and we are open. We currently are open for variable business on each day the NYSE is open, except for emergencies or other times permitted by the SEC.

          VALUATION PERIOD--The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date, or the next day we are open, if later.

          VARIABLE ACCOUNT--LLAC Variable Account, which is a segregated investment account of Liberty Life.

          WE, US, OURS, THE COMPANY--Liberty Life Assurance Company of Boston ("Liberty Life").

          YOU, YOUR, YOURS--The Owner of the Contract.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

          To learn more about the Variable Account, Liberty Life, and the Contracts, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. Please call our Service Center at 1-800-451-7065 extension 36327: (1) to request a copy of the SAI; (2) to receive personalized illustrations of Death Benefits, net cash Surrender Values, and Cash Values; and (3) to ask questions about the Contract or make other inquiries.

          The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Variable Account and the Contract. Our reports and other information about the Variable Account and the Contract (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

          Investment Company Act of 1940 Registration File No. 811-09075

                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE CONTRACT
                                    ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the prospectus, dated April 30 2004, for Flexible Premium Variable Life Insurance Contracts (the "Contract" or "Contracts"), offered by Liberty Life Assurance Company of Boston ("Liberty Life", "the Company", "we", "us" ,"ours"). You should read this SAI together with the Contract's prospectus, which we may amend from time to time.

To obtain a copy of a prospectus for the Contract, please call us at 1-800-451-7065 Ext. 36327 or write to our Service Center at the address provided above.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE CONTRACTS AND FOR THE PORTFOLIOS IN WHICH THE LLAC VARIABLE ACCOUNT INVESTS.


THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.


             STATEMENT OF ADDITIONAL INFORMATION DATED: APRIL 30, 2004
                    RELATING TO PROSPECTUS DATED: APRIL 30, 2004

                                TABLE OF CONTENTS

                                                                                              PAGE
                                                                                              ----
The Company                                                                                   3
Liberty Life Assurance Company of Boston                                                      3
The Variable Account                                                                          3
LLAC Variable Account                                                                         3
Services                                                                                      3
Safekeeping of the Variable Account's Assets                                                  3
Payment Services                                                                              3
Additional Information about the Operation of the Contracts                                   4
Periodic Reports                                                                              4
Notice and Elections                                                                          4
Modifications                                                                                 4
Limit on Right to Contest                                                                     4
Suicide                                                                                       4
Misstatement as to Age and Sex                                                                4
Creditors' Claims                                                                             5
Dividends                                                                                     5
Underwriters                                                                                  5
Liberty Life Distributors LLC                                                                 5
Additional Information About Charges                                                          5
Special Provisions for Group or Sponsored Arrangements                                        5
Underwriting Procedures                                                                       6
Lapse and Reinstatement                                                                       6
Grace Period                                                                                  6
Performance Data                                                                              6
Performance Information                                                                       6
Illustrations                                                                                 9
Narrative Information                                                                         9
Experts                                                                                       23
Financial Statements                                                                          23
LLAC Variable Account                                                                         23
Liberty Life Assurance Company of Boston                                                      23


Capitalized terms used in this SAI are defined where first used or in the Glossary beginning on page 49 of the Contract prospectus.

                                   THE COMPANY

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible for dividends and some are not. The variable life insurance contracts described in the prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

Liberty Life is 90% owned by Liberty Mutual Insurance Company ("Liberty
Mutual") and 10% owned by Liberty Mutual Fire Insurance Company ("LMFIC"), both of which are stock property and casualty insurance companies incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual and LMFIC are both wholly-owned subsidiaries of Liberty Mutual Group Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual Group Inc. is a wholly-owned subsidiary of LMHC Massachusetts Holdings Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. LMHC Massachusetts Holdings Inc. is a wholly-owned subsidiary of Liberty Mutual Holding Company Inc., a Massachusetts mutual holding company.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement dated February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

For additional information, please refer to the Contract prospectus, "Description of Liberty Life and the Variable Account," on page 11.

                              THE VARIABLE ACCOUNT

LLAC VARIABLE ACCOUNT. LLAC Variable Account ("the Variable Account") was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Liberty Life.

                                    SERVICES

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. Liberty Life holds the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

PAYMENT SERVICES. Liberty Mutual Insurance Company, the indirect parent company of Liberty Life, provides services with respect to the processing of certain payments received from life insurance policyholders, including

Contract Owners. Liberty Life has determined that $2,000 per year was paid to Liberty Mutual in the past three years for processing services attributable to the Contracts.

           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CONTRACTS

PERIODIC REPORTS. We will maintain all records relating to the Variable Account and the Sub-Accounts. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. The statement will include the Account Value as of the end of the current and prior reporting period, the number, type and value of your interests in the Sub-Accounts to which you have allocated your Net Premiums, the current Death Benefit, Surrender Value, Indebtedness, partial withdrawals, Premiums paid, and deductions made since the last statement. We will also include any information required by applicable laws and regulations. If you ask us, we will send you an additional statement at any time. We may charge up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. In addition, please review your periodic statements and notices carefully, as they contain important information relating to the status of your Contract. It is your obligation to report to us, at the address or phone number provided on your statement, any errors or discrepancies concerning the information provided on the statement or notice.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATIONS. We reserve the right to modify the Contract without your express consent, in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive or for two years after any increase in the Face Amount. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

In issuing a Contract, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.

SUICIDE. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end. Likewise, if the Insured dies by suicide while sane or kills him- or herself while insane within two years after the effective date of any increase in the

Face Amount, the amount we will pay you with respect to that increase will be limited to the Monthly Deductions taken in connection with that increase.

MISSTATEMENT AS TO AGE AND SEX. If the Age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary's creditors.

DIVIDENDS. We will not pay any dividend under the Contract.

                                  UNDERWRITERS

LIBERTY LIFE DISTRIBUTORS LLC. Liberty Life Distributors LLC ("LLD"), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Generally, representatives will receive a commission of not more than 50% of the Premiums received in the first year on Premiums up to the commissionable Premium, plus not more than 4% of any additional Premiums in the first Contract Year. Commissions on Premiums paid in subsequent years are lower.
Representatives also will generally receive a commission on a Face Amount increase. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

The aggregate dollar amount of underwriting commissions paid to LLD for the years ended December 31, 2003, 2002 and 2001 were $ 429,102, $545,176 and
$1,214,319, respectively. None of the underwriting commissions were retained by LLD for each of these periods. No other fees were paid to LLD for distribution services.

The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to Owners arising out of services rendered or contracts issued.

                      ADDITIONAL INFORMATION ABOUT CHARGES

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive withdrawal charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Premiums from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.

UNDERWRITING PROCEDURES. Before issuing a policy we will require evidence of insurability. This means that (1) you must complete an application and submit it to the Company, and (2) we may require that the Insured have a medical examination. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. Applicants who meet guidelines on issue Age and Premium limitations may be eligible for simplified underwriting without a medical examination.

Insurance charges will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The insurance charge rate will not exceed those shown on the Contract's specifications pages, which are based on the 1980 Commissioners' Standard Ordinary Mortality Table ("1980 CSO"), male or female (unisex rates may be required in some situations), smoker or nonsmoker, Age of the Insured.

A special risk class is used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 CSO, male or female (unisex rates may be required in some situations), smoker or nonsmoker and Age of the Insured.

For additional information on charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 34.

                             LAPSE AND REINSTATEMENT

GRACE PERIOD. If you have any unpaid Indebtedness and your Surrender Value is insufficient to pay a Monthly Deduction when due, your Contract will enter the Grace Period and may terminate. During the Grace Period, you may surrender the Contract and transfer Account Value among Sub-Accounts. You are not permitted, however, to take a Contract loan, partial withdrawal, make changes to your Face Amount or to optional insurance benefits while your Contract is in the Grace Period.

For additional information, please refer to the Contract prospectus, "Lapse and Reinstatement" beginning on page 41.

                                PERFORMANCE DATA

PERFORMANCE INFORMATION. From time to time, we may include in our marketing materials and Contract Owner reports performance information for the Sub-Accounts of the Variable Account available under the Contract. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that performance figures shown do not reflect any applicable taxes.

The performance figures in these reports represent the total return for the Sub-Accounts for the periods indicated, and reflect all expenses of the underlying Portfolios, as well as the guaranteed maximum 1.65% Separate Account Expense Charge against amounts allocated to the underlying Portfolios. The rates of return do not reflect withdrawal charges, Monthly Deductions (including the cost of insurance charge), or premium taxes. These charges would reduce the average annual return reflected. Performance figures in these reports run from the date of inception of the underlying Portfolios, which may predate when the Variable Account was established on July 10, 1998, and when the Contract first was available for sale on November 11, 1999. The average annual returns shown in the reports are calculated as follows:

P*(1+T)^n = ERV

where:

P      =  a hypothetical initial payment of $1,000
T      =  average annual total return
n      =  number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, three, five, or ten -year period as of the end of the period or fractional portion thereof.

For additional information on Contract charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 34.

                                  ILLUSTRATIONS

NARRATIVE INFORMATION. The following tables have been prepared to help show how values under Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. These gross rates of return do not reflect the deduction of charges and expenses of the Portfolios. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

The illustrations assume annual payment of Planned Premiums in the amount shown in the table, which equals twelve times the Lifetime Guaranteed Coverage monthly Premium. Payment of this level of Premium each month would guarantee Death Benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken.

The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 0.60% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. The illustrations also reflect the deduction of the Premium Expense charge from each Premium payment. The current Premium Expense Charge is 5.5% of each Premium up to twelve times the Lifetime Guaranteed Coverage monthly Premium and 3.5% of any Premium in excess of that amount. We guarantee that the Premium Expense Charge will not exceed 5.5% of each Premium.

In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.88%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, without any expense reimbursements or fee waivers. If current expense reimbursements and fee waivers were included, the annual effective rate would have been 0.86%. Liberty Life anticipates that expense reimbursement and fee waiver arrangements currently in effect will continue through the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

The tables also reflect applicable charges including monthly cost of insurance charges and a Contract fee of $9.00 per month for Contracts with Face Amounts of less than $100,000 and $6.00 per month for Contracts with higher Face Amounts. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges and Premium Expense Charges. After deduction of these amounts (other than the cost of insurance charges, Contract fees and Premium Expense Charges), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of -1.48%, 4.52%, and 10.52% respectively, on both a current and guaranteed basis. Cost of insurance rates vary by issue age (or attained age in the case of increases in Face Amount), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

The tables reflect the fact that no charges for federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if all Premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that you have not requested an increase or decrease in Face Amount and no partial withdrawals or transfers have been made.

The Contract offers two Death Benefit Options. Under Option 1, the Death Benefit will be the greater of the Face Amount or a percentage of the Account Value. Under Option 2, the Death Benefit will be the greater of the Face Amount plus the Account Value or a percentage of the Account Value. We subtract any outstanding Contract debt and due and unpaid charges before we pay a Death Benefit. The Death Benefit in the illustration is determined under Option 1.

Values are shown for Contracts which are issued to preferred non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

In most states, the Contract includes three coverage guarantees: Minimum Guaranteed Coverage, Limited Guaranteed Coverage, and Lifetime Guaranteed Coverage. While any coverage guarantee is in effect, and you have no outstanding Indebtedness, your Contract will not lapse if the Surrender Value is insufficient to pay the Monthly Deduction. Provided sufficient Premium is paid, in most states Lifetime Guaranteed Coverage will be in effect until the later of the Insured's age 75 or 15 years after the Contract Date, and Minimum Guaranteed Coverage will be in effect for the first three Contract Years. In Maryland, Massachusetts, New Jersey, and Texas, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends after five Contract Years. If you do not pay sufficient Premium, one or more coverage guarantees will terminate. If Limited or Lifetime Guaranteed Coverage terminates for this reason, you will be given a fixed time of at least one year to pay sufficient additional Premium to restore the guarantee. Even if all of the coverage guarantees terminate, however, your Contract will not lapse provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. Your Contract will state a monthly Premium amount for each coverage guarantee. For a guarantee to remain in effect your total Premiums (less any partial withdrawal) must at least equal the relevant monthly Premium amount, times the number of months since the Contract Date, minus the relevant monthly Premium amounts for the most recent three months. However, if Lifetime Guaranteed Coverage is in effect when the Insured reaches age 100, we will not require payment of additional Premium and the Death Benefit will equal the greater of the Face Amount or 101% of the Account Value.

If the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If a Contract loan is outstanding in this situation, the Contract may lapse in accordance with the Grace Period provisions. The Contract also might lapse in this situation if you previously had partial withdrawals and your total Premium payments, minus the amounts withdrawn, were insufficient to keep the Guaranteed Death Benefit in effect.

The insurance benefit agreements described in the prospectus are available to add optional insurance benefits to your Contract. The charges for insurance benefit agreements are deducted from your Account Value as part of the Monthly Deduction. The attached illustrations do not include any optional insurance benefits.

Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed Planned Premium, and any available agreements requested. Please contact your representative, call us at 1-800-451-7065 Ext. 36327 or write to our Service Center to request an illustration.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                         $1090.46 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                       VALUES - CURRENT COST OF INSURANCE

           0% HYPOTHETICAL                       6% HYPOTHETICAL                     12% HYPOTHETICAL
       GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
       -----------------------               -----------------------             ------------------------
         ACCOUNT    SURRENDER       DEATH     ACCOUNT    SURRENDER       DEATH      ACCOUNT     SURRENDER        DEATH
YEAR       VALUE        VALUE     BENEFIT       VALUE        VALUE     BENEFIT        VALUE         VALUE      BENEFIT
----       -----        -----     -------       -----        -----     -------        -----         -----      -------
   1         826           26     100,000         882           82     100,000          937           137      100,000
   2       1,640          840     100,000       1,803        1,003     100,000        1,972         1,172      100,000
   3       2,442        1,642     100,000       2,765        1,965     100,000        3,116         2,316      100,000
   4       3,234        2,514     100,000       3,774        3,054     100,000        4,382         3,662      100,000
   5       4,008        3,368     100,000       4,820        4,180     100,000        5,774         5,134      100,000
   6       4,771        4,211     100,000       5,915        5,355     100,000        7,314         6,754      100,000
   7       5,514        5,034     100,000       7,050        6,570     100,000        9,006         8,526      100,000
   8       6,236        5,836     100,000       8,227        7,827     100,000       10,867        10,467      100,000
   9       6,947        6,627     100,000       9,457        9,137     100,000       12,924        12,604      100,000
  10       7,638        7,478     100,000      10,734       10,574     100,000       15,189        15,029      100,000
  11       8,310        8,310     100,000      12,060       12,060     100,000       17,686        17,686      100,000
  12       8,954        8,954     100,000      13,430       13,430     100,000       20,430        20,430      100,000
  13       9,581        9,581     100,000      14,855       14,855     100,000       23,460        23,460      100,000
  14      10,191       10,191     100,000      16,338       16,338     100,000       26,805        26,805      100,000
  15      10,775       10,775     100,000      17,874       17,874     100,000       30,493        30,493      100,000
  16      11,333       11,333     100,000      19,465       19,465     100,000       34,561        34,561      100,000
  17      11,865       11,865     100,000      21,114       21,114     100,000       39,053        39,053      100,000
  18      12,382       12,382     100,000      22,833       22,833     100,000       44,021        44,021      100,000
  19      12,873       12,873     100,000      24,617       24,617     100,000       49,512        49,512      100,000
  20      13,331       13,331     100,000      26,463       26,463     100,000       55,575        55,575      106,149
  25      15,237       15,237     100,000      36,859       36,859     100,000       96,544        96,544      151,575
  30      16,183       16,183     100,000      49,424       49,424     100,000      163,216       163,216      218,709
  35      15,507       15,507     100,000      64,657       64,657     100,000      271,458       271,458      331,179
  40      12,079       12,079     100,000      83,683       83,683     100,000      446,407       446,407      517,832
  45       3,524        3,524     100,000     108,173      108,173     115,745      730,197       730,197      781,311
  50           0            0     100,000     138,739      138,739     145,676    1,194,390     1,194,390    1,254,109
  55           0            0     100,000     175,311      175,311     184,077    1,937,368     1,937,368    2,034,236
  60           0            0     100,000     218,032      218,032     228,933    3,108,841     3,108,841    3,264,283
  65           0            0     100,000     271,444      271,444     274,159    5,014,141     5,014,141    5,064,283
  70           0            0     100,000     339,426      339,426     342,820    8,151,642     8,151,642    8,233,158

   Assumptions:

   (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

   (2)  Assumes no Contract loans have been made.

   (3) Values reflect current cost of insurance charges and premium expense charges.

   (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                         $1090.46 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                      VALUES - GUARANTEED COST OF INSURANCE

            0% HYPOTHETICAL                       6% HYPOTHETICAL                     12% HYPOTHETICAL
        GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
        -----------------------               -----------------------             ------------------------
          ACCOUNT    SURRENDER       DEATH     ACCOUNT    SURRENDER       DEATH      ACCOUNT     SURRENDER        DEATH
YEAR        VALUE        VALUE     BENEFIT       VALUE        VALUE     BENEFIT        VALUE         VALUE      BENEFIT
----        -----        -----     -------       -----        -----     -------        -----         -----      -------
   1          826           26     100,000         882           82     100,000          937           137       100000
   2        1,615          815     100,000       1,776          976     100,000        1,945         1,145      100,000
   3        2,388        1,588     100,000       2,708        1,908     100,000        3,055         2,255      100,000
   4        3,145        2,425     100,000       3,677        2,957     100,000        4,278         3,558      100,000
   5        3,886        3,246     100,000       4,684        4,044     100,000        5,622         4,982      100,000
   6        4,610        4,050     100,000       5,731        5,171     100,000        7,104         6,544      100,000
   7        5,316        4,836     100,000       6,818        6,338     100,000        8,733         8,253      100,000
   8        6,001        5,601     100,000       7,944        7,544     100,000       10,525        10,125      100,000
   9        6,666        6,346     100,000       9,111        8,791     100,000       12,496        12,176      100,000
  10        7,310        7,150     100,000      10,321       10,161     100,000       14,665        14,505      100,000
  11        7,931        7,931     100,000      11,573       11,573     100,000       17,053        17,053      100,000
  12        8,527        8,527     100,000      12,868       12,868     100,000       19,680        19,680      100,000
  13        9,100        9,100     100,000      14,207       14,207     100,000       22,574        22,574      100,000
  14        9,646        9,646     100,000      15,593       15,593     100,000       25,763        25,763      100,000
  15       10,165       10,165     100,000      17,025       17,025     100,000       29,278        29,278      100,000
  16       10,656       10,656     100,000      18,504       18,504     100,000       33,154        33,154      100,000
  17       11,116       11,116     100,000      20,032       20,032     100,000       37,432        37,432      100,000
  18       11,546       11,546     100,000      21,611       21,611     100,000       42,156        42,156      100,000
  19       11,942       11,942     100,000      23,242       23,242     100,000       47,376        47,376      100,000
  20       12,304       12,304     100,000      24,926       24,926     100,000       53,149        53,149      101,515
  25       13,421       13,421     100,000      34,128       34,128     100,000       91,997        91,997      144,435
  30       12,880       12,880     100,000      44,662       44,662     100,000      154,675       154,675      207,265
  35        9,554        9,554     100,000      56,686       56,686     100,000      255,588       255,588      311,817
  40        1,046        1,046     100,000      70,686       70,686     100,000      416,816       416,816      483,507
  45            0            0     100,000      88,519       88,519     100,000      676,021       676,021      723,342
  50            0            0     100,000     113,402      113,402     119,073    1,098,712     1,098,712    1,153,648
  55            0            0     100,000     142,740      142,740     149,877    1,763,355     1,763,355    1,851,523
  60            0            0     100,000     175,577      175,577     184,356    2,782,989     2,782,989    2,922,138
  65            0            0     100,000     216,796      216,796     218,964    4,430,329     4,430,329    4,474,633
  70            0            0     100,000     269,886      269,886     272,585    7,142,053     7,142,053    7,213,474

   Assumptions:

   (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

   (2)  Assumes no Contract loans have been made.

   (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

   (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                            $5053.49 PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                       VALUES - CURRENT COST OF INSURANCE

            0% HYPOTHETICAL                       6% HYPOTHETICAL                     12% HYPOTHETICAL
        GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
        -----------------------               -----------------------             ------------------------
          ACCOUNT    SURRENDER       DEATH     ACCOUNT    SURRENDER       DEATH      ACCOUNT     SURRENDER        DEATH
YEAR        VALUE        VALUE     BENEFIT       VALUE        VALUE     BENEFIT        VALUE         VALUE      BENEFIT
----        -----        -----     -------       -----        -----     -------        -----         -----      -------
   1        4,045          625     250,000       4,309          889     250,000        4573.          1153       250000
   2        7,992        4,572     250,000       8,772        5,352     250,000        9,586         6,166      250,000
   3       11,869        8,449     250,000      13,425       10,005     250,000       15,113        11,693      250,000
   4       15,649       12,571     250,000      18,248       15,170     250,000       21,183        18,105      250,000
   5       19,316       16,580     250,000      23,234       20,498     250,000       27,837        25,101      250,000
   6       22,895       20,501     250,000      28,414       26,020     250,000       35,164        32,770      250,000
   7       26,388       24,336     250,000      33,800       31,748     250,000       43,241        41,189      250,000
   8       29,780       28,070     250,000      39,386       37,676     250,000       52,135        50,425      250,000
   9       33,092       31,724     250,000      45,203       43,835     250,000       61,956        60,588      250,000
  10       36,306       35,622     250,000      51,246       50,562     250,000       72,793        72,109      250,000
  11       39,404       39,404     250,000      57,510       57,510     250,000       84,746        84,746      250,000
  12       42,371       42,371     250,000      63,992       63,992     250,000       97,933        97,933      250,000
  13       45,210       45,210     250,000      70,712       70,712     250,000      112,502       112,502      250,000
  14       47,907       47,907     250,000      77,669       77,669     250,000      128,610       128,610      250,000
  15       50,447       50,447     250,000      84,870       84,870     250,000      146,438       146,438      250,000
  16       52,833       52,833     250,000      92,334       92,334     250,000      166,203       166,203      250,000
  17       55,058       55,058     250,000     100,079      100,079     250,000      188,151       188,151      250,000
  18       57,115       57,115     250,000     108,121      108,121     250,000      212,508       212,508      267,760
  19       58,967       58,967     250,000     116,460      116,460     250,000      239,348       239,348      296,792
  20       60,608       60,608     250,000     125,122      125,122     250,000      268,916       268,916      328,077
  25       64,975       64,975     250,000     174,321      174,321     250,000      467,999       467,999      542,879
  30       59,851       59,851     250,000     238,092      238,092     254,759      791,248       791,248      846,635
  35       37,046       37,046     250,000     320,315      320,315     336,331    1,320,000     1,320,000    1,386,000
  40            0            0     250,000     419,309      419,309     440,275    2,168,207     2,168,207    2,276,617
  45            0            0     250,000     536,002      536,002     562,802    3,510,040     3,510,040    3,685,542
  50            0            0     250,000     681,545      681,545     688,361    5,693,821     5,693,821    5,750,759
  55            0            0     250,000     865,971      865,971     874,631    9,288,954     9,288,954    9,381,843

   Assumptions:

   (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

   (2)  Assumes no Contract loans have been made.

   (3) Values reflect current cost of insurance charges and premium expense charges.

   (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                            $5053.49 PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                      VALUES - GUARANTEED COST OF INSURANCE

            0% HYPOTHETICAL                       6% HYPOTHETICAL                     12% HYPOTHETICAL
        GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
        -----------------------               -----------------------             ------------------------
          ACCOUNT    SURRENDER       DEATH     ACCOUNT    SURRENDER       DEATH      ACCOUNT     SURRENDER        DEATH
YEAR        VALUE        VALUE     BENEFIT       VALUE        VALUE     BENEFIT        VALUE         VALUE      BENEFIT
----        -----        -----     -------       -----        -----     -------        -----         -----      -------
   1        4,045          625     250,000       4,309          889     250,000        4,573         1,153      250,000
   2        7,728        4,308     250,000       8,500        5,080     250,000        9,306         5,886      250,000
   3       11,300        7,880     250,000      12,823        9,403     250,000       14,478        11,058      250,000
   4       14,757       11,679     250,000      17,281       14,203     250,000       20,136        17,058      250,000
   5       18,097       15,361     250,000      21,876       19,140     250,000       26,327        23,591      250,000
   6       21,308       18,914     250,000      26,604       24,210     250,000       33,103        30,709      250,000
   7       24,384       22,332     250,000      31,464       29,412     250,000       40,521        38,469      250,000
   8       27,313       25,603     250,000      36,454       34,744     250,000       48,645        46,935      250,000
   9       30,082       28,714     250,000      41,567       40,199     250,000       57,547        56,179      250,000
  10       32,682       31,998     250,000      46,803       46,119     250,000       67,313        66,629      250,000
  11       35,100       35,100     250,000      52,159       52,159     250,000       78,038        78,038      250,000
  12       37,324       37,324     250,000      57,634       57,634     250,000       89,836        89,836      250,000
  13       39,350       39,350     250,000      63,237       63,237     250,000      102,845       102,845      250,000
  14       41,165       41,165     250,000      68,966       68,966     250,000      117,215       117,215      250,000
  15       42,745       42,745     250,000      74,818       74,818     250,000      133,117       133,117      250,000
  16       44,067       44,067     250,000      80,790       80,790     250,000      150,756       150,756      250,000
  17       45,109       45,109     250,000      86,881       86,881     250,000      170,374       170,374      250,000
  18       45,830       45,830     250,000      93,082       93,082     250,000      192,251       192,251      250,000
  19       46,192       46,192     250,000      99,387       99,387     250,000      216,614       216,614      268,601
  20       46,152       46,152     250,000     105,797      105,797     250,000      243,412       243,412      296,962
  25       38,375       38,375     250,000     139,818      139,818     250,000      422,358       422,358      489,935
  30        9,087        9,087     250,000     178,854      178,854     250,000      710,052       710,052      759,755
  35            0            0     250,000     231,671      231,671     250,000    1,178,883     1,178,883    1,237,827
  40            0            0     250,000     306,976      306,976     322,325    1,916,566     1,916,566    2,012,395
  45            0            0     250,000     392,271      392,271     411,885    3,049,001     3,049,001    3,201,451
  50            0            0     250,000     498,756      498,756     503,743    4,878,231     4,878,231    4,927,014
  55            0            0     250,000     634,953      634,953     641,302    7,888,560     7,888,560    7,967,445

   Assumptions:

   (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

   (2)  Assumes no Contract loans have been made.

   (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

   (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     EXPERTS

The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of LLAC Variable Account at December 31, 2003 and for each of the periods indicated therein, appearing in the prospectus and registration statement have been audited by Ernst & Young LLP, Goodwin Square, 225 Asylum Street, Hartford, CT 06103, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters included in the prospectus, this SAI and the registration statement of which they are parts, including the hypothetical Contract illustrations, have been examined by Richard B. Lassow, FSA, MAAA, Vice President and Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS

LLAC VARIABLE ACCOUNT

Report of Independent Auditors
Statement of Assets and Liabilities as of December 31, 2003
Statement of Operations for the year ended December 31, 2003
Statement of Changes in Net Assets for the years ended December 31, 2003 and
2002
Notes to Financial Statements

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

Report of Independent Auditors
Consolidated Balance Sheets as of December 31, 2003 and 2002
Consolidated Statements of Operations for the years ended December 31, 2003, 2002 and 2001
Consolidated Statements of Changes in Stockholders' Equity as of December 31, 2003, 2002 and 2001
Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
Notes to Financial Statements

The financial statements of Liberty Life included herein should be considered only as bearing on the ability of Liberty Life to meet its obligations under the Contracts.

                              LLAC Variable Account

                          Audited Financial Statements

                          Year ended December 31, 2003


                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statement of Assets and Liabilities                                            2
Statements of Operations                                                       3
Statements of Changes in Net Assets                                           10
Notes to Financial Statements                                                 17

                         Report of Independent Auditors

To the Board of Directors of Liberty Life Assurance Company of Boston and Contract Owners of LLAC Variable Account

We have audited the accompanying statement of assets and liabilities of LLAC Variable Account (the Account - comprising, respectively, the AIM V.I. New Technology Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio, Dreyfus Investment Portfolio - Emerging Leaders Fund, Dreyfus Investment Portfolio - Technology Growth Fund, Dreyfus Socially Responsible Growth Fund, Franklin Growth and Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Money Market Fund, Franklin Strategic Income Securities Fund, Templeton Growth Securities Fund, Colonial Small Cap Value Fund - Variable Series, Columbia High Yield Securities Fund - Variable Series, Colonial Strategic Income Fund - Variable Series, Liberty Growth and Income Fund - Variable Series, Liberty All-Star Equity Fund - Variable Series, MFS VIT Capital Opportunities Series, MFS VIT Emerging Growth Series, MFS VIT Research Series, MFS VIT Utilities Series, MFS VIT Investors Trust Series, MFS VIT High Income Series, Liberty Asset Allocation Fund - Variable Series, SteinRoe Growth Stock Fund - Variable Series, Liberty Money Market Fund) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the LLAC Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the LLAC Variable Account at December 31, 2003, and the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


March 10, 2004

                              LLAC VARIABLE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

                                                                                                         MARKET
INVESTMENTS:                                                               SHARES          COST          VALUE
                                                                        ------------------------------------------
ASSETS

    AIM V.I. Capital Appreciation Fund                                        38,765   $    770,814   $    824,911
    AIM V.I. Government Securities Fund                                       44,387        535,279        542,739
    AIM V.I. International Equity Fund                                        18,946        255,881        303,887
    AIM V.I. New Technology Fund                                                 311            886          1,096
    Colonial Small Cap Value Fund, Variable Series                            46,608        530,219        663,321
    Colonial Strategic Income Fund, Variable Series                            9,652         91,311         94,593
    Columbia High Yield Securities Fund, Variable Series                      22,421        218,648        211,202
    Dreyfus Stock Index Fund                                                  65,785      1,713,106      1,869,617
    Dreyfus Variable Investment Fund - Capital Appreciation Portfolio         16,938        548,139        583,004
    Dreyfus Investment Portfolio - Emerging Leaders Fund                      25,482        428,036        558,566
    Dreyfus Investment Portfolio - Technology Growth Fund                     14,230        101,375        123,513
    Dreyfus Socially Responsible Growth Fund                                   2,946         80,357         70,074
    Franklin Growth and Income Securities Fund                                46,182        561,911        660,868
    Franklin Large Cap Growth Securities Fund                                 78,868        981,213      1,093,902
    Franklin Money Market Fund                                               554,241        554,241        554,241
    Franklin Strategic Income Securities Fund                                 22,341        231,465        269,213
    Liberty All-Star Equity Fund, Variable Series                              8,003         76,539         87,467
    Liberty Asset Allocation Fund, Variable Series                            12,428        169,080        171,506
    Liberty Growth and Income Fund, Variable Series                           60,171        855,118        851,420
    Liberty Money Market Fund                                                243,397        243,396        243,396
    MFS VIT Capital Opportunities Series                                      22,282        246,392        269,833
    MFS VIT Emerging Growth Series                                            18,004        287,750        279,234
    MFS VIT Investors Trust Series                                            38,106        564,153        622,665
    MFS VIT High Income Series                                                34,439        313,207        343,356
    MFS VIT Research Series                                                    9,457        165,459        126,246
    MFS VIT Utilities Series                                                  11,489        149,337        183,250
    SteinRoe Growth Stock Fund, Variable Series                               23,107        635,036        561,049
    Templeton Growth Securities Fund                                          40,150        382,016        449,280
                                                                                                      ------------

    Total assets                                                                                      $ 12,613,449
                                                                                                      ------------

LIABILITIES                                                                                                      0
                                                                                                      ------------

    Net Assets                                                                                        $ 12,613,449
                                                                                                      ============

NET ASSETS

    Variable life contracts                                                                           $ 12,613,449
                                                                                                      ============

SEE ACCOMPANYING NOTES.

                              LLAC Variable Account

                             Statement of Operations

                      For the year ended December 31, 2003

                                                     AIM V.I. CAPITAL      AIM V.I.            AIM V.I.        AIM V.I. NEW
                                                       APPRECIATION       GOVERNMENT        INTERNATIONAL       TECHNOLOGY
                                                           FUND         SECURITIES FUND      EQUITY FUND           FUND
                                                     ----------------   ---------------    ---------------    ---------------
Investment Income:
   Dividends                                                       -    $        12,522    $         1,444                  -
                                                     ---------------    ---------------    ---------------    ---------------
Total investment income                                            -             12,522              1,444                  -

Expenses:
   Mortality and expense risk and
   administrative charges                            $        93,015             38,478             54,413    $           213
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                 (93,015)           (25,956)           (52,969)              (213)

Realized gains (losses) on investments:
   Realized gain (loss) on sale of portfolio shares          (42,739)             4,087            (62,861)               270
                                                     ---------------    ---------------    ---------------    ---------------
Total realized gains (losses) on investments                 (42,739)             4,087            (62,861)               270

Unrealized appreciation/(depreciation)
   during the period                                         216,790            (11,781)           152,905                227
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                   $        81,035    $       (33,650)   $        37,075    $           285
                                                     ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES.

                                                                                            COLUMBIA HIGH
                                                     COLONIAL SMALL    COLONIAL STRATEGIC  YIELD SECURITIES
                                                     CAP VALUE FUND,      INCOME FUND,      FUND, VARIABLE     DREYFUS STOCK
                                                     VARIABLE SERIES    VARIABLE SERIES         SERIES           INDEX FUND
                                                     ---------------   ------------------  ----------------   ---------------
Investment Income:
   Dividends                                         $        15,736    $         6,722    $        11,353    $        23,086
                                                     ---------------    ---------------    ---------------    ---------------
Total investment income                                       15,736              6,722             11,353             23,086

Expenses:
   Mortality and expense risk and
   administrative charges                                     71,078              5,358             10,684            182,889
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                 (55,342)             1,364                668           (159,803)

Realized gains (losses) on investments:
   Realized gain (loss) on sale of portfolio shares           10,108               (123)            (6,074)           (73,621)
                                                     ---------------    ---------------    ---------------    ---------------
Total realized gains (losses) on investments                  10,108               (123)            (6,074)           (73,621)

Unrealized appreciation/(depreciation)
   during the period                                         157,679              8,691             16,630            442,681
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                   $       112,444    $         9,932    $        11,225    $       209,257
                                                     ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES.

                                                      DREYFUS VARIABLE    DREYFUS INVESTMENT  DREYFUS INVESTMENT
                                                      INVESTMENT FUND -      PORTFOLIO -          PORTFOLIO -     DREYFUS SOCIALLY
                                                    CAPITAL APPRECIATION   EMERGING LEADERS    TECHNOLOGY GROWTH     RESPONSIBLE
                                                          PORTFOLIO              FUND                FUND            GROWTH FUND
                                                    --------------------  ------------------  ------------------  ----------------
Investment Income:
   Dividends                                           $         7,298                   -                   -    $            71
                                                       ---------------     ---------------     ---------------    ---------------
Total investment income                                          7,298                   -                   -                 71

Expenses:
   Mortality and expense risk and
   administrative charges                                       72,387     $        77,276     $        16,034              4,251
                                                       ---------------     ---------------     ---------------    ---------------
Net investment income (loss)                                   (65,089)            (77,276)            (16,034)            (4,180)

Realized gains (losses) on investments:
   Realized gain (loss) on sale of portfolio shares             (8,076)              7,280              (2,866)            (2,375)
                                                       ---------------     ---------------     ---------------    ---------------
Total realized gains (losses) on investments                    (8,076)              7,280              (2,866)            (2,375)

Unrealized appreciation/(depreciation)
   during the period                                            91,398             162,884              40,993             16,358
                                                       ---------------     ---------------     ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                     $        18,233     $        92,888     $        22,092    $         9,803
                                                       ===============     ===============     ===============    ===============

SEE ACCOMPANYING NOTES.

                                                     FRANKLIN GROWTH     FRANKLIN LARGE                      FRANKLIN STRATEGIC
                                                        AND INCOME         CAP GROWTH      FRANKLIN MONEY    INCOME SECURITIES
                                                     SECURITIES FUND    SECURITIES FUND      MARKET FUND            FUND
                                                     ---------------    ---------------    ---------------   ------------------
Investment Income:
   Dividends                                         $        10,119    $         5,510    $         1,154    $         5,464
                                                     ---------------    ---------------    ---------------    ---------------
Total investment income                                       10,119              5,510              1,154              5,464

Expenses:
   Mortality and expense risk and
   administrative charges                                     46,131            131,373             40,548             14,695
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                 (36,012)          (125,864)           (39,394)            (9,231)

Realized gains (losses) on investments:
   Realized gain (loss) on sale of portfolio shares          (14,343)           (30,329)                 -              3,915
                                                     ---------------    ---------------    ---------------    ---------------
Total realized gains (losses) on investments                 (14,343)           (30,329)                 -              3,915

Unrealized appreciation/(depreciation)
   during the period                                         116,934            225,702                  -             29,397
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                   $        66,580    $        69,509    $       (39,394)   $        24,081
                                                     ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES.

                                                                                           LIBERTY GROWTH
                                                     LIBERTY ALL-STAR     LIBERTY ASSET      AND INCOME
                                                       EQUITY FUND,     ALLOCATION FUND,   FUND, VARIABLE      LIBERTY MONEY
                                                     VARIABLE SERIES    VARIABLE SERIES       SERIES            MARKET FUND
                                                     ----------------   ----------------   ---------------    ---------------
Investment Income:
   Dividends                                         $           148    $         4,681    $        11,192    $         1,571
                                                     ---------------    ---------------    ---------------    ---------------
Total investment income                                          148              4,681             11,192              1,571

Expenses:
   Mortality and expense risk and
   administrative charges                                      7,772              6,113             62,171             24,129
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                  (7,624)            (1,431)           (50,979)           (22,558)

Realized gains (losses) on investments:
   Realized gain (loss) on sale of portfolio shares           (4,272)              (711)           (38,182)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Total realized gains (losses) on investments                  (4,272)              (711)           (38,182)                 -

Unrealized appreciation/(depreciation)
   during the period                                          30,067             25,258            155,688                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                   $        18,171    $        23,115    $        66,527    $       (22,558)
                                                     ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES.

                                                         MFS VIT
                                                         CAPITAL            MFS VIT            MFS VIT
                                                      OPPORTUNITIES        EMERGING        INVESTORS TRUST     MFS VIT HIGH
                                                          SERIES         GROWTH SERIES          SERIES         INCOME SERIES
                                                     ---------------    ---------------    ---------------    ---------------
Investment Income:
   Dividends                                         $           457                  -    $         5,262    $         9,084
                                                     ---------------    ---------------    ---------------    ---------------
Total investment income                                          457                  -              5,262              9,084

Expenses:
   Mortality and expense risk and
   administrative charges                                     32,781    $        29,641             78,202             32,688
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                 (32,325)           (29,641)           (72,941)           (23,604)

Realized gains (losses) on investments:
   Realized gain (loss) on sale of portfolio shares           (6,792)           (21,778)           (94,811)              (330)
                                                     ---------------    ---------------    ---------------    ---------------
Total realized gains (losses) on investments                  (6,792)           (21,778)           (94,811)              (330)

Unrealized appreciation/(depreciation)
   during the period                                          57,887             85,418            221,356             32,335
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                   $        18,770    $        33,999    $        53,605    $         8,401
                                                     ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES.

                                                                                             STEIN ROE
                                                                                            GROWTH STOCK         TEMPLETON
                                                         MFS VIT            MFS VIT        FUND, VARIABLE          GROWTH
                                                     RESEARCH SERIES    UTILITIES SERIES       SERIES         SECURITIES FUND
                                                     ---------------    ----------------   ---------------    ---------------
Investment Income:
   Dividends                                         $           737    $         3,605    $         1,870    $           286
                                                     ---------------    ---------------    ---------------    ---------------
Total investment income                                          737              3,605              1,870                286

Expenses:
   Mortality and expense risk and
   administrative charges                                      4,131              9,966             53,469             32,397
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                  (3,394)            (6,362)           (51,599)           (32,111)

Realized gains (losses) on investments:
   Realized gain (loss) on sale of portfolio shares           (3,297)            (2,182)           (29,766)             2,026
                                                     ---------------    ---------------    ---------------    ---------------
Total realized gains (losses) on investments                  (3,297)            (2,182)           (29,766)             2,026

Unrealized appreciation/(depreciation)
   during the period                                          27,653             47,383            138,350             67,723
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                   $        20,962    $        38,839    $        56,985    $        37,638
                                                     ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES.

                              LLAC Variable Account

                       Statements of Changes in Net Assets

                        For the years ended December 31,

                                                       AIM V.I. CAPITAL                AIM V.I. GOVERNMENT
                                                      APPRECIATION FUND                  SECURITIES FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (93,015)  $      (93,532)  $      (25,956)  $      (30,963)
     Realized gains (losses)                          (42,739)         (93,637)           4,087            7,241
     Change in unrealized appreciation
       (depreciation) during the period               216,790          (45,958)         (11,781)          21,947
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           81,035         (233,128)         (33,650)          (1,775)

Contract transactions:
   Purchase payments from contract owners             303,504          294,735          113,362          229,911
   Contract terminations and annuity payouts          (54,824)         (25,515)         (48,850)         (10,613)
   Transfers between accounts                          (6,580)             306           61,111          (84,139)
  Contract loans                                      (20,488)          (4,180)          (3,138)          (1,680)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                          (71)             472            1,955              141
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions               221,541          265,818          124,440          133,620
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               302,576           32,690           90,790          131,845

Net assets at beginning of period                     522,335          489,644          451,949          320,104
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      824,911   $      522,335   $      542,739   $      451,949
                                               ===============================   ===============================

                                                AIM V.I. INTERNATIONAL EQUITY              AIM V.I. NEW
                                                             FUND                        TECHNOLOGY FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (52,969)  $      (79,881)  $         (213)  $         (186)
     Realized gains (losses)                          (62,861)         (39,923)             270             (207)
     Change in unrealized appreciation
       (depreciation) during the period               152,905          (29,602)             227               65
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           37,075         (149,406)             285             (328)

Contract transactions:
   Purchase payments from contract owners             168,121          294,029              952              709
   Contract terminations and annuity payouts          (38,924)         (23,238)            (223)            (297)
   Transfers between accounts                        (298,724)          (9,729)            (125)              16
  Contract loans                                      (15,038)          (3,781)               -                -
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                          384              210             (135)               2
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions              (184,182)         257,492              468              430
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets              (147,106)         108,085              753              102

Net assets at beginning of period                     450,993          342,908              343              241
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      303,887   $      450,993   $        1,096   $          343
                                               ===============================   ===============================

SEE ACCOMPANYING NOTES.

                                                   COLONIAL SMALL CAP VALUE         COLONIAL STRATEGIC INCOME
                                                    FUND, VARIABLE SERIES             FUND, VARIABLE SERIES
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (55,342)  $      (50,038)  $        1,364   $        1,083
     Realized gains (losses)                           10,108            6,673             (123)          (2,701)
     Change in unrealized appreciation
       (depreciation) during the period               157,679          (41,456)           8,691            2,552
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                          112,444          (84,821)           9,932              934

Contract transactions:
   Purchase payments from contract owners             229,624          224,787            8,966           10,385
   Contract terminations and annuity payouts          (34,841)         (17,641)          (8,277)          (2,621)
   Transfers between accounts                         (16,517)           3,863              867           (3,433)
  Contract loans                                      (10,300)          (4,281)            (649)          (5,536)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                           61             (513)             (46)              54
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions               168,027          206,215              861           (1,152)
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               280,471          121,393           10,793             (218)

Net assets at beginning of period                     382,850          261,457           83,800           84,018
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      663,321   $      382,850   $       94,593   $       83,800
                                               ===============================   ===============================

                                                     COLUMBIA HIGH YIELD
                                                  SECURITIES FUND, VARIABLE
                                                            SERIES                   DREYFUS STOCK INDEX FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $          668   $       (1,673)  $     (159,803)  $     (135,877)
     Realized gains (losses)                           (6,074)          (4,144)         (73,621)         (51,370)
     Change in unrealized appreciation
       (depreciation) during the period                16,630          (10,002)         442,681         (218,020)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           11,225          (15,819)         209,257         (405,266)

Contract transactions:
   Purchase payments from contract owners              21,700           36,881          559,690          559,972
   Contract terminations and annuity payouts           (6,814)          (5,291)        (149,670)         (49,060)
   Transfers between accounts                          68,094           (4,060)          12,000          281,135
  Contract loans                                       (1,028)            (413)         (45,850)          (9,096)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                         (194)             (80)             867              948
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions                81,758           27,037          377,038          783,898
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets                92,983           11,218          586,294          378,632

Net assets at beginning of period                     118,219          107,001        1,283,323          904,691
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      211,202   $      118,219   $    1,869,617   $    1,283,323
                                               ===============================   ===============================

SEE ACCOMPANYING NOTES.

                                                 DREYFUS VARIABLE INVESTMENT
                                                 FUND - CAPITAL APPRECIATION     DREYFUS INVESTMENT PORTFOLIO -
                                                          PORTFOLIO                   EMERGING LEADERS FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (65,089)  $      (94,412)  $      (77,276)  $      (62,782)
     Realized gains (losses)                           (8,076)         (45,096)           7,280             (812)
     Change in unrealized appreciation
       (depreciation) during the period                91,398          (39,567)         162,884          (44,689)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           18,233         (179,076)          92,888         (108,283)

Contract transactions:
   Purchase payments from contract owners             250,173          364,287          266,622          231,842
   Contract terminations and annuity payouts          (43,805)         (21,897)         (40,796)         (11,584)
   Transfers between accounts                          20,238         (230,188)         (56,046)          48,804
  Contract loans                                      (12,431)          (1,712)          (7,567)          (1,494)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                          612              (59)            (933)            (254)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions               214,788          110,431          161,279          267,314
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               233,021          (68,645)         254,167          159,030

Net assets at beginning of period                     349,983          418,628          304,398          145,368
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      583,004   $      349,983   $      558,566   $      304,398
                                               ===============================   ===============================

                                                      DREYFUS INVESTMENT
                                                    PORTFOLIO - TECHNOLOGY               DREYFUS SOCIALLY
                                                         GROWTH FUND                 RESPONSIBLE GROWTH FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (16,034)  $      (14,363)  $       (4,180)  $       (4,523)
     Realized gains (losses)                           (2,866)          (3,415)          (2,375)         (16,411)
     Change in unrealized appreciation
       (depreciation) during the period                40,993          (22,921)          16,358           (7,197)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           22,092          (40,699)           9,803          (28,131)

Contract transactions:
   Purchase payments from contract owners              52,455           50,208            8,543           24,055
   Contract terminations and annuity payouts           (8,259)          (2,618)            (952)          (1,195)
   Transfers between accounts                          (7,134)          10,984            2,167           (6,005)
  Contract loans                                       (1,975)            (141)          (1,010)          (4,371)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                         (240)              61                6              (30)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions                34,847           58,495            8,754           12,455
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets                56,939           17,796           18,557          (15,676)

Net assets at beginning of period                      66,574           48,778           51,517           67,193
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      123,513   $       66,574   $       70,074   $       51,517
                                               ===============================   ===============================

SEE ACCOMPANYING NOTES.

                                                  FRANKLIN GROWTH AND INCOME        FRANKLIN LARGE CAP GROWTH
                                                       SECURITIES FUND                   SECURITIES FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (36,012)  $       (9,837)  $     (125,864)  $     (111,503)
     Realized gains (losses)                          (14,343)          (2,485)         (30,329)         (13,946)
     Change in unrealized appreciation
       (depreciation) during the period               116,934          (18,112)         225,702         (112,333)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           66,580          (30,435)          69,509         (237,783)

Contract transactions:
   Purchase payments from contract owners             173,063           94,332          467,293          486,559
   Contract terminations and annuity payouts          (66,500)          (1,259)         (80,334)         (22,870)
   Transfers between accounts                         192,885          237,143           15,977           64,051
  Contract loans                                       (5,762)          (2,507)         (13,128)          (4,382)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                          498             (216)          (1,289)            (190)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions               294,183          327,492          388,518          523,168
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               360,763          297,058          458,027          285,386

Net assets at beginning of period                     300,105            3,047          635,875          350,489
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      660,868   $      300,105   $    1,093,902   $      635,875
                                               ===============================   ===============================

                                                    FRANKLIN MONEY MARKET           FRANKLIN STRATEGIC INCOME
                                                             FUND                        SECURITIES FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (39,394)  $      (31,379)  $       (9,231)  $       (8,625)
     Realized gains (losses)                                -                -            3,915             (395)
     Change in unrealized appreciation
       (depreciation) during the period                     -                -           29,397            9,480
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                          (39,394)         (31,379)          24,081              460

Contract transactions:
   Purchase payments from contract owners             136,502          354,579           54,838          146,557
   Contract terminations and annuity payouts          (69,495)          (7,519)         (45,187)            (851)
   Transfers between accounts                         120,990          (58,984)          26,815           17,535
  Contract loans                                       (4,060)          (2,649)          (1,782)          (1,464)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                         (275)              29              515               16
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions               183,662          285,456           35,199          161,794
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               144,268          254,076           59,280          162,254

Net assets at beginning of period                     409,973          155,897          209,933           47,679
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      554,241   $      409,973   $      269,213   $      209,933
                                               ===============================   ===============================

SEE ACCOMPANYING NOTES.

                                                LIBERTY ALL-STAR EQUITY FUND,    LIBERTY ASSET ALLOCATION FUND,
                                                       VARIABLE SERIES                   VARIABLE SERIES
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $       (7,624)  $       (8,404)  $       (1,431)  $       (1,470)
     Realized gains (losses)                           (4,272)          (3,022)            (711)          (4,538)
     Change in unrealized appreciation
       (depreciation) during the period                30,067          (16,769)          25,258          (17,987)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           18,171          (28,194)          23,115          (23,995)

Contract transactions:
   Purchase payments from contract owners              16,239           27,063            8,908           27,870
   Contract terminations and annuity payouts           (5,777)          (4,030)          (1,090)          (2,737)
   Transfers between accounts                          (5,297)           2,764            4,808           (4,877)
  Contract loans                                          396           (1,131)               -                -
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                         (204)             135                7               23
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions                 5,359           24,802           12,632           20,280
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets                23,530           (3,393)          35,748           (3,715)

Net assets at beginning of period                      63,937           67,330          135,758          139,473
                                               -------------------------------   -------------------------------

Net assets at end of period                    $       87,467   $       63,937   $      171,506   $      135,758
                                               ===============================   ===============================

                                                  LIBERTY GROWTH AND INCOME
                                                    FUND, VARIABLE SERIES           LIBERTY MONEY MARKET FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (50,979)  $      (52,436)  $      (22,558)  $      (23,539)
     Realized gains (losses)                          (38,182)         (21,217)               -              (27)
     Change in unrealized appreciation
       (depreciation) during the period               155,688         (109,217)               -                -
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           66,527         (182,870)         (22,558)         (23,566)

Contract transactions:
   Purchase payments from contract owners             172,402          204,306           67,730          103,252
   Contract terminations and annuity payouts          (49,013)         (24,385)         (30,044)          (8,467)
   Transfers between accounts                         189,563            7,245           (2,719)         (85,014)
  Contract loans                                      (27,855)          (5,546)          (1,398)            (389)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                            6              (52)            (411)              70
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions               285,104          181,568           33,158            9,453
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               351,631           (1,302)          10,600          (14,113)

Net assets at beginning of period                     499,789          501,091          232,796          246,909
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      851,420   $      499,789   $      243,396   $      232,796
                                               ===============================   ===============================

SEE ACCOMPANYING NOTES.

                                                       MFS VIT CAPITAL               MFS VIT EMERGING GROWTH
                                                     OPPORTUNITIES SERIES                     SERIES
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (32,325)  $      (30,302)  $      (29,641)  $      (32,034)
     Realized gains (losses)                           (6,792)          (4,448)         (21,778)         (26,531)
     Change in unrealized appreciation
       (depreciation) during the period                57,887          (39,144)          85,418          (58,907)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           18,770          (73,894)          33,999         (117,473)

Contract transactions:
   Purchase payments from contract owners             107,756          104,713           80,379          116,508
   Contract terminations and annuity payouts          (16,377)          (5,244)         (19,394)         (16,776)
   Transfers between accounts                           8,967           16,697              546            7,202
  Contract loans                                       (3,854)            (298)         (14,110)          (3,486)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                         (345)              62             (258)             210
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions                96,148          115,930           47,163          103,657
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               114,918           42,035           81,162          (13,816)

Net assets at beginning of period                     154,915          112,880          198,072          211,888
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      269,833   $      154,915   $      279,234   $      198,072
                                               ===============================   ===============================

                                                   MFS VIT INVESTORS TRUST
                                                            SERIES                  MFS VIT HIGH INCOME SERIES
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (72,941)  $      (95,229)  $      (23,604)  $      (18,056)
     Realized gains (losses)                          (94,811)         (12,585)            (330)          (2,309)
     Change in unrealized appreciation
       (depreciation) during the period               221,356         (129,713)          32,335           (2,807)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           53,605         (237,526)           8,401          (23,172)

Contract transactions:
   Purchase payments from contract owners             254,294          455,063          141,244          156,288
   Contract terminations and annuity payouts          (72,963)         (17,177)         (27,690)          (5,036)
   Transfers between accounts                        (312,959)          37,776           12,497          (14,775)
  Contract loans                                       (8,500)          (4,555)          (2,901)          (2,094)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                         (569)             166              (58)              61
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions              (140,695)         471,273          123,092          134,443
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               (87,091)         233,747          131,493          111,270

Net assets at beginning of period                     709,756          476,009          211,862          100,592
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      622,665   $      709,756   $      343,356   $      211,862
                                               ===============================   ===============================

SEE ACCOMPANYING NOTES.

                                                   MFS VIT RESEARCH SERIES           MFS VIT UTILITIES SERIES
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $       (3,394)  $       (4,135)  $       (6,362)  $      (11,807)
     Realized gains (losses)                           (3,297)         (10,905)          (2,182)        (127,338)
     Change in unrealized appreciation
       (depreciation) during the period                27,653          (22,871)          47,383           41,125
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           20,962          (37,911)          38,839          (98,021)

Contract transactions:
   Purchase payments from contract owners               6,456           14,670           22,360          190,444
   Contract terminations and annuity payouts             (795)          (2,463)          (8,678)          (5,221)
   Transfers between accounts                            (414)          (5,517)          (6,712)        (219,227)
  Contract loans                                           (1)             (43)            (353)            (151)
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                           14             (412)            (171)            (487)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions                 5,261            6,235            6,445          (34,642)
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets                26,222          (31,676)          45,285         (132,663)

Net assets at beginning of period                     100,024          131,700          137,965          270,628
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      126,246   $      100,024   $      183,250   $      137,965
                                               ===============================   ===============================

                                                    STEIN ROE GROWTH STOCK         TEMPLETON GROWTH SECURITIES
                                                    FUND, VARIABLE SERIES                      FUND
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               -------------------------------   -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)              $      (51,599)  $      (58,565)  $      (32,111)  $         (279)
     Realized gains (losses)                          (29,766)         (46,743)           2,026              (43)
     Change in unrealized appreciation
       (depreciation) during the period               138,350         (111,839)          67,723             (670)
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from operations                           56,985         (217,146)          37,638             (992)

Contract transactions:
   Purchase payments from contract owners             146,691          179,658          120,541            3,858
   Contract terminations and annuity payouts          (32,096)         (22,911)         (11,929)               -
   Transfers between accounts                             245           14,635          294,574            6,141
  Contract loans                                      (20,947)          (9,053)          (3,210)               -
   Other transfers (to) from Liberty Life
     Assurance Company of Boston                         (219)              45              165                0
                                               -------------------------------   -------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions                93,674          162,373          400,142            9,999
                                               -------------------------------   -------------------------------
Total increase (decrease) in net assets               150,658          (54,773)         437,780            9,007

Net assets at beginning of period                     410,391          465,164           11,500            2,493
                                               -------------------------------   -------------------------------

Net assets at end of period                    $      561,049   $      410,391   $      449,280   $       11,500
                                               ===============================   ===============================

SEE ACCOMPANYING NOTES.

                              LLAC Variable Account

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION

LLAC Variable Account (the "Variable Account") is a separate investment account established by Liberty Life Assurance Company of Boston (the "Company") to receive and invest premium payments from group and individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The eligible fund options are as follows:

     AIM Variable Insurance Funds, Inc.
       AIM V.I. New Technology
       AIM V.I. Capital Appreciation Fund
       AIM V.I. Government Securities Fund
       AIM V.I. International Equity Fund

     Dreyfus Funds
       Dreyfus Stock Index Fund
       Dreyfus Variable Investment Fund - Capital Appreciation Portfolio Dreyfus Investment Portfolio - Emerging Leaders Fund
       Dreyfus Investment Portfolio - Technology Growth Fund
       Dreyfus Socially Responsible Growth Fund

     Franklin Templeton Funds, Inc.
       Franklin Growth and Income Securities Fund
       Franklin Large Cap Growth Securities Fund
       Franklin Money Market Fund
       Franklin Strategic Income Securities Fund
       Templeton Growth Securities Fund

     Liberty Variable Investment Trust (LVIT)
       Colonial Small Cap Value Fund, Variable Series
       Columbia High Yield Securities Fund, Variable Series
       Colonial Strategic Income Fund, Variable Series
       Liberty Growth and Income Fund, Variable Series
       Liberty All-Star Equity Fund, Variable Series
       Liberty Asset Allocation Fund, Variable Series
       Liberty Money Market Fund

     MFS Variable Insurance Trust
       MFS Capital Opportunities Series
       MFS Emerging Growth Series
       MFS Research Series
       MFS Utilities Series
       MFS Investors Trust Series
       MFS High Income Series

     SteinRoe Variable Investment Trust (SRVIT)
       Stein Roe Growth Stock Fund, Variable Series

During the year ended December 31, 2003, the Variable Account made name changes to four of its funds. Colonial High Yield Securities Fund, Variable Series has been changed to Columbia High Yield Securities Fund, Variable Series. Colonial U.S. Growth and Income Fund, Variable Series has been changed to Liberty Growth and Income Fund, Variable Series. SteinRoe Money Market Fund has been changed to Liberty Money Market Fund. SteinRoe Balanced Fund, Variable Series has been changed to Liberty Asset Allocation Fund, Variable Series.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in the above portfolios and are valued at reported net asset values of such portfolios, which value their investment portfolios at fair value. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investment sold.

If a contractholder's financial transaction is not executed on the appropriate investment date, a correcting buy or sell of shares is required by the Company in order to make the contractholder whole. The resulting risk of a gain or loss has no effect on the contractholder's account and is fully assumed by the Company.

INCOME TAXES

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law.

3. NEW AUDIT GUIDE

Effective January 1, 2001, the Variable Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts. Certain disclosures in the financial statements of the Variable Account have changed as a result of the adoption of the Guide.

4. EXPENSES

Liberty's Spectrum Select, a modified single payment variable life insurance contract (SPVUL), has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. An annual contract fee to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 1.65% of contract value.

Liberty's Spectrum Select Plus, a flexible premium variable life insurance contract (FPVUL), has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. A monthly contract fee to cover the cost of contract administration is deducted from each contractholder's account at the beginning of each contract month. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 0.60% of contract value.

5. AFFILIATED COMPANY TRANSACTIONS

The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation, an affiliate of the Company, is the investment advisor to the LVIT. Colonial Management Services, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT for all portfolios except the Liberty All-Star Equity Fund. Liberty Asset Management Company, and affiliate of the Company, is the investment sub-advisor for the Liberty All-Star Equity Fund. All of the above affiliates were sold by Liberty Financial Corporation on November 1, 2001.

6.  CONTRACT LOANS

Contractholders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company's general account as an asset.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life insurance contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8. PURCHASES AND SALES OF INVESTMENTS

The cost of shares purchased, including reinvestment of dividend distributions, and proceeds from shares sold by the Variable Account during 2003 are shown below:

FUND                                                                 PURCHASES        SALES
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  $    212,466   $     83,940
AIM V.I. Government Securities Fund                                      166,411         67,887
AIM V.I. International Equity Fund                                       117,869        355,019
AIM V.I. New Technology Fund                                               5,585          5,329
Colonial Small Cap Value Fund, Variable Series                           244,613        132,000
Colonial Strategic Income Fund, Variable Series                           28,398         26,173
Columbia High Yield Securities Fund, Variable Series                     116,233         33,738
Dreyfus Stock Index Fund                                                 418,259        201,025
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                                 192,495         42,796
Dreyfus Investment Portfolio - Emerging Leaders Fund                     171,409         87,406
Dreyfus Investment Portfolio - Technology Growth Fund                     37,586         18,773
Dreyfus Socially Responsible Growth Fund                                   9,155          4,582
Franklin Growth and Income Securities Fund                               415,821        157,650
Franklin Large Cap Growth Securities Fund                                360,124         97,469
Franklin Money Market Fund                                               249,905        105,637
Franklin Strategic Income Securities Fund                                 94,118         68,149
Liberty All-Star Equity Fund, Variable Series                             12,225         14,490
Liberty Asset Allocation Fund                                             18,235          7,034
Liberty Growth and Income Fund, Variable Series                          334,826        100,701
Liberty Money Market Fund                                                 96,905         86,305
MFS VIT Capital Opportunities Series                                      79,905         16,080
MFS VIT Emerging Growth Series                                            53,850         36,328
MFS VIT Investors Trust Series                                           218,834        432,470
MFS VIT High Income Series                                               149,554         50,066
MFS VIT Research Series                                                    6,432          4,565
MFS VIT Utilities Series                                                  29,175         29,091
SteinRoe Growth Stock Fund, Variable Series                               93,465         51,390
Templeton Growth Securities Fund                                         393,598         25,566

                                                                    ------------   ------------
                                                                    $  4,327,447   $  2,341,659
                                                                    ============   ============

9.  CHANGES IN UNITS OUTSTANDING

The changes in units outstanding during 2003 are shown below:

                                                                        UNITS          UNITS      NET INCREASE
FUND                                                                   ISSUED        REDEEMED       IN UNITS
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                        30,163         12,968         17,195
AIM V.I. Government Securities Fund                                       12,722          5,501          7,222
AIM V.I. International Equity Fund                                        15,223         57,121        (41,898)
AIM V.I. New Technology Fund                                                 608            533             76
Colonial Small Cap Value Fund, Variable Series                            15,434          7,782          7,651
Colonial Strategic Income Fund, Variable Series                            1,792          2,054           (262)
Columbia High Yield Securities Fund, Variable Series                      11,572          3,506          8,066
Dreyfus Stock Index Fund                                                  53,178         25,001         28,177
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                                  22,774          4,744         18,030
Dreyfus Investment Portfolio - Emerging Leaders Fund                      16,749          7,357          9,392
Dreyfus Investment Portfolio - Technology Growth Fund                      5,658          2,411          3,248
Dreyfus Socially Responsible Growth Fund                                   1,777            773          1,004
Franklin Growth and Income Securities Fund                                43,446         14,817         28,629
Franklin Large Cap Growth Securities Fund                                 45,543         11,314         34,230
Franklin Money Market Fund                                                25,374         10,549         14,824
Franklin Strategic Income Securities Fund                                  7,116          5,461          1,656
Liberty All-Star Equity Fund, Variable Series                              1,371          1,568           (196)
Liberty Asset Allocation Fund, Variable Series                             1,927            776          1,151
Liberty Growth and Income Fund, Variable Series                           36,483         10,219         26,263
Liberty Money Market Fund                                                  9,213          8,149          1,065
MFS VIT Capital Opportunities Series                                      12,397          2,164         10,233
MFS VIT Emerging Growth Series                                            12,338          7,777          4,561
MFS VIT Investors Trust Series                                            24,111         52,579        (28,468)
MFS VIT High Income Series                                                12,699          4,355          8,345
MFS VIT Research Series                                                    1,101            666            435
MFS VIT Utilities Series                                                   3,264          3,526           (262)
SteinRoe Growth Stock Fund, Variable Series                               19,932          9,080         10,851
Templeton Growth Securities Fund                                          44,511          2,372         42,139
                                                                    ------------------------------------------
                                                                         488,478        275,123        213,355
                                                                    ==========================================

10.  UNIT VALUES

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:


                                                                             AT DECEMBER 31, 2003
                                                                ----------------------------------------------
                                                                               UNIT FAIR VALUE
SUBACCOUNT                                                        UNITS       LOWEST TO HIGHEST     NET ASSETS
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 122,760       $5.81 to $7.14    $   824,911
AIM V.I. Government Securities Fund                                 44,293     $12.08 to $12.60        542,739
AIM V.I. International Equity Fund                                  48,003       $5.72 to $6.71        303,887
AIM V.I. New Technology Fund                                           144      $7.634to $12.38          1,096
Colonial Small Cap Value Fund, Variable Series                      38,540     $16.41 to $17.51        663,321
Colonial Strategic Income Fund, Variable Series                      7,497     $12.53 to $12.95         94,593
Columbia High Yield Securities Fund, Variable Series                22,233       $9.38 to $9.86        211,202
Dreyfus Stock Index Fund                                           235,073       $7.99 to $8.09      1,869,617
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                            65,138       $8.91 to $9.13        583,004
Dreyfus Investment Portfolio - Emerging Leaders Fund                46,553      $11.72to $12.04        558,566
Dreyfus Investment Portfolio - Technology Growth Fund               16,533       $7.34 to $8.24        123,513
Dreyfus Socially Responsible Growth Fund                            11,993       $5.74 to $6.11         70,074
Franklin Growth and Income Securities Fund                          62,715     $10.22 to $11.06        660,868
Franklin Large Cap Growth Securities Fund                          127,086       $8.59 to $8.64      1,093,902
Franklin Money Market Fund                                          55,580      $9.86 to $10.17        554,241
Franklin Strategic Income Securities Fund                           21,651     $12.40 to $12.56        269,213
Liberty All-Star Equity Fund, Variable Series                        9,492       $8.68 to $9.81         87,467
Liberty Asset Allocation Fund, Variable Series                      19,336       $8.79 to $9.33        171,506
Liberty Growth and Income Fund, Variable Series                     86,438      $9.59 to $10.11        851,420
Liberty Money Market Fund                                           22,927     $10.20 to $10.98        243,396
MFS VIT Capital Opportunities Series                                36,852       $7.25 to $7.61        269,833
MFS VIT Emerging Growth Series                                      57,604       $3.95 to $5.39        279,234
MFS VIT Investors Trust Series                                      75,731       $8.17 to $8.28        622,665
MFS VIT High Income Series                                          29,836     $11.41 to $11.58        343,356
MFS VIT Research Series                                             19,434       $6.39 to $7.32        126,246
MFS VIT Utilities Series                                            23,438       $7.54 to $8.97        183,250
SteinRoe Growth Stock Fund, Variable Series                         99,957       $5.22 to $6.09        561,049
Templeton Growth Securities Fund                                    43,461     $10.16 to $11.40        449,280

                                                                       FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2003
                                                                ------------------------------------------------------------
                                                                 EXPENSES RATIO*       INVESTMENT          TOTAL RETURN***
SUBACCOUNT                                                      LOWEST TO HIGHEST    INCOME RATIO**       LOWEST TO HIGHEST
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 0.60% to 1.65%              0.00%        27.41% to 28.88%
AIM V.I. Government Securities Fund                                0.60% to 1.65%              4.19%        (0.58)% to 0.48%
AIM V.I. International Equity Fund                                 0.60% to 1.65%              0.39%        27.11% to 28.30%
AIM V.I. New Technology Fund                                       0.60% to 1.65%              0.00%        23.80% to 51.39%
Colonial Small Cap Value Fund, Variable Series                     0.60% to 1.65%              3.15%        37.09% to 38.64%
Colonial Strategic Income Fund, Variable Series                    0.60% to 1.65%              7.42%        16.45% to 17.73%
Columbia High Yield Securities Fund, Variable Series               0.60% to 1.65%              7.37%        13.83% to 15.05%
Dreyfus Stock Index Fund                                           0.60% to 1.65%              1.53%        26.41% to 27.43%
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                           0.60% to 1.65%              1.67%        19.19% to 20.41%
Dreyfus Investment Portfolio - Emerging Leaders Fund               0.60% to 1.65%              0.00%        45.23% to 46.65%
Dreyfus Investment Portfolio - Technology Growth Fund              0.60% to 1.65%              0.00%        48.47% to 50.10%
Dreyfus Socially Responsible Growth Fund                           0.60% to 1.65%              0.12%        23.97% to 25.20%
Franklin Growth and Income Securities Fund                         0.60% to 1.65%              2.37%        23.71% to 24.94%
Franklin Large Cap Growth Securities Fund                          0.60% to 1.65%              0.68%        24.86% to 26.14%
Franklin Money Market Fund                                         0.60% to 1.65%             (0.24)%     (1.40)% to (0.29)%
Franklin Strategic Income Securities Fund                          0.60% to 1.65%              2.52%        18.21% to 19.39%
Liberty All-Star Equity Fund, Variable Series                      0.60% to 1.65%              0.20%        38.44% to 39.94%
Liberty Asset Allocation Fund, Variable Series                     0.60% to 1.65%              3.08%        18.30% to 19.62%
Liberty Growth and Income Fund, Variable Series                    0.60% to 1.65%              1.72%        17.69% to 19.13%
Liberty Money Market Fund                                          0.60% to 1.65%              0.68%        (0.97)% to 0.00%
MFS VIT Capital Opportunities Series                               0.60% to 1.65%              0.22%        25.16% to 26.75%
MFS VIT Emerging Growth Series                                     0.60% to 1.65%              0.00%        28.25% to 29.57%
MFS VIT Investors Trust Series                                     0.60% to 1.65%              0.83%        20.15% to 21.41%
MFS VIT High Income Series                                         0.60% to 1.65%              3.65%        15.96% to 17.21%
MFS VIT Research Series                                            0.60% to 1.65%              0.67%        22.65% to 23.86%
MFS VIT Utilities Series                                           0.60% to 1.65%              2.29%        33.69% to 35.09%
SteinRoe Growth Stock Fund, Variable Series                        0.60% to 1.65%              0.39%        23.11% to 24.29%
Templeton Growth Securities Fund                                   0.60% to 1.65%              0.14%        29.99% to 31.27%

                                                                             AT DECEMBER 31, 2002
                                                                ----------------------------------------------
                                                                               UNIT FAIR VALUE
SUBACCOUNT                                                        UNITS       LOWEST TO HIGHEST     NET ASSETS
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 105,565       $4.56 to $5.54        522,335
AIM V.I. Government Securities Fund                                 37,071     $12.15 to $12.54        451,949
AIM V.I. International Equity Fund                                  89,901       $4.50 to $5.23        450,993
AIM V.I. New Technology Fund                                            68      $5.04 to $10.00            343
Colonial Small Cap Value Fund, Variable Series                      30,889     $11.97 to $12.63        382,850
Colonial Strategic Income Fund, Variable Series                      7,759     $10.76 to $11.00         83,800
Columbia High Yield Securities Fund, Variable Series                14,167       $8.24 to $8.57        118,219
Dreyfus Stock Index Fund                                           206,896       $6.27 to $6.40      1,283,323
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                            47,108       $7.40 to $7.66        349,982
Dreyfus Investment Portfolio - Emerging Leaders Fund                37,161       $8.07 to $8.21        304,398
Dreyfus Investment Portfolio - Technology Growth Fund               13,285       $4.89 to $5.55         66,574
Dreyfus Socially Responsible Growth Fund                            10,989       $4.63 to $4.88         51,517
Franklin Growth and Income Securities Fund                          34,086       $8.18 to $8.94        300,105
Franklin Large Cap Growth Securities Fund                           92,856       $6.81 to $6.92        635,875
Franklin Money Market Fund                                          40,756     $10.00 to $10.20        409,973
Franklin Strategic Income Securities Fund                           19,995     $10.49 to $10.52        209,933
Liberty All-Star Equity Fund, Variable Series                        9,688       $6.27 to $7.01         63,937
Liberty Asset Allocation Fund, Variable Series                      18,185       $7.43 to $7.80        135,758
Liberty Growth and Income Fund, Variable Series                     60,175       $8.05 to $8.59        499,789
Liberty Money Market Fund                                           21,862     $10.30 to $10.98        232,796
MFS VIT Capital Opportunities Series                                26,619       $5.72 to $6.08        154,915
MFS VIT Emerging Growth Series                                      53,043       $3.08 to $4.16        198,072
MFS VIT Investors Trust Series                                     104,199       $6.80 to $6.82        709,756
MFS VIT High Income Series                                          21,491       $9.84 to $9.88        211,862
MFS VIT Research Series                                             18,999       $5.21 to $5.91        100,024
MFS VIT Utilities Series                                            23,700       $5.64 to $6.64        137,965
SteinRoe Growth Stock Fund, Variable Series                         89,106       $4.24 to $4.90        410,391
Templeton Growth Securities Fund                                     1,322       $7.74 to $8.77         11,500

                                                                       FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2002
                                                                ------------------------------------------------------------
                                                                 EXPENSES RATIO*       INVESTMENT          TOTAL RETURN***
SUBACCOUNT                                                      LOWEST TO HIGHEST    INCOME RATIO**       LOWEST TO HIGHEST
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 0.60% to 1.65%              0.00%    (25.61)% to (24.83)%
AIM V.I. Government Securities Fund                                0.60% to 1.65%              2.08%          7.81% to 8.95%
AIM V.I. International Equity Fund                                 0.60% to 1.65%              0.72%    (17.13)% to (16.19)%
AIM V.I. New Technology Fund                                       0.60% to 1.65%              0.00%       (45.45)% to 0.00%
Colonial Small Cap Value Fund, Variable Series                     0.60% to 1.65%              4.02%      (7.71)% to (6.79)%
Colonial Strategic Income Fund, Variable Series                    0.60% to 1.65%              7.95%          6.75% to 7.84%
Columbia High Yield Securities Fund, Variable Series               0.60% to 1.65%              8.54%      (5.40)% to (4.35)%
Dreyfus Stock Index Fund                                           0.60% to 1.65%              1.51%    (23.72)% to (22.78)%
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                           0.60% to 1.65%              1.10%    (18.07)% to (17.23)%
Dreyfus Investment Portfolio - Emerging Leaders Fund               0.60% to 1.65%              0.00%    (21.19)% to (20.37)%
Dreyfus Investment Portfolio - Technology Growth Fund              0.60% to 1.65%              0.00%    (40.39)% to (39.78)%
Dreyfus Socially Responsible Growth Fund                           0.60% to 1.65%              0.23%    (30.17)% to (29.38)%
Franklin Growth and Income Securities Fund                         0.60% to 1.65%              0.36%    (17.15)% to (16.19)%
Franklin Large Cap Growth Securities Fund                          0.60% to 1.65%              0.76%    (24.37)% to (23.65)%
Franklin Money Market Fund                                         0.60% to 1.65%              1.03%        (0.60)% to 0.49%
Franklin Strategic Income Securities Fund                          0.60% to 1.65%              0.02%          3.05% to 4.16%
Liberty All-Star Equity Fund, Variable Series                      0.60% to 1.65%              0.20%    (27.26)% to (26.44)%
Liberty Asset Allocation Fund, Variable Series                     0.60% to 1.65%              3.23%    (13.10)% to (12.26)%
Liberty Growth and Income Fund, Variable Series                    0.60% to 1.65%              1.35%    (23.17)% to (22.45)%
Liberty Money Market Fund                                          0.60% to 1.65%              1.16%        (0.39)% to 0.73%
MFS VIT Capital Opportunities Series                               0.60% to 1.65%              0.04%    (30.83)% to (30.16)%
MFS VIT Emerging Growth Series                                     0.60% to 1.65%              0.00%    (35.02)% to (34.18)%
MFS VIT Investors Trust Series                                     0.60% to 1.65%              0.48%    (22.29)% to (21.43)%
MFS VIT High Income Series                                         0.60% to 1.65%              6.02%          0.92% to 1.96%
MFS VIT Research Series                                            0.60% to 1.65%              0.28%    (25.78)% to (25.00)%
MFS VIT Utilities Series                                           0.60% to 1.65%              3.51%    (23.99)% to (23.24)%
SteinRoe Growth Stock Fund, Variable Series                        0.60% to 1.65%              0.19%    (31.28)% to (30.50)%
Templeton Growth Securities Fund                                   0.60% to 1.65%              1.86%    (19.84)% to (18.95)%

                                                                             AT DECEMBER 31, 2001
                                                                ----------------------------------------------
                                                                               UNIT FAIR VALUE
SUBACCOUNT                                                        UNITS       LOWEST TO HIGHEST     NET ASSETS
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  75,588       $6.13 to $7.37        489,642
AIM V.I. Government Securities Fund                                 28,252     $11.27 to $11.51        320,104
AIM V.I. International Equity Fund                                  57,783       $5.43 to $6.24        342,908
AIM V.I. New Technology Fund                                            26      $9.24 to $10.00            241
Colonial Small Cap Value Fund, Variable Series                      19,620     $12.97 to $13.55        261,457
Colonial Strategic Income Fund, Variable Series                      8,320     $10.08 to $10.20         84,018
Columbia High Yield Securities Fund, Variable Series                12,176       $8.71 to $8.96        107,001
Dreyfus Stock Index Fund                                           109,341       $8.12 to $8.39        904,691
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                            46,299       $8.93 to $9.35        418,628
Dreyfus Investment Portfolio - Emerging Leaders Fund                14,124     $10.24 to $10.31        145,368
Dreyfus Investment Portfolio - Technology Growth Fund                5,730       $8.12 to $9.31         48,778
Dreyfus Socially Responsible Growth Fund                            10,068       $6.63 to $6.91         67,193
Franklin Growth and Income Securities Fund                             290      $9.76 to $10.79          3,047
Franklin Large Cap Growth Securities Fund                           38,953       $8.92 to $9.15        350,489
Franklin Money Market Fund                                          15,448     $10.06 to $10.15        155,897
Franklin Strategic Income Securities Fund                            4,688     $10.10 to $10.18         47,679
Liberty All-Star Equity Fund, Variable Series                        7,490       $8.62 to $9.53         67,330
Liberty Asset Allocation Fund, Variable Series                      16,258       $8.55 to $8.99        139,473
Liberty Growth and Income Fund, Variable Series                     46,249     $10.38 to $11.18        501,091
Liberty Money Market Fund                                           23,530     $10.34 to $10.90        246,909
MFS VIT Capital Opportunities Series                                13,379       $8.19 to $8.79        112,880
MFS VIT Emerging Growth Series                                      38,267       $4.74 to $6.32        211,888
MFS VIT Investors Trust Series                                      54,585       $8.68 to $8.75        476,009
MFS VIT High Income Series                                          10,351       $9.69 to $9.75        100,592
MFS VIT Research Series                                             18,630       $7.02 to $7.88        131,700
MFS VIT Utilities Series                                            35,194       $7.42 to $8.65        270,628
SteinRoe Growth Stock Fund, Variable Series                         70,957       $6.17 to $7.05        465,164
Templeton Growth Securities Fund                                       232      $9.55 to $10.94          2,493

                                                                       FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2001
                                                                ------------------------------------------------------------
                                                                 EXPENSES RATIO*       INVESTMENT          TOTAL RETURN***
SUBACCOUNT                                                      LOWEST TO HIGHEST    INCOME RATIO**       LOWEST TO HIGHEST
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 0.60% to 1.65%             11.44%    (24.51)% to (23.87)%
AIM V.I. Government Securities Fund                                0.60% to 1.65%              4.85%          4.64% to 5.69%
AIM V.I. International Equity Fund                                 0.60% to 1.65%              4.03%    (24.79)% to (24.00)%
AIM V.I. New Technology Fund                                       0.60% to 1.65%            106.22%        (7.60)% to 0.00%
Colonial Small Cap Value Fund, Variable Series                     0.60% to 1.65%              2.32%          7.46% to 8.66%
Colonial Strategic Income Fund, Variable Series                    0.60% to 1.65%             10.87%          2.13% to 3.13%
Columbia High Yield Securities Fund, Variable Series               0.60% to 1.65%             13.37%      (4.29)% to (3.34)%
Dreyfus Stock Index Fund                                           0.60% to 1.65%              1.92%    (13.59)% to (12.69)%
Dreyfus Variable Investment Fund - Capital
  Appreciation Portfolio                                           0.60% to 1.65%              1.32%     (10.87)% to (9.79)%
Dreyfus Investment Portfolio - Emerging Leaders Fund               0.60% to 1.65%              0.00%          2.40% to 3.10%
Dreyfus Investment Portfolio - Technology Growth Fund              0.60% to 1.65%              0.00%     (18.80)% to (6.90)%
Dreyfus Socially Responsible Growth Fund                           0.60% to 1.65%              0.07%    (23.88)% to (22.97)%
Franklin Growth and Income Securities Fund                         0.60% to 1.65%              0.00%        (2.40)% to 7.90%
Franklin Large Cap Growth Securities Fund                          0.60% to 1.65%              2.14%     (10.80)% to (8.50)%
Franklin Money Market Fund                                         0.60% to 1.65%              1.38%          0.60% to 1.50%
Franklin Strategic Income Securities Fund                          0.60% to 1.65%              8.80%          1.00% to 1.80%
Liberty All-Star Equity Fund, Variable Series                      0.60% to 1.65%              3.05%    (14.14)% to (13.28)%
Liberty Asset Allocation Fund, Variable Series                     0.60% to 1.65%              4.74%     (10.75)% to (9.65)%
Liberty Growth and Income Fund, Variable Series                    0.60% to 1.65%             17.81%      (2.27)% to (1.24)%
Liberty Money Market Fund                                          0.60% to 1.65%              4.62%          1.97% to 2.93%
MFS VIT Capital Opportunities Series                               0.60% to 1.65%              0.00%    (18.10)% to (13.28)%
MFS VIT Emerging Growth Series                                     0.60% to 1.65%              6.42%    (34.53)% to (33.89)%
MFS VIT Investors Trust Series                                     0.60% to 1.65%              1.70%    (17.37)% to (16.46)%
MFS VIT High Income Series                                         0.60% to 1.65%              0.00%      (3.10)% to (2.50)%
MFS VIT Research Series                                            0.60% to 1.65%             13.26%    (22.52)% to (21.67)%
MFS VIT Utilities Series                                           0.60% to 1.65%              7.54%    (25.43)% to (24.65)%
SteinRoe Growth Stock Fund, Variable Series                        0.60% to 1.65%             14.56%    (25.93)% to (25.08)%
Templeton Growth Securities Fund                                   0.60% to 1.65%              1.28%        (4.50)% to 9.40%

* These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Liberty Life Assurance Company of Boston
Years ended December 31, 2003 and 2002

                    Liberty Life Assurance Company of Boston

                    Audited Consolidated Financial Statements

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors                                                1

Audited Consolidated Financial Statements

Consolidated Balance Sheets                                                   2
Consolidated Statements of Operations                                         3
Consolidated Statements of Changes in Stockholders' Equity                    4
Consolidated Statements of Cash Flows                                         5
Notes to Consolidated Financial Statements                                    6

                         Report of Independent Auditors

The Board of Directors
Liberty Life Assurance Company of Boston

We have audited the accompanying consolidated balance sheets of Liberty Life Assurance Company of Boston as of December 31, 2003 and 2002, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Liberty Life Assurance Company of Boston at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.


February 16, 2004

                     Liberty Life Assurance Company of Boston

                           Consolidated Balance Sheets

                                                                   DECEMBER 31
                                                              2003              2002
                                                          -----------------------------
                                                                 (IN THOUSANDS)
ASSETS
Investments:
    Fixed maturities, available for sale
    (cost: 2003 - $4,738,188; 2002 - $4,304,743)           $5,237,635       $4,814,567
    Equity securities, available for sale
    (cost: 2003 - $2,350; 2002 - $0)                            2,350                0
    Policy loans                                               71,241           65,162
    Short-term investments                                    131,835          147,171
    Other invested assets                                     131,376           67,302
                                                          -----------------------------
Total investments                                           5,574,437        5,094,202

Cash and cash equivalents                                      41,717           89,357
Amounts recoverable from reinsurers                            63,963          460,804
Premiums receivable                                            25,032           29,225
Federal income taxes recoverable                                4,504            6,294
Investment income due and accrued                              62,409           61,172
Deferred policy acquisition costs                             173,083          152,305
Other assets                                                   24,055           22,124
Assets held in separate accounts                            2,125,109        1,886,913
                                                          -----------------------------

Total assets                                               $8,094,309       $7,802,396
                                                          =============================

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits                                   $2,665,901       $2,433,360
  Policyholders' and beneficiaries' funds                   2,085,483        1,842,562
  Funds withheld on reinsurance                                     0          381,464
  Policy and contract claims                                   43,884           49,662
  Dividends to policyholders                                   12,026           13,669
  Experience rating refund reserves                             3,529             (760)
  Liability for participating policies                         85,880           80,847
  Deferred federal income taxes                               185,278          188,078
  Due to Parent                                                45,620           34,067
  Accrued expenses and other liabilities                      176,860          251,755
  Liabilities related to separate accounts                  2,125,109        1,886,913
                                                          -----------------------------
Total liabilities                                           7,429,570        7,161,617

Stockholders' equity:
  Common stock, $312.50 par value; 8,000
    shares authorized, issued and outstanding                   2,500            2,500
  Additional paid-in capital                                  131,500          106,500
  Retained earnings                                           263,481          222,228
  Accumulated other comprehensive income                      267,258          309,551
                                                          -----------------------------
Total stockholders' equity                                    664,739          640,779
                                                          -----------------------------

Total liabilities and stockholders' equity                 $8,094,309       $7,802,396
                                                          =============================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                      Consolidated Statements of Operations

                                                                               YEAR ENDED DECEMBER 31
                                                                      2003               2002              2001
                                                                    ---------------------------------------------
                                                                                    (IN THOUSANDS)
Revenues:
  Premiums, net                                                      $574,630          $555,579         $518,891
  Net investment income                                               334,895           282,858          250,061
  Realized capital and other gains (losses) on investments              8,250           (29,905)         (31,980)
  Contractholder charges and assessments                               27,780            24,888           21,262
  Other revenues                                                       42,194            34,602           37,294
                                                                    ---------------------------------------------
Total revenues                                                        987,749           868,022          795,528

Benefits and expenses:
  Death and other policy benefits                                     448,319           439,068          396,754
  Recoveries from reinsurers on ceded claims                          (22,892)         (133,732)        (113,755)
  Provision for future policy benefits and other policy liabilities   201,318           294,711          279,299
  Interest credited to policyholders                                  120,167           108,259           94,170
  Change in deferred policy acquisition costs                         (16,364)          (14,874)         (23,075)
  General expenses                                                    154,012           144,566          141,759
  Insurance taxes and licenses                                         16,698            14,254           16,665
  Dividends to policyholders                                           11,751            13,010           12,577
                                                                    ---------------------------------------------
Total benefits and expenses                                           913,009           865,262          804,394
                                                                    ---------------------------------------------

Income (loss) before federal income taxes and earnings
  of participating policies                                            74,740             2,760           (8,866)

Federal income tax expense (benefit)                                   28,454               845           (3,373)
                                                                    ---------------------------------------------

Income (loss) before earnings of participating policies                46,286             1,915           (5,493)

 Earnings of participating policies net of federal income tax
   benefit of $4,217 in 2003, $1,387 in 2002 and $4,072 in 2001         5,033               523            4,754
                                                                    ---------------------------------------------

  Net income (loss)                                                  $ 41,253          $  1,392         $(10,247)
                                                                    =============================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           Consolidated Statements of Changes in Stockholders' Equity

                                 (IN THOUSANDS)

                                                                                                      ACCUMULATED
                                                                    ADDITIONAL                           OTHER
                                                      COMMON         PAID-IN         RETAINED        COMPREHENSIVE
                                                       STOCK         CAPITAL         EARNINGS           INCOME             TOTAL
                                                   -------------------------------------------------------------------------------
Balance at January 1, 2001                            $2,500         $ 56,500        $231,083            $ 78,129        $368,212

Additional paid-in capital                                             15,000                                              15,000

Comprehensive income:
    Net loss                                                                          (10,247)                            (10,247)

    Other comprehensive income, net of tax:
        Net unrealized gains on investments                                                                64,003          64,003

        Foreign currency translation adjustment                                                               898             898
                                                                                                                    --------------

Comprehensive income                                                                                                       54,654

                                                   -------------------------------------------------------------------------------

Balance at December 31, 2001                           2,500           71,500         220,836             143,030         437,866

Additional paid-in capital                                             35,000                                              35,000

Comprehensive income:
    Net income                                                                          1,392                               1,392

    Other comprehensive income, net of tax:
        Net unrealized gains on investments                                                               166,521         166,521
                                                                                                                    --------------

Comprehensive income                                                                                                      167,913

                                                   -------------------------------------------------------------------------------

Balance at December 31, 2002                           2,500          106,500         222,228             309,551         640,779


Additional paid-in capital                                             25,000                                              25,000

Comprehensive income (loss):
    Net income                                                                         41,253                              41,253

    Other comprehensive income, net of tax:
        Net unrealized losses on investments                                                              (44,498)        (44,498)
        Foreign currency translation adjustment                                                             2,205           2,205
                                                                                                                    --------------

Comprehensive income (loss)                                                                                                (1,040)

                                                   -------------------------------------------------------------------------------

Balance at December 31, 2003                          $2,500         $131,500        $263,481            $267,258        $664,739
                                                   ===============================================================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                      Consolidated Statements of Cash Flows

                                                                                  YEAR ENDED DECEMBER 31
                                                                          2003              2002            2001
                                                                      --------------------------------------------
                                                                                       (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income (loss)                                                      $   41,253        $  1,392      $ (10,247)

Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
     Realized capital and other losses (gains) on investments               (8,250)         29,905         31,980
     Accretion of bond discount                                            (28,892)        (22,016)       (23,252)
     Interest credited to policyholders                                    120,167         108,259         93,100
     Changes in assets and liabilities:
        Amounts recoverable from reinsurers                                396,841           2,137         (1,280)
        Premiums receivable                                                  4,193          (3,149)        12,605
        Investment income due and accrued                                   (1,237)         (5,798)        (8,570)
        Deferred policy acquisition costs                                  (16,364)        (14,874)       (23,075)
        Other assets                                                          (573)          9,583         (4,901)
        Future policy benefits                                             166,008         275,765        284,355
        Funds withheld on reinsurance                                     (381,464)         10,739         10,646
        Policy and contract claims                                          (5,778)          3,318         (9,372)
        Dividends to policyholders                                          (1,643)            437            279
        Experience rating refund liabilities                                 4,289          (2,335)        (1,736)
        Liability for participating policies                                 5,033             523          4,754
        Change in federal income tax recoverable                             1,790           5,986         (7,754)
        Deferred federal income taxes                                       21,716          (1,170)        (3,935)
        Due to Parent                                                       11,553          (9,300)         5,917
        Accrued expenses and other liabilities                             (12,035)         (7,606)        (8,712)
                                                                      --------------------------------------------
Net cash provided by operating activities                                  316,607         381,796        340,802

CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from fixed maturities sold                                    1,205,925         574,402        518,426
  Proceeds from fixed maturities matured                                   103,560         231,868         64,513
  Cost of fixed maturities acquired                                     (1,705,836)     (1,294,830)    (1,104,602)
  Proceeds from equity securities sold                                       3,351             816          3,608
  Cost of equity securities acquired                                        (4,788)           (218)        (1,836)
  Change in policy loans                                                    (6,079)            614         (5,121)
  Investment cash in transit                                                (3,446)         (4,701)         3,384
  Sale of international business                                             1,617
  Proceeds from short-term investments sold or matured                   2,242,468       1,700,422      1,294,936
  Cost of short-term investments acquired                               (2,227,036)     (1,593,866)    (1,351,457)
  Net proceeds from reverse repurchase agreements                           (4,523)         10,580          3,064
  Proceeds from other long-term investments sold                            17,079           4,472         16,835
  Cost of other long-term investments acquired                             (83,715)        (12,005)       (14,067)
                                                                      --------------------------------------------
 Net cash used in investing activities                                    (461,423)       (382,446)      (572,317)

CASH FLOWS FROM FINANCING ACTIVITIES
  Additional paid-in capital                                                25,000          35,000         15,000
  Policyholders' deposits on investment contracts                          284,731         252,923        296,041
  Policyholders' withdrawals from investment contracts                    (158,499)       (150,318)      (127,407)
  Change in securities loaned                                              (54,056)       (152,378)       134,113
                                                                      --------------------------------------------
 Net cash provided by (used in) financing activities                        97,176         (14,773)       317,747
                                                                      --------------------------------------------

Change in cash and cash equivalents                                        (47,640)        (15,423)        86,232
Cash and cash equivalents, beginning of year                                89,357         104,780         18,548
                                                                      --------------------------------------------

Cash and cash equivalents, end of year                                  $   41,717        $ 89,357      $ 104,780
                                                                      ============================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

                   Notes to Consolidated Financial Statements

                             (Amounts in Thousands)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Liberty Life Assurance Company of Boston (the Company) is domiciled in the Commonwealth of Massachusetts. The Company is 90% owned by Liberty Mutual Insurance Company and 10% owned by Liberty Mutual Fire Insurance Company. Liberty Mutual Insurance Company and Liberty Mutual Fire Insurance Company are both wholly owned by Liberty Mutual Group, Inc. Liberty Mutual Group, Inc. is wholly owned by LMHC Massachusetts Holdings Inc., which is wholly owned by Liberty Mutual Holding Company Inc.

The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts. The Company is licensed and sells its products in all 50 states, the District of Columbia and Canada.

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

RECENT ACCOUNTING PRONOUNCEMENTS

In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits, and sales inducements to contract holders.

SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. Management estimates that SOP 03-1 will not have a material impact on the Company's financial position, results from operations or cash flows.


In January 2003, the FASB issued interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" (FIN 46).
FIN 46 requires certain variable interest entities (VIEs) to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

FIN 46 was revised in late 2003 and is effective in 2004 for the Company for all new VIEs created or acquired after December 31, 2003. For VIEs created or acquired by the Company prior to December 31, 2003, the provisions of FIN 46 must be applied in 2005. The Company is continuing to evaluate the impact of the adoption of FIN 46 and does not anticipate that its adoption will have a material impact on the Company's financial condition or results of operations.

In April 2003, the Derivative Implementation Group (DIG) exposed for comment SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the issuer of that Instrument." DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, are examples of arrangements containing embedded derivatives requiring bifurcation. DIG B36 was effective October 1, 2003. The adoption of DIG B36 had no impact on the Company's consolidated financial position, results from operations or cash flows.

INVESTMENTS

In September 2001, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force reached a consensus on Issue 01-10, ACCOUNTING FOR THE IMPACT OF THE TERRORIST ATTACKS OF SEPTEMBER 11, 2001. Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.


Fixed maturity and equity securities are classified as available for sale and are carried at fair value. Unrealized gains and losses on fixed maturity and equity securities are reflected in accumulated other comprehensive income, net of applicable deferred income taxes. The cost of fixed maturity and equity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of realized capital and other (losses) gains on investments.

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Cash and cash equivalents include cash and all highly liquid investments with maturities of three months or less at the date of acquisition.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets, principally investments in limited partnerships, are accounted for using the equity method.

Policy loans are reported at unpaid loan balances.


1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Realized capital gains and losses are determined on the specific identification basis. Unrealized losses that are other-than-temporary are recognized in income. The Company's accounting policy for other-than-temporary impairment recognition requires other-than-temporary impairment charges to be recorded when it is determined that the Company is unlikely to recover its cost basis in an investment in the near-term. Factors considered in evaluating whether a decline in value is other-than-temporary include: (a) the length of time and the extent to which the fair value has been below cost; (b) the financial condition and near-term prospects of the issuer; and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the date of sale.


DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, certain costs of policy underwriting and variable agency expenses. Acquisition costs related to traditional and group life insurance and certain long-duration group accident and health insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment, mortality and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity and equity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the net unrealized gains or losses that are reflected in accumulated other comprehensive income.

RECOGNITION OF TRADITIONAL LIFE PREMIUM REVENUE AND RELATED EXPENSES

Premiums on traditional life insurance policies are recognized as revenue when due. Benefits and expenses are associated with premiums so as to result in the recognition of profits over the life of the policies. This association is accomplished by providing liabilities for future policy benefits and the deferral and subsequent amortization of acquisition costs.

RECOGNITION OF UNIVERSAL LIFE REVENUE AND POLICY ACCOUNT BALANCES

Revenues from universal life policies represent investment income from the related invested assets and amounts assessed against policyholders' account balances. Included in such assessments are mortality charges, surrender charges and administrative fees. Policy account balances consist of consideration received plus credited interest, less accumulated policyholder charges, assessments and withdrawals. Credited interest rates were between 4.00% and 8.50% in 2003, 2002 and 2001.

INVESTMENT CONTRACTS

The Company writes certain annuity and structured settlement contracts without mortality risk which are accounted for as investment contracts. Revenues for investment contracts consist of investment income from the related invested assets, with profits recognized to the extent investment income earned exceeds the amount credited to the contract. This method of computing the liability for future policy benefits effectively results in recognition of profits over the benefit period. Policy account balances consist of consideration received plus credited interest less policyholder withdrawals. Credited interest rates for deferred annuity contracts were between 4.25% and 6.75% in 2003, 2002 and 2001. Credited interest rates for structured settlement and other immediate annuity contracts were between 1.00% and 9.00% in 2003, 2002 and 2001.

FUTURE POLICY BENEFITS

Liabilities for future policy benefits for traditional life policies have been computed using the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions were between 4.50% and 10.25% for all years of issue. Mortality assumptions have been calculated principally on an experience multiple applied to the

1955-60 and 1965-70 Select and Ultimate Basic Tables for issues prior to 1986, the 1986 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1986 to 1992 issues, the 1991 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1993-1998 and the 1975-1980 Select and Ultimate Basic Tables for 1999 and subsequent issues. Withdrawal assumptions generally are based on the Company's experience.

The liability for future policy benefits with respect to structured settlement contracts with life contingencies and single premium group annuities (group pension) is determined based on interest crediting rates between 6.00% and 8.25%. The mortality assumptions for the group pension business are based on the 1971 GAM Tables. The structured settlement and other immediate annuity business mortality assumptions for issues through 1999 are based on the 1971 IAM Tables. Mortality assumptions for issues from 2000 to present are based on either the Annuity 2000 Table or an experience adjusted Annuity 2000 Table.

Future policy benefits for long-term disability cases are computed using the 1987 Commissioners' Group Disability Table adjusted for the Company's experience.

POLICY AND CONTRACT CLAIMS

Accident and health business policy and contract claims principally include claims in course of settlement and claims incurred but not reported, which are determined based on a formula derived as a result of the Company's past experience. Claims liabilities may be more or less than the amounts paid when the claims are ultimately settled. Such differences represent changes in estimates and are recorded in the statement of operations in the year the claims are settled.

REINSURANCE

All assets and liabilities related to reinsurance ceded contracts are reported on a gross basis in the balance sheets. The statements of operations reflect premiums, benefits and settlement expenses net of reinsurance ceded.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts.

FEDERAL INCOME TAXES

Income taxes have been provided using the liability method in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

PARTICIPATING POLICIES

Participating policies approximate 17%, 19% and 21% of ordinary life insurance in force at December 31, 2003, 2002 and 2001, respectively, and 17%, 17% and 14% of ordinary insurance premium revenue in 2003, 2002 and 2001, respectively. Dividends to participating policyholders are calculated as the sum of the difference between the assumed mortality, interest and loading, and the actual experience of the Company relating to participating policyholders. As a result of statutory regulations, the major portion of earnings from participating policies inures to the benefit of the participating policyholders and is not available to stockholders. Undistributed earnings of the participating block of business is represented by the liability for participating policies in the consolidated balance sheets. The payment of dividends to stockholders is further restricted by insurance laws of the Commonwealth of Massachusetts.

FOREIGN CURRENCY TRANSLATION

The Company enters into certain transactions that are denominated in a currency other than the U.S. dollar. Functional currencies are assigned to foreign currencies. These amounts are accumulated and then converted to U.S. dollars. The unrealized gain or loss from the translation is reflected in accumulated other comprehensive income, net of deferred federal income taxes. The translations are calculated using current exchange rates for the balance sheet and average exchange rates for the statement of operations.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the consolidated balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the consolidated financial statements. Fees charged on separate account policyholder deposits are included in other income.


RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.


2. INVESTMENTS

FIXED MATURITIES

The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturities available for sale are summarized below:

                                                                     DECEMBER 31, 2003
                                                ------------------------------------------------------------------
                                                                     GROSS            GROSS
                                                   AMORTIZED       UNREALIZED       UNREALIZED           FAIR
                                                     COST            GAINS            LOSSES             VALUE
                                                ------------------------------------------------------------------
  U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                  $      455,848   $      149,766   $          (67)   $      577,493
  Debt securities issued by states
     and municipalities                                 93,923            7,645             (979)          100,589
  Corporate securities                               2,442,418          273,225           (6,699)        2,708,944
  U.S. government guaranteed
     mortgage-backed securities                      1,745,999           90,583          (14,027)        1,850,609
                                                ------------------------------------------------------------------

  Total fixed maturities available for sale     $    4,738,188   $      521,219   $      (21,772)   $    5,237,635
                                                ==================================================================

                                                                      DECEMBER 31, 2002
                                                ------------------------------------------------------------------
                                                                     GROSS            GROSS
                                                  AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                    COST             GAINS            LOSSES            VALUE
                                                ------------------------------------------------------------------
  U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                  $      453,648   $      139,830   $           (5)   $      593,473
  Debt securities issued by states and
     municipalities                                     57,171            7,731             (547)           64,355
  Corporate securities                               2,341,758          236,098          (18,615)        2,559,241
  U.S. government guaranteed
     mortgage-backed securities                      1,452,166          148,956           (3,624)        1,597,498
                                                ------------------------------------------------------------------

  Total fixed maturities available for sale     $    4,304,743   $      532,615   $      (22,791)   $    4,814,567
                                                ==================================================================

The amortized cost and fair value of the Company's investment in fixed maturities available for sale by contractual maturity are summarized below:

                                                                                         DECEMBER 31, 2003
                                                                                  --------------------------------
                                                                                     AMORTIZED          FAIR
                                                                                       COST             VALUE
                                                                                  --------------------------------
  Maturity in one year or less                                                    $       82,730    $       84,321
  Maturity after one year through five years                                             526,273           586,502
  Maturity after five years through ten years                                            962,999         1,080,822
  Maturity after ten years                                                             1,420,187         1,635,381
  U.S. government guaranteed mortgage-backed securities                                1,745,999         1,850,609
                                                                                  --------------------------------

  Total fixed maturities available for sale                                       $    4,738,188    $    5,237,635
                                                                                  ================================

The expected maturities in the foregoing table may differ from the contractual maturities because certain eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

Gross gains of $31,335, $21,338, and $10,370 and gross losses of $22,920, $37,435, and $26,063 were realized on the sales of fixed maturities available for sale during 2003, 2002, and 2001, respectively.

At December 31, 2003, bonds with a cost of $11,692 were on deposit with state insurance departments to satisfy regulatory requirements.

EQUITY SECURITIES AND OTHER INVESTED ASSETS

Unrealized gains and losses on investments in equity securities classified as available for sale are reflected in stockholders' equity and do not affect operations. Unrealized gains and losses on other invested assets are reflected in realized capital and other gains (losses) or stockholders' equity based upon the underlying financial statement reporting of the partnerships. The cost, gross unrealized gains and losses, and fair value of those investments are summarized below:

                                                                        DECEMBER 31, 2003
                                                ------------------------------------------------------------------
                                                                      GROSS           GROSS
                                                                   UNREALIZED        UNREALIZED         FAIR
                                                      COST            GAINS           LOSSES            VALUE
                                                ------------------------------------------------------------------
  Equity securities                             $        2,350   $            7   $           (7)   $        2,350
  Other invested assets                                150,311            3,377          (22,312)          131,376
                                                ------------------------------------------------------------------

  Total                                         $      152,661   $        3,384   $      (22,319)   $      133,726
                                                ==================================================================

                                                                       DECEMBER 31, 2002
                                                ------------------------------------------------------------------
                                                                     GROSS            GROSS
                                                                   UNREALIZED       UNREALIZED          FAIR
                                                     COST            GAINS            LOSSES            VALUE
                                                ------------------------------------------------------------------
  Other invested assets                         $       74,612   $        4,680   $      (11,991)   $       67,302
                                                ==================================================================

NET INVESTMENT INCOME

Major categories of the Company's net investment income are summarized below:

                                                              YEAR ENDED DECEMBER 31
                                                     2003              2002             2001
                                                ------------------------------------------------
  Investment income:
     Fixed maturities                           $      329,269   $      278,018   $      244,631
     Policy loans                                        3,670            4,087            3,976
     Short-term investments and cash
       equivalents                                       1,385            1,646            3,031
     Other invested assets                               3,520            1,810            1,686
                                                ------------------------------------------------
  Gross investment income                              337,844          285,561          253,324

  Less investment expenses                               2,949            2,703            3,263
                                                ------------------------------------------------

  Net investment income                         $      334,895   $      282,858   $      250,061
                                                ================================================

REALIZED CAPITAL AND OTHER GAINS (LOSSES) ON INVESTMENTS

Realized capital and other gains (losses) on investments were derived from the following sources:

                                                             YEAR ENDED DECEMBER 31
                                                     2003              2002             2001
                                                ------------------------------------------------
  Fixed maturities                              $        8,415   $      (16,097)  $      (15,693)
  Other invested assets                                   (165)         (13,808)         (16,287)
                                                ------------------------------------------------

  Realized capital and other gains (losses)
     on investments                             $        8,250   $      (29,905)  $      (31,980)
                                                ================================================

CONCENTRATION OF INVESTMENTS

There were no investments in a single entity's fixed maturities in excess of ten percent of stockholders' equity at December 31, 2003 and 2002.

The following table shows a schedule of the Company's unrealized losses and fair value by security type of potential impairment at December 31,2003.

                                                       LESS THAN 12 MONTHS            GREATER THAN 12 MONTHS
                                                ------------------------------------------------------------------
                                                                  FAIR VALUE OF                     FAIR VALUE OF
                                                                   INSTRUMENTS                        INSTRUMENTS
                                                                      WITH                               WITH
                                                  UNREALIZED       UNREALIZED       UNREALIZED       UNREALIZED
                                                    LOSSES           LOSSES           LOSSES            LOSSES
                                                ------------------------------------------------------------------
U.S. Treasury  securities and obligations
  of U.S.  government  corporations  and
  agencies                                      $          (67)  $        7,483   $            0    $            0
Debt  securities  issued  by  states  and
  municipalities                                          (979)          21,117                0                 0
Corporate fixed maturity securities                     (6,228)         180,395             (471)           11,400
U.S. government guaranteed
  mortgage-backed securities                           (13,128)         463,694             (899)            9,188
Equity securities                                           (7)              18                0                 0
                                                ------------------------------------------------------------------
Total                                           $      (20,409)  $      672,707   $       (1,370)   $       20,588
                                                ==================================================================

The majority of unrealized losses reported in the corporate fixed maturity securities category involve holdings where the fair value is less than 10% below book value. Also included in these unrealized losses are amounts relating to securities issued and guaranteed by Agencies of the U.S. Government

The equity holdings reflecting unrealized losses were not deemed to be impaired on an other-than-temporary basis under the Company's impairment policy.

The unrealized losses on the securities above are subject to review during each quarterly impairment analysis cycle.

3. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company cedes business to reinsurers to share risks under life, health, and annuity contracts for the purpose of providing the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources. The effect of reinsurance assumed and ceded on premiums was as follows:

                                                                  YEAR ENDED DECEMBER 31, 2003
                                                ------------------------------------------------------------------
                                                                     ASSUMED        CEDED TO
                                                    DIRECT         FROM OTHER         OTHER              NET
                                                    AMOUNT         COMPANIES        COMPANIES           AMOUNT
                                                ------------------------------------------------------------------
  Individual Life and Annuity                   $      242,832   $          174   $       18,262    $      224,744
  Group Life and Disability                            344,896                3           13,438           331,461
  Group Pension and Other                               31,072                0           12,647            18,425
                                                ------------------------------------------------------------------

  Total premiums                                $      618,800   $          177   $       44,347    $      574,630
                                                ==================================================================

                                                                  YEAR ENDED DECEMBER 31, 2002
                                                ------------------------------------------------------------------
                                                                     ASSUMED        CEDED TO
                                                    DIRECT         FROM OTHER         OTHER              NET
                                                    AMOUNT         COMPANIES        COMPANIES           AMOUNT
                                                ------------------------------------------------------------------
  Individual Life and Annuity                   $      308,658   $           99   $       10,634    $      298,123
  Group Life and Disability                            333,169              185           95,478           237,876
  Group Pension and Other                               34,558                0           14,978            19,580
                                                ------------------------------------------------------------------

  Total premiums                                $      676,385   $          284   $      121,090    $      555,579
                                                ==================================================================

                                                                  YEAR ENDED DECEMBER 31, 2001
                                                ------------------------------------------------------------------
                                                                    ASSUMED         CEDED TO
                                                    DIRECT         FROM OTHER         OTHER              NET
                                                    AMOUNT         COMPANIES        COMPANIES          AMOUNT
                                                ------------------------------------------------------------------
  Individual Life and Annuity                   $      258,616   $          147   $        6,568    $      252,195
  Group Life and Disability                            346,283              305          108,830           237,758
  Group Pension and Other                               43,354               39           14,455            28,938
                                                ------------------------------------------------------------------

  Total premiums                                $      648,253   $          491   $      129,853    $      518,891
                                                ==================================================================

Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

Effective June 30, 2003, the Company entered into an assumption reinsurance agreement to sell its Canadian disability business to Maritime Life. Under this agreement the Company received proceeds of $4,875 and recognized a gain of $1,493.


During 2002, the Company entered into an assumption reinsurance agreement to sell its Canadian individual life business to Unity Life of Canada. On December 20, 2002, the Company received approval from Canadian regulators. Under this agreement, the Company ceded $4,066 of reserves, and recognized a loss of $387 in 2002.

4. FEDERAL INCOME TAXES

The Company is included in a consolidated federal income tax return with Liberty Mutual and its other subsidiaries. Under a written tax sharing agreement, approved by the Board of Directors, Liberty Mutual collects from and refunds to the subsidiaries the amount of taxes or benefits determined as if Liberty Mutual and the subsidiaries filed separate returns.

Federal income tax expense (benefit) attributable to income from operations was composed of the following:

                                                              YEAR ENDED DECEMBER 31
                                                     2003             2002             2001
                                                ------------------------------------------------
  Current                                       $        7,904   $        2,015   $       (5,227)
  Deferred                                              20,550           (1,170)           1,854
                                                ------------------------------------------------

  Federal income tax expense (benefit)          $       28,454   $          845   $       (3,373)
                                                ================================================

A reconciliation of federal income tax expense (benefit) as recorded in the consolidated statements of operations with expected federal income tax expense (benefit) computed at the applicable federal income tax rate of 35% is summarized below:

                                                              YEAR ENDED DECEMBER 31
                                                     2003             2002             2001
                                                ------------------------------------------------
  Expected income tax (benefit) expense         $       26,159   $          966   $       (3,103)
     Adjustments to income taxes resulting
       from:
       Reconciliation of prior year tax return             646             (121)             (72)
       Other, net                                        1,649                0             (198)
                                                ------------------------------------------------

  Federal income tax expense (benefit)          $       28,454   $          845   $       (3,373)
                                                ================================================


The Company made (received) tax payments of $6,114, $(3,971) and $2,527 during 2003, 2002 and 2001, respectively.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred liabilities are summarized below:

                                                                          DECEMBER 31
                                                                      2003             2002
                                                                 -------------------------------
  Deferred tax assets:
     Dividends to policyholders                                  $        2,879   $        3,314
     Unearned interest on policy loans                                      103              103
     Unearned group premium adjustment                                       79               36
     Recapture of statutory reinsurance                                  27,377           40,790
     Unrealized loss on other long-term investments                      16,027           14,563
     Capital loss limitation                                                  0            5,386
     Other                                                                  350               88
                                                                 -------------------------------

  Total deferred tax assets                                              46,815           64,280
                                                                 -------------------------------

  Deferred tax liabilities:
     Future policy benefits                                             (38,992)         (40,737)
     Deferred acquisition costs                                         (37,210)         (33,999)
     Bonds purchased at market discount                                  (5,545)          (5,526)
     Bonds market valuation adjustment                                 (142,710)        (166,865)
     Reconciliation of taxes on other long-term
       investments                                                       (5,800)          (3,501)
     Due and uncollected premium adjustment                                (677)            (171)
     Other                                                               (1,159)          (1,559)
                                                                 -------------------------------

  Total deferred tax liabilities                                       (232,093)        (252,358)
                                                                 -------------------------------

  Net deferred tax liability                                     $     (185,278)  $     (188,078)
                                                                 ===============================

In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

Prior to 1984, a portion of the Company's income was not taxed, but was accumulated in a "policyholders' surplus account." In the event that those amounts are distributed to stockholders', or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders' surplus account balance at December 31, 2003 and 2002 was approximately $4,000. Management does not intend to take actions nor does management expect any events to occur that would cause federal income taxes to become payable on that amount. However, if such taxes were assessed, the amount of taxes payable would be approximately $1,400 in 2003 and 2002.

5. UNPAID CLAIMS LIABILITY FOR GROUP ACCIDENT AND HEALTH BUSINESS

The following table provides a reconciliation of the beginning and ending balances of unpaid claim liabilities, principally included in future policy benefits, net of reinsurance recoverables:

                                                                      YEAR ENDED DECEMBER 31
                                                                      2003             2002
                                                                 -------------------------------
  Unpaid claim liabilities, at beginning of year                 $      609,401   $      554,532
     Less reinsurance recoverables                                        2,736              761
                                                                 -------------------------------
  Net balance at beginning of year                                      606,665          553,771

  Claims incurred related to:
     Current year                                                       256,402          263,272
     Prior years - incurred                                             (53,358)         (48,849)
     Prior years - interest                                              29,030           26,391
                                                                 -------------------------------
  Total incurred                                                        232,074          240,814

  Claims paid related to:
     Current year                                                       142,702          134,172
     Prior years                                                         53,079           53,748
                                                                 -------------------------------
  Total paid                                                            195,781          187,920
                                                                 -------------------------------

  Net balance at end of year                                            642,958          606,665
  Add reinsurance recoverables                                            1,165            2,736
                                                                 -------------------------------

  Unpaid claim liabilities, at end of year                       $      644,123   $      609,401
                                                                 ===============================

The favorable development in 2003 and 2002 related to claims incurred in prior years resulted from the Company's actual experience being better than expected. Interest accrued on prior year reserves has been calculated on the opening reserve balance less one half year's cash payments at the average rate at which the Company's reserves were discounted during 2003 and 2002.

6. RISK-BASED CAPITAL AND RETAINED EARNINGS

Life insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the National Association of Insurance Commissioners
(NAIC). Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

The payment of dividends by the Company to stockholders is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commonwealth of Massachusetts Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations.

According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned (deficit) surplus held for the benefit of participating policyholders and stockholders was $(30,127) and $175,173, respectively, at December 31, 2003. Dividends paid to policyholders were $13,394 in 2003, and there were no dividends paid to stockholders in 2003.

7. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating reserves for policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material effect on the Company's consolidated financial position or results of operations.

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. At December 31, 2003 and 2002, the Company has accrued $75 and $241, respectively, of premium tax deductions. The Company recognizes its obligations for guaranty fund assessments at the time the events occur on which assessments are expected to be based. Expenses incurred for guaranty fund assessments were $170, $250, and $72 in 2003, 2002 and 2001, respectively.

8. SEPARATE ACCOUNTS

Separate accounts held by the Company primarily represent funds that are administered for pension plans. The assets consist of common stock, long-term bonds, real estate and short-term investments which are carried at estimated fair value. Investment income and changes in asset values do not affect the operating results of the Company. Separate accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other revenues were $3,758, $3,666, and $4,221 for the years ended December 31, 2003, 2002, and 2001, respectively.

9. BENEFIT PLANS

Significant benefit plans are sponsored by Liberty Mutual and the associated costs are shared by members of the Liberty Companies. Liberty Mutual's sponsored plans are summarized as follows:

     (a)  PENSION PLAN

          Liberty Mutual sponsors noncontributory defined benefit pension plans (the Plans) covering U.S. employees who have attained age 21 and have completed one year of service and Canadian employees who have completed one year of service. The benefits are based on years of service and the employee's "final average compensation" which is the employee's average annual compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement.


          Under an intercompany expense allocation, there was no pension expense charged to the Company in 2003, 2002 and 2001.

     (b)  POSTRETIREMENT BENEFITS

          Liberty Mutual provides certain health care and life insurance benefits (postretirement) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age and have ten years of service working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant's final compensation subject to the plan maximum.


          Under an intercompany expense allocation, $1,368, $1,102 and $968 of postretirement expense was charged to the Company in 2003, 2002 and 2001, respectively.


     (c)  THRIFT-INCENTIVE PLAN

          Liberty Mutual sponsors a defined contribution savings plan for all employees of the Liberty Companies who meet certain eligibility requirements. During 2003, 2002 and 2001 employees were permitted to contribute a percentage of their annual compensation on a combined before-tax and after-tax basis, subject to certain limitations imposed by the Tax Reform Act of 1986. In 2003, 2002 and 2001 Liberty Mutual matched a percentage of contributions made by employees. Under the intercompany pooling arrangement, the Company's expense related to the Thrift-Incentive Plan is borne by Liberty Mutual.

10.  RELATED-PARTY TRANSACTIONS

Under a Service Agreement between the Company and Liberty Mutual, Liberty Mutual provides the Company with personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company's request. Substantially all of the Company's general expenses incurred in 2003, 2002 and 2001 related to this agreement.


The Company holds assets in its separate accounts supporting the Liberty Mutual Pension Plan. The value of the plan assets as of December 31, 2003 and 2002 that were held in the separate accounts of the Company totaled $1,930,042 and $1,719,684 respectively.

The Company insures the group term life and disability risks for Liberty Mutual employees. Premiums associated with these policies amounted to $24,089, $22,905 and $17,464 in 2003, 2002 and 2001, respectively.

The Company insures key officers of the Liberty Mutual Group under an Optional Life Insurance Plan. Premiums associated with this plan amounted to $18,049, $15,514 and $11,958 in 2003, 2002 and 2001, respectively.

Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $164,079, $158,938 and $173,985 in 2003, 2002 and 2001,
respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $1,316,384 and $1,186,274 at December 31, 2003 and 2002, respectively.


On December 31, 2000, the Company entered into a reinsurance agreement with Liberty Re (Bermuda) Limited to cede to Liberty Re 100% of its existing group life and single premium group annuity business. Premiums and benefits ceded under this agreement amounted to $82,458 and $105,031, respectively, in 2002. The reinsurance recoverable related to the reserves ceded under this agreement amounted to $381,464 and $370,725 at December 31, 2002 and 2001, respectively. This treaty was commuted on January 1, 2003. The effect of the commutation was to increase reserves and decrease funds withheld. This created a net gain of $1,990. A cash settlement of $8,543 was settled with Liberty Re (Bermuda) Limited through intercompany accounts.


11. DEFERRED POLICY ACQUISITION COSTS

Details with respect to deferred policy acquisition costs are summarized below:

                                                                      YEAR ENDED DECEMBER 31
                                                                      2003             2002
                                                                 -------------------------------
  Balance, beginning of year                                     $      152,305   $      155,451
     Additions                                                           30,044           25,911
     Amortization                                                       (13,680)         (11,037)
     Valuation adjustment for unrealized gains on fixed
       maturities
                                                                          4,414          (18,020)
                                                                 -------------------------------

  Balance, end of year                                           $      173,083   $      152,305
                                                                 ===============================

12. STATUTORY FINANCIAL INFORMATION

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changed prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above.

Statutory net (loss) income and capital and surplus is as follows:

                                                     2003             2002            2001
                                                ------------------------------------------------
Statutory net income (loss)                     $          754   $      (30,708)  $      (10,094)
Statutory capital and surplus                          145,046          124,846          131,031

13. STOCKHOLDERS' EQUITY

The components of accumulated other comprehensive income are as follows:


                                                                      NET            FOREIGN          ACCUMULATED
                                                                   UNREALIZED        CURRENCY           OTHER
                                                                     GAINS         TRANSLATION      COMPREHENSIVE
                                                                    (LOSSES)        ADJUSTMENT          INCOME
                                                                 -------------------------------------------------
Balance at January 1, 2001                                       $       79,006   $         (877)           78,129
Gross unrealized gains (net of deferred income tax
  expense of $19,759)                                                    46,853                             46,853
Less reclassification adjustment for
  losses, realized in net income (net of tax
  expense of $11,193)                                                    20,787                             20,787
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $1,959)                                                     (3,637)                            (3,637)
                                                                 --------------                     --------------
Net unrealized gains                                                     64,003                             64,003
Foreign currency translation adjustment                                                      898               898
                                                                 -------------------------------------------------
Balance at December 31, 2001                                            143,009               21           143,030
Gross unrealized gains (net of deferred income tax
  expense of $86,064)                                                   158,795                            158,795
Less reclassification adjustment for
  losses, realized in net income (net of tax
  benefit of $10,467)                                                    19,438                             19,438
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $6,308)                                                    (11,712)                           (11,712)
                                                                 --------------                     --------------
Net unrealized gains                                                    166,521                            166,521
Foreign currency translation adjustment                                                        0                 0
                                                                 -------------------------------------------------
Balance at December 31, 2002                                            309,530               21           309,551
Gross unrealized losses (net of deferred income tax
  benefit of $732)                                                         (326)                              (326)
Less reclassification adjustment for
  gains, realized in net income (net of tax
  expense of $3,263)                                                     (6,056)                            (6,056)
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  expense of $1,545)                                                      2,869                              2,869
                                                                                                    --------------
Adjustment for pension loss reserve (net
  of deferred income benefit of $22,068)                                (40,985)                           (40,985)
                                                                 --------------                     --------------
Net unrealized gains                                                    (44,498)                           (44,498)

Foreign currency translation adjustment                                                    2,205             2,205
                                                                 -------------------------------------------------
Balance at December 31, 2003                                     $      265,032   $        2,226    $      267,258
                                                                 =================================================

Net unrealized investment gains, included in the consolidated balance sheets as a component of stockholders' equity are summarized below:

                                                                                    DECEMBER 31
                                                                      2003             2002              2001
                                                                 -------------------------------------------------
  Balance, end of year comprises:
     Unrealized investment gains on:
        Fixed maturities                                         $      499,447   $      509,824    $      234,029
        Equity investments and other                                          0                0             1,031
                                                                 -------------------------------------------------

  Total                                                                 499,447          509,824           235,060

  Amounts of unrealized investment losses
     attributable to:
        Deferred policy acquisition costs                               (28,652)         (33,066)          (15,046)
        Loss reserve                                                    (63,053)               0                 0
        Deferred federal income taxes                                  (142,710)        (167,228)          (77,005)
                                                                 -------------------------------------------------

  Total                                                                (234,415)        (200,294)          (92,051)
                                                                 -------------------------------------------------

  Net unrealized investment gains                                $      265,032   $      309,530    $      143,009
                                                                 =================================================

14. SEGMENT INFORMATION

The Company's business is organized in three principal segments: Individual Life and Annuity, Group Life and Disability, and Group Pension and Other. In the Individual Life and Annuity segment, the Company sells a variety of individual products, including participating whole life, term insurance, universal life, structured settlements, and immediate and deferred annuity contracts. These products are sold through a combination of distribution channels, including Liberty Mutual personal markets agents, direct marketers, and banks. In the Group Life and Disability segment, the Company sells group life and long-term and short-term disability products to corporate and organizational customers through the Company's group market agency force. The Group Pension and Other segment is a closed block of active pension customers, as well as international customer life and disability products.

The accounting policies of the segments are the same as those described in
Note 1. The Company evaluates performance based on income before federal income taxes and earnings of participating policies of the segments.

The following table summarizes selected financial information by segment:

                                                                              YEAR ENDED DECEMBER 31
                                                                      2003              2002              2001
                                                                 -------------------------------------------------
  Revenues:
     Individual Life and Annuity                                 $      527,734   $      560,025    $      472,076
     Group Life and Disability                                          428,977          317,145           311,418
     Group Pension and Other                                             31,038           (9,148)           12,034
                                                                 -------------------------------------------------

  Total revenues                                                 $      987,749   $      868,022    $      795,528
                                                                 =================================================

  Income (loss) before federal income taxes and
     earnings of participating policies:
     Individual Life and Annuity                                 $       53,843   $       31,981    $       30,707
     Group Life and Disability                                           24,871           11,253            (4,342)
     Group Pension and Other                                             (3,974)         (40,474)          (35,231)
                                                                 -------------------------------------------------

  Total  income (loss) before federal income taxes and
     earnings of participating policies                          $       74,740   $        2,760    $       (8,866)
                                                                 =================================================

                                                                                   DECEMBER 31
                                                                              2003             2002
                                                                         -------------------------------
  Assets:
    Individual Life and Annuity                                          $    4,234,251   $    3,785,911
    Group Life and Disability                                                 1,013,867        1,043,673
    Group Pension and Other                                                   2,846,191        2,972,911
                                                                         -------------------------------

  Total assets                                                           $    8,094,309   $    7,802,297
                                                                         ===============================

                                                                             YEAR ENDED DECEMBER 31
                                                                      2003              2002              2001
                                                                 -------------------------------------------------
  Net investment income:
     Individual Life and Annuity                                 $      263,954   $      241,844    $      207,120
     Group Life and Disability                                           59,449           63,598            56,391
     Group Pension and Other                                             11,492          (22,584)          (13,450)
                                                                 -------------------------------------------------

  Total Net investment income                                    $      334,895   $      282,858    $      250,061
                                                                 =================================================

  Deferred acquisition cost amortization:
     Individual Life and Annuity                                 $      (13,420)  $      (10,777)   $       (8,577)
     Group Life and Disability                                             (260)            (260)             (260)
     Group Pension and Other                                                  0                0                 0
                                                                 -------------------------------------------------

  Total deferred acquisition cost amortization                   $      (13,680)  $      (11,037)   $       (8,837)
                                                                 =================================================

  Equity in net income of investees accounted for
    by the equity method:
     Individual Life and Annuity                                              0                0                 0
     Group Life and Disability                                                0                0                 0
     Group Pension and Other                                     $        7,539   $       (4,345)   $      (20,173)
                                                                 -------------------------------------------------

  Total equity in net income of investees accounted
     for by the equity method                                    $        7,539   $       (4,345)   $      (20,173)
                                                                 =================================================


  Income Tax Expense:
     Individual Life and Annuity                                 $       18,864   $       11,591    $       10,589
     Group Life and Disability                                            8,715            6,583              (123)
     Group Pension and Other                                                857          (17,329)          (13,839)
                                                                 -------------------------------------------------

  Income Tax Expense                                             $       28,454   $          845    $       (3,373)
                                                                 =================================================

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the consolidated financial statements and notes thereto:

     FIXED MATURITIES

     Fair values for publicly-traded fixed maturities are determined using values reported by an independent pricing service. Fair values of private placement fixed maturities are determined by obtaining market indications from various broker-dealers.

     EQUITY SECURITIES

     The fair values for equity securities are based upon quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

     POLICY LOANS

     The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

     SHORT-TERM INVESTMENTS

     The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

     OTHER INVESTED ASSETS

     The fair values of other invested assets are based on the fair value of the underlying funds.

     INVESTMENT CONTRACTS

     The fair values for the Company's liabilities under investment-type insurance contracts, including individual and group annuities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     POLICY ACCOUNT BALANCES

     The fair values of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     Additional data with respect to fair values of the Company's investments is disclosed is Note 2.

The carrying amount and fair value of the Company's financial instruments are summarized below:

                                                      DECEMBER 31, 2003                 DECEMBER 31, 2002
                                                ------------------------------------------------------------------
                                                   CARRYING          FAIR            CARRYING           FAIR
                                                    AMOUNT           VALUE            AMOUNT            VALUE
                                                ------------------------------------------------------------------
  Fixed maturities                              $    5,237,635   $    5,237,635   $    4,814,567    $    4,814,567
  Equity securities                                      2,350            2,350                0                 0
  Policy loans                                          71,241           71,241           65,162            65,162
  Short-term investments                               131,835          131,835          147,171           147,171
  Other invested assets                                131,376          131,376           67,302            67,302
  Individual and group annuities                        65,683           65,424           70,650            70,436

                                     PART C

                           OTHER INFORMATION

ITEM 26 -- EXHIBITS

1.   Board of Directors Resolutions.

     (a) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3)

2.   Custodian Agreements.  Not applicable.

3.   Underwriting Contracts.

     (a) Distribution Agreement (6)
     (b) Form of Broker-Dealer and General Agent Sales Agreement (9)
     (c) Schedule of Sales Commission (5)

4.   Contracts.

     (a) Specimen Contract (7)

     (b) Specimen Disability Waiver of Monthly Deduction Benefit Agreement (4)

     (c) Specimen Children's Protection Benefit Agreement (4)

     (d) Specimen Disability Waiver of Specified Monthly Premium Benefit Agreement (4)

     (e) Specimen Primary Insured Term Insurance Benefit Agreement (4)

     (f) Specimen Additional Insured Term Insurance Benefit Agreement (4)

     (g) Specimen Accidental Death and Dismemberment Benefit Agreement (4)

     (h) Specimen Accelerated Death Benefit Agreement (7)

5.   Applications.

     (a) Specimen Application (3)
     (b) Specimen Variable Life Insurance Supplemental Application (filed herewith)

6.   Depositor's Certificate of Incorporation and By-Laws.

     (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)

     (b) By-Laws of Liberty Life Assurance Company of Boston (2)

7.   Reinsurance Contracts.

     (a) Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life and Health America Inc.
     (10)

     (b) Automatic Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and General Reinsurance Corporation

     (10)
     (c) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and Security Life of Denver Insurance Company (10)

8.   Participation Agreements.

     (a)(1) Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors LLC (6)

     (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (6)

     (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (8)

     (a)(4) Form of Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors LLC (filed herewith)

     (b)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (6)

     (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp. (6)

     (b)(3) Amendment 1 to Participation Agreement by and among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (6)

     (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/Dreyfus Stock Index Fund) (6)

     (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (6)

     (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible

     Growth Fund, Inc. Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (8)

     (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (8)

     (d)(1) Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

     (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston (6)

     (d)(3) Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

     (d)(4) Amendment 2 to Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (8)

     (e)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (6)

     (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc. (6)

     (e)(3) Amendment 1 to Participation Agreement by and among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (6)

     (e)(4) Amendment 2 to Participation Agreement by and among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp., and Liberty Funds Distributors, Inc. (11)

     (f)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust (8)

9.   Administrative Contracts.

     (a) Premium Remittance Processing Services Agreement between Liberty Life Assurance Company of Boston and Liberty Mutual Insurance Company (10)

10.  Other Material Contracts.  Not applicable.

11.  Legal Opinion.

     (a) Opinion of William J. O'Connell, Esquire (7)

12.  Actuarial Opinion.

     (a) Opinion of Richard B. Lassow, FSA, MAAA (filed herewith)

13.  Calculation.

     (a) Illustration Sample Calculation   (filed herewith)

14.  Other Opinions.

     (a) Consent of Independent Auditors (filed herewith)

15.  Omitted Financial Statements.  Not applicable.

16.  Initial Capital Agreements.  Not applicable.

17.  Redeemability Exemption.

     (a) Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (filed herewith)

18.  Powers of Attorney.

     (a) Power of Attorney for Edmund F. Kelly, A. Alexander Fontanes, Christopher C. Mansfield, Jean M. Scarrow and John A.Tymochko (9)

     (b) Power of Attorney for Dennis J. Langwell and Laurance H. S. Yahia (filed herewith)

               (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

               (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

               (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

               (4) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed April 23, 1999.

               (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed August 27, 1999.

               (6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2000.

               (7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed April 28, 2000.

               (8) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed Apri1 11, 2001.

               (9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 18, 2002.

               (10) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed February 18, 2003.

               (11) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed April 28, 2003.

ITEM 27 -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION AND OFFICES WITH DEPOSITOR
Edmund F. Kelly                                 Director, President & Chief Executive Officer

John A. Tymochko                                Director & Chief Operating Officer-Individual

Jean M. Scarrow                                 Director & Chief Operating Officer-Group

A. Alexander Fontanes                           Director & Vice President

Dennis J. Langwell                              Director & Vice President

J. Paul Condrin, III                            Director & Vice President

Christopher C. Mansfield                        Director

Gary J. Ostrow                                  Vice President & Director of Corporate Taxation

Dexter R. Legg                                  Secretary

Laurance H. S. Yahia                            Treasurer

Ronald D. Ulich                                 Assistant Treasurer

James W. Jakobek                                Assistant Treasurer

William J. O'Connell                            Assistant Secretary

Diane S. Bainton                                Assistant Secretary

James R. Pugh                                   Assistant Secretary

Charlene M. Albanese                            Assistant Secretary

Katherine L. Flora                              Assistant Secretary

The principal business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 28 - PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                                                PERCENTAGE
                                                                                OWNERSHIP
                                                                                BY
                                                                                IMMEDIATE
                                                                                INSURANCE            US STATE OR
                                                                 PARENT         PARENT               COUNTRY OF
ACRONYM           LEGAL ENTITY NAME    ADDRESS                   CO             UNDERTAKING          DOMICILE
-------           -----------------    -------                   ------         -----------          -----------
OTAR              611458 Ontario Ltd   3500 Steeles Avenue       LMIC               100%             Canada
                                       East, Markham, Ontario
                                       L3R 0X4 Canada

AAAAG             A.A. Anthony         2201 North Front          MNB                100%             PA
                  Assurance Group      Street, Harrisburg, PA
                                       17110

AISC              Access Insurance     One Liberty Centre,       LNW                100%             OR
                  Services Co.         Portland, OR 97232

ALMS              ALM Services, Inc.   175 Berkeley Street,      LMIC               100%             MA
                                       Boston, MA 02117

AMBCO             AMBCO Capital        1100 Arlington Heights    AACC               100%             IL
                  Company              Road, Itaska, IL 60143

AFIC              America First        62 Maple Avenue, Keene,   LIH                100%             NH
                  Insurance Company    NH 03431

AACC              American             1100 Arlington Heights    LIH                100%             IL
                  Ambassador           Road, Itaska, IL 60143
                  Casualty Company

ARELP             Atlantic Real        175 Berkeley Street,      LMEC                99%             DE
                  Estate L.P.          Boston, MA 02117

AACA              Atlas Assurance      62 Maple Avenue, Keene,   LIH                100%             NY
                  Company of America   NH 03431

BHCA              Berkeley Holding     175 Berkeley Street,      ARELP              100%             MA
                  Company              Boston, MA 02117
                  Associates, Inc.

BMC               Berkeley             175 Berkeley Street,      LMIC               100%             TX
                  Management           Boston, MA 02117
                  Corporation

BCIC              Bridgefield          2310 A-Z Park Road,       BEIC               100%             FL
                  Casualty Insurance   Lakeland, FL 33801
                  Company

BEIC              Bridgefield          2310 A-Z Park Road,       SHS                100%             FL
                  Employers            Lakeland, FL 33801
                  Insurance Company

BDLLC             Brooke Drilling,     175 Berkeley Street,      LEHLLC             100%             DE
                  LLC                  Boston, MA 02117

CAIAZ             Capitol Agency,      62 Maple Avenue, Keene,   LUSA               100%             AZ
                  Inc. (Arizona        NH 03431
                  Corporation)

CAIOH             Capitol Agency,      62 Maple Avenue, Keene,   LUSA               100%             OH
                  Inc. (Ohio           NH 03431
                  Corporation)

CAITN             Capitol Agency,      62 Maple Avenue, Keene,   LUSA               100%             TN
                  Inc. (Tennessee      NH 03431
                  Corporation)

CDMI              Cascade Disability   4601 North East 77th      LMMC               100%             WA
                  Management, Inc.     Avenue, Vancouver, WA
                                       98662

CIVT              CI Investments       15/F., OTB Building,      CITYI              100%             Hong Kong
                  Ltd.                 160 Gloucester Road,
                                       Wanchai, Hong Kong

CCIC              Colorado Casualty    6950 South Potomac        LMIC               100%             CO
                  Insurance Company    Street, Englewood, CO
                                       80112

CAISCA            Companies Agency     2000 Westwood Drive,      WSC                100%             CA
                  Insurance Services   Wausau, WI 54401
                  of California

CAAL              Companies Agency     2000 Westwood Drive,      WSC                100%             AL
                  of Alabama, Inc.     Wausau, WI 54401

CAGA              Companies Agency     2000 Westwood Drive,      WSC                100%             GA
                  of Georgia, Inc.     Wausau, WI 54401

CAID              Companies Agency     2000 Westwood Drive,      WSC                100%             ID
                  of Idaho, Inc.       Wausau, WI 54401

CAKY              Companies Agency     2000 Westwood Drive,      WSC                100%             KY
                  of Kentucky, Inc.    Wausau, WI 54401

CAMA              Companies Agency     2000 Westwood Drive,      WSC                100%             MA
                  of Massachusetts,    Wausau, WI 54401
                  Inc.

CAMI              Companies Agency     2000 Westwood Drive,      WSC                100%             MI
                  of Michigan, Inc.    Wausau, WI 54401

CANY              Companies Agency     2000 Westwood Drive,      WSC                100%             NY
                  of New York, Inc.    Wausau, WI 54401

CAPA              Companies Agency     2000 Westwood Drive,      WSC                100%             PA
                  of Pennsylvania,     Wausau, WI 54401
                  Inc.

CAPX              Companies Agency     2000 Westwood Drive,      WSC                100%             AZ
                  of Phoenix, Inc.     Wausau, WI 54401

CATX              LIU Specialty        8350 North Central        LCSI               100%             TX
                  Agency, Inc.         Expressway, Suite 850,
                                       Dallas, TX 75206

CAI               Companies Agency,    2000 Westwood Drive,      WSC                100%             WI
                  Inc.                 Wausau, WI 54401

CAATX*            Companies Annuity    2000 Westwood Drive,      WSC                                 TX
                  Agency of Texas,     Wausau, WI 54401
                  Inc.

CIC               Consolidated         62 Maple Avenue, Keene,   LIH                100%             IN
                  Insurance Company    NH 03431

CVC*              Copley Venture       175 Berkeley Street,      LFSI               100%             MA
                  Capital, Inc.        Boston, MA 02117

CSC               Countrywide          2000 Westwood Drive,      WSC                100%             DE
                  Services             Wausau, WI 54401
                  Corporation

CRED              Crediprimas          Calle 71 A #6-30 Piso     LICOL            71.06%             Colombia
                                       3, Bogota, D.C.
                                       Republica de Colombia     LLIB             27.48%

D S I             Diversified          62 Maple Avenue, Keene,   LIHUSP&C           100%             NH
                  Settlements, Inc.    NH 03431

EIOW              Employers            2000 Westwood Drive,      LMGI               100%             WI
                  Insurance Company    Wausau, WI 54401
                  of Wausau

EIC               Excelsior            62 Maple Avenue, Keene,   LIHUSP&C           100%             NH
                  Insurance Company    NH 03431

FSAI              First State          350 E. 96th Street,       LUSA               100%             KY
                  Agency, Inc.         Indianapolis, IN 46240

FLSAI             Florida State        350 E. 96th Street,       LUSA               100%             FL
                  Agency, Inc.         Indianapolis, IN 46240

GLOBE             Globe American       6281 Tri-ridge Blvd.,     PIIC               100%             OH
                  Casualty Company     Loveland, OH

GEIC              Golden Eagle         525 B Street, San         LMIC               100%             CA
                  Insurance Corp.      Diego, CA 92101

GSAIFI*           Gulf State AIF,      5910 North Central        LIHUSP&C           100%             TX
                  Inc.                 Expressway, Dallas, TX
                                       75206

HWIC*             Hawkeye-Security     N14 W24200 Tower Place,   PIIC               100%             WI
                  Insurance Company    Pewaukee, WI 53072

HIAIL             Helmsman Insurance   175 Berkeley Street,      HIA                100%             IL
                  Agency of            Boston, MA 02117
                  Illinois, Inc.

HIATX             Helmsman Insurance   175 Berkeley Street,      HIA                100%             TX
                  Agency of Texas,     Boston, MA 02117
                  Inc.

HIA               Helmsman Insurance   175 Berkeley Street,      LMGI               100%             MA
                  Agency LLC           Boston, MA 02117
                                                                 FIRE                10%

HMSI              Helmsman             175 Berkeley Street,      LCSI               100%             MA
                  Management           Boston, MA 02117
                  Services LLC

HSHF              Heritage-Summit      2310 A-Z Park Road,       SCI                100%             FL
                  Healthcare of        Lakeland, FL 33801
                  Florida, Inc.

HYIALLC*          High Yield           175 Berkeley Street,      AFIC             3.125%             DE
                  Investment           Boston, MA 02117
                  Advisors, LLC                                  AACC             3.125%

                                                                 AACA             3.125%

                                                                 BCIC             3.125%

                                                                 BEIC             3.125%

                                                                 CCIC             3.125%

                                                                 CIC              3.125%

                                                                 EIOW             3.125%

                                                                 EIC              3.125%

                                                                 GLOBE            3.125%

                                                                 GEIC             3.125%

                                                                 IIC              3.125%

                                                                 LICA             3.125%

                                                                 LIUI             3.125%

                                                                 LLAC             3.125%

                                                                 LNW              3.125%

                                                                 CUMIS            3.125%

                                                                 LSIC             3.125%

                                                                 LM               3.125%

                                                                 MNB              3.125%

                                                                 MAFCC            3.125%

                                                                 MWIC             3.125%

                                                                 MIDC             3.125%

                                                                 MMIC             3.125%

                                                                 PIC              3.125%

                                                                 SDIC             3.125%

                                                                 FIRST            3.125%

                                                                 NIC              3.125%

                                                                 TIC              3.125%

                                                                 WBIC             3.125%

                                                                 WGIC             3.125%

                                                                 WUIC             3.125%

IIC               Indiana Insurance    350 E. 96th Street,       LIHUSP&C           100%             IN
                  Company              Indianapolis, IN 46240

ISG               Inversora Segucar    Avenida Francisco de      CAVSC            99.99%             Venezuela
                  C.A.                 Miranda, Torre Seguros
                                       Venezuela, Nivel C-1,
                                       Centro Commercial El
                                       Parque, Los Palas
                                       Grandes, Caracas,
                                       Venezuela.

ICCC              Inversosa Centro     Avenida Francisco de      CAVSC              100%             Venezuela
                  Commercial C.A.      Miranda, Torre Seguros
                                       Venezuela, Nivel C-1,
                                       Centro Commercial El
                                       Parque, Los Palas
                                       Grandes, Caracas,
                                       Venezuela

KHLLC             Kellen Holdings,     175 Berkeley Street,      LEHLLC             100%             DE
                  LLC                  Boston, MA 02117

KTCL              Kritiya Tun          87/1 Capitol Tower, All   LIHKL               49%             Thailand
                  Company, Ltd         Seasons Place, 18th
                                       Floor, Wireless Road,
                                       Khwaeng Lumpini, Khet
                                       Pathumwan, Bangkok,
                                       Thailand

LLIB              La Libertad          Calle 71 A #6-30 Piso     LSEG             85.11%             Colombia
                                       3, Bogota, D.C.
                                       Republica de Colombia     VIDA             14.84%

LEHLLC*           LEH China, LLC       175 Berkeley Street,      LEHLLC             100 %            DE
                                       Boston, MA 02117

LEXCO             Lexco Limited        73 Front Street,          LMT                100%             Bermuda
                                       Hamilton HM11, Bermuda

LICOL             LI (Colombia)        Cannon's Court, 22        LATIN              100%             Bermuda
                  Holdings Limited     Victoria Street,
                                       Hamilton HM12, Bermuda

ART               Liberty ART          Av. Presidente Roque      LATIN            99.90%             Argentina
                                       Saenz Pena 636, 8th
                                       Floor, City of Buenos
                                       Aires Argentina

LAC*              Liberty Assignment   175 Berkeley Street,      LLAC               100%             DE
                  Corporation          Boston, MA 02117

LCHL              Liberty Canada       181 Bay Street, Suite     LIHI               100%             Canada
                  Holdings Ltd.        1000 Toronto, Ontario
                                       M5J 2T7

CITYH             Liberty Citystate    51 Club Street #03-00,    LIAPHI             100%             Singapore
                  Holdings PTE Ltd.    Liberty House,
                                       Singapore 069428

LCMIC             Liberty County       175 Berkeley Street,      LMIC                                TX
                  Mutual Insurance     Boston, MA 02117
                  Company

LCCL              Liberty Corporate    4th Floor, 1 Minister     LEHL               100%             UK
                  Capital Ltd          Court, Mincing Lane,
                                       London, EC3R 7YE

LESLLC            Liberty Employers    1 Liberty Centre,         LNW                100%             OR
                  Services, LLC        Portland, OR 97232

LEC               Liberty Energy       175 Berkeley Street,      LMIC               100%             MA
                  Corporation          Boston, MA 02117

LEHLLC            Liberty Energy       175 Berkeley Street,      LMIC               100%             DE
                  Holdings, LLC        Boston, MA 02117

LEHL              Liberty Europe       4th Floor, 1 Minister     LIHI               100%             UK
                  (Holdings) Ltd       Court, Mincing Lane,
                                       London, EC3R 7YE

LESSA             Liberty Europeia     Rua do Crucifixo, 40,     LIISLSCS           100%             Spain
                  de Seguros, S.A.     2(Degree), Freguesia de
                                       S. Nicolau, Lisboa

LFSI*             Liberty Financial    175 Berkeley Street,      LMEC               100%             MA
                  Services, Inc        Boston, MA 02117

LHGI              Liberty              175 Berkeley Street,      LMEC               100%             DE
                  Hospitality Group,   Boston, MA 02117
                  Inc.

LIT               Liberty              9-21 Adelaide Street,     LMIC               100%             UK (N.
                  Information          Belfast, Northern                                             Ireland)
                  Technology, Ltd      Ireland BT1 2DJ

LICSYR            Liberty Insurance    Calle Henao, 5, Bilboa    LIHI             57.46%             Spain
                  Compania de          48009, Spaincantil de                      42.50%
                  Seguros y            Vizacaya, Tomo 302,       LIGCSR
                  Reaseguros, S.A.     Libro 72, Section 3a
                                       Sociedades, Folio 110
                                       Hoja 992

LICA              Liberty Insurance    175 Berkeley Street,      LMIC               100%             IL
                  Company of America   Boston, MA 02117

LICC              Liberty Insurance    675 Cochrane Drive,       LMIC               100%             Canada
                  Company of Canada    Unionville, Ontario l3R
                                       0S7, Canada

LIC               Liberty Insurance    175 Berkeley Street,      LMIC               100%             IL
                  Corporation          Boston, MA 02117

LIGCSR            Liberty Insurance    Calle Obenque Numero 2,   LMIC               100%             Spain
                  Group Compania de    Madrid 28042, Spain
                  Seguros y
                  Reaseguros, S.A.

LIH               Liberty Insurance    175 Berkeley Street,      LMIC               100%             DE
                  Holdings, Inc.       Boston, MA 02117

LIPL              Liberty Insurance    51 Club Street #03-00,    CITYH              100%             Singapore
                  Pte Ltd              Liberty House,
                                       Singapore 069428

LIUI              Liberty Insurance    55 Water Street, 18th     PIIC               100%             NY
                  Underwriters Inc.    Floor,  New York, NY
                                       10041

LIHKL             Liberty              2/F, Centre Point, 181    LIAPHI             100%             Hong Kong
                  International (HK)   Gloucester Road,
                  Limited              Wanchai, Hong Kong

LISHLLC           Liberty              175 Berkeley Street,      LIHI               100%             DE
                  International        Boston, MA  02117
                  (Spain) Holdings,
                  LLC

ABERD             Liberty              175 Berkeley Street,      LIHI               100%             DE
                  International        Boston, MA 02117
                  Aberdeen, Inc.

LIAPHI            Liberty              175 Berkeley Street,      LIHI               100%             DE
                  International Asia   Boston, MA 02117
                  Pacific Holdings,
                  Inc.

LTDA              Liberty              Rua Dr. Geraldo Campos    LIISLSCS         99.99%             Brazil
                  International        Moreira, No. 110, 12th
                  Brasil, Ltda.        Floor, City of Sao        LIHI              0.01%
                                       Paulo, State of Sao
                                       Paulo, Brazil 04571-020

LIHI              Liberty              175 Berkeley Street,      LMT                100%             DE
                  International        Boston, MA 02117
                  Holdings Inc.

LIISL             Liberty              Calle Obenque, 2,         LISHLLC            100%             Spain
                  International        Madrid, Spain 28042
                  Iberia, S.L.

LIISLSCS          Liberty              Calle Obenque, 2,         LATIN            75.27%             Spain
                  International        Madrid, Spain 28042
                  Iberia, S.L. ,                                 LISHLLC          24.73%
                  S.C.S.
                                                                 LHSL              0.01%

LIIC              Liberty              2 Harbourmaster Place,    LIIHL            99.99%             Ireland
                  International        Custom House Dock,
                  Insurance Company    Dublin 1
                  Ltd.

LIILHK            Liberty              15/F., OTB Building,      CITYH            33.64%             Hong Kong
                  International        160 Gloucester Road,
                  Insurance Ltd.       Wanchai, Hong Kong        CIVT             66.36%

LIIHL             Liberty              2 Harbourmaster Place,    LIHI               100%             Ireland
                  International        International Financial
                  Ireland Holdings     Services Centre,
                  Ltd.                 Dublin 1

LATIN             Liberty              175 Berkeley Street,      LIHI               100%             DE
                  International        Boston, MA 02117
                  Latin America
                  Holdings, LLC

LIMB              Liberty              73 Front Street,          LMT                 80%             Bermuda
                  International        Hamilton HM11,
                  Management           Bermuda
                  (Bermuda) Ltd.

LIUS              Liberty              3rd Floor, St. Michaels   LIHI               100%             UK
                  International        House, One George Yard,
                  Underwriting         London EC3V 9DF
                  Services Ltd

LINTU             Liberty              Guild House,              LIIHL            99.99%             Ireland
                  International        International Financial
                  Underwriters         Services Centre,
                  Ltd.                 Dublin 1, Irelandl
                                       Financial Services
                                       Centre, Dublin 1

LLAC              Liberty Life         175 Berkeley Street,      LMIC                90%             MA
                  Assurance Company    Boston, MA 02117
                  of Boston                                      LMFIC               10%

LLDLLC*           Liberty Life         175 Berkeley Street,      LLAC               100%             DE
                  Distributors LLC     Boston, MA 02117

LLHI              Liberty Life         175 Berkeley Street,      LCSI               100%             DE
                  Holdings Inc.        Boston, MA  02117

LLSLLC            Liberty Life         175 Berkeley Street,      LLAC               100%             DE
                  Securities LLC       Boston, MA 02117

LLOYDS**          Liberty Lloyds of    175 Berkeley Street,      LMIC                                TX
                  Texas Insurance Co.  Boston, MA 02117

LMS               Liberty Management   One Liberty Centre,       LNW                100%             OR
                  Services, Inc.       Portland, OR 97232

LMT               Liberty              175 Berkeley Street,      LMIC               100%             MA
                  Massachusetts Trust  Boston, MA 02117

LMHI              Liberty Mexico       175 Berkeley Street,      LIHI               100%             MA
                  Holdings Inc.        Boston, MA 02117

LMHSA             Liberty Mexico       175 Berkeley Street,      LMHI             99.99%             Mexico
                  Holdings S.A. de     Boston, MA
                  C.V.

LMB               Liberty Mutual       73 Front Street,          LMT                100%             Bermuda
                  (Bermuda) Ltd.       Hamilton HM11, Bermuda

LMCC              Liberty Mutual       175 Berkeley Street,      LMIC               100%             DE
                  Capital              Boston, MA 02117
                  Corporation
                  (Boston)

LMCILLC           Liberty Mutual       175 Berkeley Street,      LMIA               100%             MA
                  Community            Boston, MA 02117
                  Investors, LLC

LMEC              Liberty Mutual       175 Berkeley Street,      LMIC               100%             MA
                  Equity LLC           Boston, MA 02117

FIRE              Liberty Mutual       175 Berkeley Street,      LMGI               100%             MA
                  Fire Insurance       Boston, MA 02117
                  Company

LMGI              Liberty Mutual       175 Berkeley Street,      LMHCMHI            100%             MA
                  Group Inc            Boston, MA 02117

LMHCI             Liberty Mutual       175 Berkeley Street,      N/A                100%             MA
                  Holding Company Inc  Boston, MA 02117

LMIC              Liberty Mutual       175 Berkeley Street,      LMGI               100%             MA
                  Insurance Company    Boston, MA 02117

LME               Liberty Mutual       4th Floor, 1 Minister     LIHI             99.14%             UK
                  Insurance Europe     Court, Mincing Lane,
                  Limited              London, EC3R 7YE          FIRE              0.86%

LMIA              Liberty Mutual       175 Berkeley Street,      LMIC                99%             MA
                  Investment           Boston, MA 02117
                  Advisors LLC                                   LMCC                 1%

LMMC              Liberty Mutual       175 Berkeley Street,      LMIC               100%             MA
                  Managed Care, Inc.   Boston, MA 02117

LMMB              Liberty Mutual       73 Front Street,          LMB                100%             Bermuda
                  Management           Hamilton HM11, Bermuda
                  (Bermuda) Ltd.

LNW               Liberty Northwest    One Liberty Centre,       LMIC               100%             OR
                  Insurance            Portland, OR 97232
                  Corporation

LPDIL*            Liberty Pacific      33/F Jardine House,       LMIC             96.83%             Hong Kong
                  Direct Investments   1 Connaught Place,
                  Limited              Central, Hong Kong        LEHLLC            3.17%

PAUL              Liberty Paulista     Rua Dr. Geraldo Campos    LTDA             98.28%             Brazil
                  Seguros              Moreira 110, Brooklin
                                       Novo 04571-020 Sao
                                       Paulo - SP - Brazil

CUMIS             Liberty Personal     175 Berkeley Street,      LMIC               100%             MI
                  Insurance Company    Boston, MA 02117

LCSI              Liberty Corporate    175 Berkeley Street,      LMGI               100%             MA
                  Services Inc.        Boston, MA  02117

LRBL              Liberty Re           73 Front Street,          LMIC               100%             Bermuda
                  (Bermuda) Limited    Hamilton HM11, Bermuda

LREC              Liberty Real         175 Berkeley Street,      LMEC               100%             MA
                  Estate Corporation   Boston, MA 02117

LCRMS             Liberty Risk         Av. Presidente Roque      LATIN            99.99%             Argentina
                  Services             Sanz Pena 636, 6th
                  Argentina  S.A.      Floor, Buenos Aires,
                                       Argentina

LRSV              Liberty Risk         Avenida Francisco de      LATIN              100%             Venezuela
                  Services de          Miranda, Torre Seguros
                  Venezuela S.A.       Venezuela, Nivel C-4,
                                       Centro Commercial El
                                       Parque, Los Palas
                                       Grandes, Caracas,
                                       Venezuela 1060

LRSUK             Liberty Risk         400 Capability Green,     LEHL               100%             UK
                  Services Limited     Luton, Bedfordshire,
                                       LU1 3LU

LSI               Liberty Sanibel      175 Berkeley Street,      LREP             98.67%             MA
                  Limited Partnership  Boston, MA 02117
                                                                 ARELP             1.33%

LSII              Liberty Sanibel II   175 Berkeley Street,      LMEC             99.99%             MA
                  Limited Partnership  Boston, MA 02117
                                                                 LREP              0.01%

LSASA             Liberty Seguros      Av. Pte. Roque Saenz      LATIN            99.99%             Argentina
                  Argentina, S.A       Pena 636, 6th Floor,
                                       City of Buenos Aires,
                                       Argentina

VIDA              Liberty Seguros de   Avendia Calle 72          LSEG             57.59%             Colombia
                  Vida, S.A.           #10-07, Bogota, D.C.
                                       Republica de Colombia     LILA             42.41%

LSEG              Liberty Seguros      Avendia Calle 72          LILA             94.71%             Colombia
                  S.A.                 #10-07, Bogota, D.C.
                                       Republica de Colombia     LICOL             5.26%

LSIC              Liberty Surplus      175 Berkeley Street,      LMIC               100%             NH
                  Insurance Corp.      Boston, MA 02117

LSML              Liberty Syndicate    1 Minister Court,         LEHL               100%             UK
                  Management Ltd.      Mincing Lane, London,
                                       EC3R 7YE

LUSA              Liberty-USA          175 Berkeley Street,      PIC                100%             DE
                  Corporation          Boston, MA 02117

LICP&C            LIH US P&C           175 Berkeley Street,      LIH                100%             DE
                  Corporation          Boston, MA 02117

LIHRE             LIH-Re of America    62 Maple Avenue, Keene,   LUSA               100%             DE
                  Corp.                NH 03431

LIIA*             LIIA Insurance       175 Berkeley Street,      HIA                                 TX
                  Agency, Inc.         Boston, MA 02117

LILA              LILA (Colombia)      Cannon's Court, 22        LATIN              100%             Bermuda
                  Holdings Limited     Victoria Street,
                                       Hamilton HM12, Bermuda

LLSIANV           LLS Insurance        175 Berkeley Street,      LLAC               100%             NV
                  Agency of Nevada,    Boston, MA 02117
                  Inc.

LM                LM Insurance         175 Berkeley Street,      LMIC               100%             IA
                  Corporation          Boston, MA 02117

LMHCMHI           LMHC Massachusetts   175 Berkeley Street,      LMGI               100%             MA
                  Holdings Inc         Boston, MA 02117

LREP              LRE Properties,      175 Berkeley Street,      LMEC               100%             MA
                  Inc.                 Boston, MA 02117

MDCC              Managed Dental       181 Bay Street, Suite     OTAR               100%             Canada
                  Care of Canada Inc.  1000, Toronto, Ontario
                                       MSJ 2I7 Canada

MIS               Marine Insurance     20 Cecil Street,          LME                 50%             Singapore
                  Services Pte. Ltd.   #18-01, The Exchange,
                                       Singapore 049795

M&B               Merchants &          100 Corporate Center      LMIC                                PA
                  Business Men's       Drive, Camp Hill, PA
                  Mutual Insurance     17011
                  Company

MHG               Merchants Holding    2201 North Front          M&B                100%             PA
                  Corporation          Street, Harrisburg, PA
                                       17110

MAAI              Mid-American         350 E. 96th Street,       LUSA               100%             IN
                  Agency, Inc.         Indianapolis, IN 46240

MAFCC             Mid-American Fire    6281 Tri-ridge Blvd.,     MWIC               100%             OH
                  and Casualty         Loveland, OH  45140
                  Company

MAI               Missouri Agency,     350 E. 96th Street,       LUSA               100%             MO
                  Inc.                 Indianapolis, IN 46240

MMIC              Montgomery Mutual    17810 Meeting House       LMIC                                DE
                  Insurance Company    Road, Sandy Spring, MD
                                       20860

NIICL             Narai                499/9-11 Moo 3,           TKCL             61.85%             Thailand
                  International        Benchachinda Building
                  Insurance Company    4th, 5th, 6th Floor,      LIAPHI              25%
                  Limited              Vibhavadi Rangsit Road,
                                       Khwaeng Ladyao, Khet
                                       Chatuchak, Bangkok
                                       Metropolis, Thailand
                                       10900

NIA**             National Insurance   350 East 96th Street,     Control- TNC                        INndiana
                  Association          Indianapolis, IN 46240

NPIN*             North Pacific        1 Liberty Centre,         LNW                100%             OR
                  Insurance Company    Portland, OR 97232

OAC*              Oregon Automobile    1 Liberty Centre,         LNW                100%             OR
                  Company              Portland, OR 97232

PIIC*             Peerless Indemnity   3333 Warrenville Road,    LUSA               100%             IL
                  Insurance Company    Lisle, IL 60532

PIC               Peerless Insurance   62 Maple Avenue, Keene,   LIHUSP&C           100%             NH
                  Company              NH 03431

PRUCOM            Prudential           175 Berkeley Street,      LMIC               100%             DE
                  Commercial           Boston, MA 02117
                  Insurance Company

PRUGEN            Prudential General   175 Berkeley Street,      LMIC               100%             DE
                  Insurance Company    Boston, MA 02117

PRUPAC            Prudential           175 Berkeley Street,      LMIC               100%             IN
                  Property and         Boston, MA 02117
                  Casualty Insurance
                  Company

RCSA              Reaseguradora        Avenida Francisco de      CAVSC            99.99%             Venezuela
                  Caracas S.A.         Miranda, Torre Seguros
                                       Venezuela, Nivel C-1,
                                       Centro Commercial El
                                       Parque, Los Palas
                                       Grandes, Caracas,
                                       Venezuela

RI                ReCover, Inc.        2000 Westwood Drive,      WSC                100%             TX
                                       Wausau, WI 54401

SDIC              San Diego            525 B Street, San         GEIC               100%             CA
                  Insurance Company    Diego, CA 92101

CAVSC             Seguros Caracas de   Avenida Francisco de      LATIN            99.11%             Venezuela
                  Liberty Mutual       Miranda, Torre Seguros
                  S.A.                 Venezuela, Nivel C-1,
                                       Centro Commercial El
                                       Parque, Los Palas
                                       Grandes, Caracas,
                                       Venezuela 1060

SAII              State Agency, Inc.   350 East 96th Street,     LUSA               100%             IN
                  (Indiana)            Indianapolis, IN 46240

SAWI              State Agency, Inc.   350 East 96th Street,     LUSA               100%             WI
                  (Wisconsin)          Indianapolis, IN 46240

SIG               Stuart Insurance     73 Front Street,          LMT              19.50%             Bermuda
                  Group Ltd.           Hamilton HM11, Bermuda

SCI               Summit Consulting,   2310 A-Z Park Road,       SHC                100%             FL
                  Inc.                 Lakeland, FL 33801

SCIL              Summit Consulting,   2310 A-Z Park Road,       SCI                100%             LA
                  Inc. of Louisiana    Lakeland, FL 33801

SHS               Summit Holding       2310 A-Z Park Road,       LMIC               100%             FL
                  Southeast, Inc.      Lakeland, FL 33801

TEILLC            Tara Energy          175 Berkeley Street,      LEHLLC             100%             DE
                  Investments, LLC     Boston, MA 02117

FIRST             The First Liberty    175 Berkeley Street,      LMIC               100%             IA
                  Insurance            Boston, MA 02117
                  Corporation

MWIC              The Midwestern       6281 Tr-ridge Blvd.,      PIIC               100%             OH
                  Indemnity Company    Loveland, OH 45140

TNC               The National         350 East 96th Street,     LUSA               100%             IN
                  Corporation          Indianapolis, IN 46240

TNIC              The Netherlands      62 Maple Avenue, Keene,   LIHUSP&C           100%             NH
                  Insurance Company    NH 03431

TKCL              Tun Kaokali          87/1 Capitol Tower, All   KTCL             99.99%             Thailand
                  Company, Ltd         Seasons Place, 18th
                                       Floor, Wireless Road,
                                       Khwaeng Lumpini, Khet
                                       Pathumwan, Bangkok,
                                       Thailand

UEI               US Employers         2310 A-Z Park Road,       BEIC               100%             Virgin Islands
                  Insurance Company,   Lakeland, FL 33801
                  Inc.

WB                Wausau (Bermuda)     73 Front Street,          EIOW               100%             Bermuda
                  Ltd.                 Hamilton HM11, Bermuda

WBIC              Wausau Business      2000 Westwood Drive,      WSC                100%             WI
                  Insurance Company    Wausau, WI 54401

WGIC              Wausau General       2000 Westwood Drive,      WSC                100%             WI
                  Insurance Company    Wausau, WI 54401

WHI               Wausau Holdings      2000 Westwood Drive,      EIOW               100%             DE
                  Inc.                 Wausau, WI 54401

WICUK             Wausau Insurance     2000 Westwood Drive,      LMIC               100%             UK
                  Co. (U.K.) Limited   Wausau, WI 54401

WSC               Wausau Service       2000 Westwood Drive,      LMIC               100%             WI
                  Corporation          Wausau, WI 54401

WUIC              Wausau               2000 Westwood Drive,      WSC                100%             WI
                  Underwriters         Wausau, WI 54401
                  Insurance Company

WHS               Workwell Health &    175 Berkeley Street,      LMIC               100%             MI
                  Safety, Inc.         Boston, MA 02117

* Controlled by virtue of a majority of its board of directors consisting of employees of Liberty Mutual Insurance Company.

** Controlled by attorney in fact being a 100% owned subsidiary of Liberty Mutual Insurance Company

ITEM 29 - INDEMNIFICATION

Article XV of Liberty Life Assurance Company of Boston's By-Law provides: "The company shall, except as hereinafter provided, indemnify and reimburse each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or an officer of the company. Such loss, liability and expense shall include, but not be limited to, judgments, court costs, attorneys' fees and the cost of reasonable settlements. Such indemnification and reimbursement shall not cover (a) judgments, expenses or liabilities, rendered, imposed or incurred in connection with any item or matter as to which such director or officer shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of the company; or
(b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the company (1) by vote of the board at a meeting in which no director participates against whom as such director any suit or proceeding on the same or similar grounds is then pending or threatened or (2) by vote of the stockholders. The foregoing rights of indemnification and reimbursement shall be in addition to any rights to which any director, former director, officer or former officer, and the heirs and legal representatives of each, may otherwise be entitled as a matter of law."

"Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Section 12.2 of the Operating Agreement for Liberty Life Distributors LLC (together with any successor company, the "Company") states: "Indemnification.
(a) The Managers shall be fully indemnified, defended and held harmless, absolutely, irrevocably and forever, by the Company from and against any and all claims, demands, liabilities, costs, damages and causes of action, of any nature whatsoever, arising out of or incidental to the Manager's management of the Company affairs, except where the claim at issue is based upon the fraud, gross negligence or willful misconduct of a Manager, or the breach by a Manager of any provision of this Agreement, the result of which is adverse to the Company or to any Manager. (b) The indemnification provided by Subsection 12.2 (a) shall be made solely and entirely from assets of the Company, and no Member [i.e., a person that owns a membership interest in the Company] shall be personally liable to the indemnitee in connection therewith. (c) In any proceeding brought by or in the right of the Company or brought by or on behalf of Members, there shall not be any damages assessed against a Manager or a Member arising out of any transaction, occurrence or course of conduct. The aforesaid elimination of liability of a Manager or a Member shall not be applicable if the Manager or

Member engaged in fraud, gross negligence, willful misconduct or the breach of any provision of this Agreement."

ITEM 30 - PRINCIPAL UNDERWRITER

(a) Other Activity.  Not applicable

(b) Management. The following information is provided with respect to the officers and directors of Liberty Life Distributors LLC

NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION AND OFFICES WITH UNDERWRITER
J. Paul Condrin, III                            Chairman of the Board of Managers

A. Alexander Fontanes                           Manager

John A. Tymochko                                Manager

Christopher C. Mansfield                        Manager

Dennis J. Langwell                              Manager

John T. Treece                                  President

Margaret Dillon                                 Treasurer

Stephen Batza                                   Assistant Treasurer

Laurance H. S. Yahia                            Assistant Treasurer

Dexter R. Legg                                  Secretary

Anne G. Delaney                                 Vice President -- Administration

Gary J. Ostrow                                  Vice President

William J. Dauksewicz                           Chief Compliance Officer

William J. O'Connell                            Assistant Secretary

Diane S. Bainton                                Assistant Secretary

James R. Pugh                                   Assistant Secretary

Lee W. Rabkin                                   Assistant Secretary

The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers is 175 Berkeley Street, Boston, Massachusetts 02117.

(c) Compensation from the Registrant. The following table shows all commissions and other compensation received by Liberty Life Distributors LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                    (2)
(1)                 NET UNDERWRITING   (3)               (4)
NAME OF PRINCIPAL   DISCOUNTS AND      COMPENSATION ON   BROKERAGE     (5)
UNDERWRITER         COMMISSIONS        REDEMPTION        COMMISSIONS   OTHER COMPENSATION
-----------------   ----------------   ---------------   -----------   ------------------
Liberty Life
Distributors LLC

2003                $ 0                $ 0               $   429,102   $ 0
--------------------------------------------------------------------------

2002                $ 0                $ 0               $   545,176   $ 0
--------------------------------------------------------------------------

2001                $ 0                $ 0               $ 1,214,319   $ 0
--------------------------------------------------------------------------

Liberty Life Distributors LLC pays out all commissions received to the selling broker-dealers.

ITEM 31 - LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained by Liberty Life Assurance Company of Boston at 100 Liberty Way, Dover, New Hampshire 03820 or at 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 32 - MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 33 - FEE REPRESENTATION

Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Flexible Premium Variable Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of April 2004.


By:   LLAC Variable Account
      ---------------------
      Registrant


By:   /s/ William J. O'Connell
      ------------------------
      William J. O'Connell
      Assistant General Counsel and Assistant Secretary


By:   Liberty Life Assurance Company of Boston
      ----------------------------------------
      Depositor


By:   /s/ William J. O'Connell
      ------------------------
      William J. O'Connell
      Assistant General Counsel and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2004.


/s/ Edmund F. Kelly*
--------------------
Edmund F. Kelly
President, Chief Executive Officer and Chairman of the Board


/s/ J. Paul Condrin*
--------------------
J. Paul Condrin, III
Director and Vice President


/s/ Dennis J. Langwell*
-----------------------
Dennis J. Langwell
Director and Vice President


/s/ A. Alexander Fontanes*
--------------------------
A. Alexander Fontanes
Director and Vice President

/s/ Christopher C. Mansfield*
-----------------------------
Christopher C. Mansfield
Director


/s/ Jean M. Scarrow*
--------------------
Jean M. Scarrow
Director and Chief Operating Officer - Group


/s/ John A. Tymochko*
---------------------
John A. Tymochko
Director and Chief Operating Officer - Individual


/s/ Laurance H. S. Yahia*
-------------------------
Laurance H. S. Yahia
Treasurer


*By:    /s/ William J. O'Connell
        ------------------------
        William J. O'Connell
        Assistant General Counsel and Assistant Secretary
        Attorney-in-fact
        Pursuant to Power of Attorney

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 18 of this Registration Statement.

                                  EXHIBIT INDEX

5.
       (b) Specimen Variable Life Insurance Supplemental Application.

8. Form of (a) (4) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Liberty Life Assurance Company of Boston and Liberty Life Distributors LLC

12.    (a) Actuarial Opinion of Richard B. Lassow, FSA, MAAA

13.    (a) Illustration Sample Calculation

14.    (a) Consent of Independent Auditors

17.    (a) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii)

18.    (b) Powers of Attorney for Dennis J. Langwell and Laurance H. S. Yahia